Part I

[Polaris Survivorship Life Logo]                      AIG Life Insurance Company
                                                             Variable Account II
                                                                 One Alico Plaza
                                                                 600 King Street
                                                      Wilmington, Delaware 19801
                                                                  1-800-340-2765

     Flexible Premium Joint and Last Survivor Variable Universal Life Policy

AIG Life Insurance Company is offering life insurance coverage on two individuals under Polaris Survivorship Life. We pay the death benefit after both Insureds die. The policy is a flexible premium joint and last survivor variable universal life insurance policy that allows you, the owner of the policy, within limits, to:

            o Select the face amount of life insurance. You may within limits change your initial selection as your insurance needs change.

            o Select the amount and timing of premium payments. You may make more premium payments than scheduled or stop making premium payments.

            o Allocate premium payments and your policy's Account Value among the variable investment options and the guaranteed investment option.

            o Receive payments from your policy while at least one Insured is alive through loans, partial withdrawals or a total surrender.

This document contains information about the policy. You should read this document carefully before you decide to purchase the policy. You should also keep this document for future reference.

Neither the policy nor shares of the portfolios are deposits or obligations of, or guaranteed or endorsed by, a bank and they are not federally insured by the Federal Deposit Insurance Corporation or any other government agency.

The Securities and Exchange Commission has not approved or disapproved the policy or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                   May 1, 2001

                                      Investment Options

--------------   The Variable Account is divided into subaccounts. Each
                 subaccount offered under this policy invests in shares of a
  Variable       specific portfolio of the Anchor Series Trust or SunAmerica
  Investment     Series Trust. Each portfolio is named below. The prospectuses
  Options        for Anchor Series Trust and SunAmerica Series Trust contain information about each portfolio. You should read these
--------------   prospectuses carefully.

Anchor Series Trust

      Managed by Wellington Management Company, LLP
            o     Capital Appreciation Portfolio
            o     Government and Quality Bond Portfolio
            o     Growth Portfolio
            o     Natural Resources Portfolio

SunAmerica Series Trust

Managed by Alliance Capital Management L.P.

      o     Global Equities Portfolio
      o     Alliance Growth Portfolio
      o     Growth-Income Portfolio

Managed by Banc of America Capital
 Management, LLC
      o     Cash Management Portfolio

Managed by Davis Selected Advisers, L.P.
      o     Real Estate Portfolio
      o     Davis Venture Value Portfolio

Managed by Federated Investment Counseling
      o     Corporate Bond Portfolio
      o     Federated Value Portfolio
      o     Telecom Utility Portfolio

Managed by Goldman Sachs Asset
 Management/Goldman Sachs Asset
 Management International
      o     Asset Allocation Portfolio
      o     Global Bond Portfolio
      o     Goldman Sachs Research Portfolio

Managed by MFS Investment Management
      o     MFS Growth and Income Portfolio
      o     MFS Mid-Cap Growth Portfolio
      o     MFS Total Return Portfolio

Managed by Morgan Stanley Investment
  Management Inc.
      o     International Diversified Equities Portfolio
      o     Worldwide High Income Portfolio
      o     Technology Portfolio

Managed by Putnam Investment Management, L.L.C.
      o     Emerging Markets Portfolio
      o     Putnam Growth Portfolio
      o     International Growth and Income Portfolio

Managed by SunAmerica Asset Management Corp.
      o     Aggressive Growth Portfolio
      o     SunAmerica Balanced Portfolio
      o     "Dogs" of Wall Street Portfolio
      o     High-Yield Bond Portfolio
      o     Blue Chip Growth Portfolio
      o     Growth Opportunities Portfolio

Managed by U.S. Bancorp Piper Jaffray Asset
 Management
      o     Equity Income Portfolio
      o     Equity Index Portfolio
      o     Small Company Value Portfolio

Managed by Marsico Capital Management, LLC
      o     Marsico Growth Portfolio

---------------  You may allocate your Account Value to the Guaranteed Account.
                 The Guaranteed Account is part of our general account. We will
  Guaranteed     credit interest equal to at least an effective rate of 4% per
  Investment     year, compounded annually on that portion of Account Value that
  Option         you allocate to the Guaranteed Account. We may, in our
                 discretion, elect to credit a higher rate of interest. This
---------------  document generally describes only that portion of the Account
                 Value allocated to the Variable Account.

================================================================================

                                Table of Contents

================================================================================

Special Terms...................................................................

Summary of the Policy...........................................................
   Overview.....................................................................
   Applying for a Policy........................................................
   Premium Payments.............................................................
   Account Value................................................................
   Death Benefit................................................................
   Cash Benefits Available While the Policy is in Force.........................
   Expenses of the Policy.......................................................
   Federal Tax Considerations...................................................

Purchasing a Polaris Survivorship Life Policy...................................
   Applying for a Policy........................................................
   Your Right to Cancel the Policy..............................................
   Premium......................................................................
      Restrictions on Premium...................................................
      Minimum Initial Premium...................................................
      Planned Periodic Premium..................................................
      Additional Premium........................................................
      Effect of Premium Payments................................................
      No Lapse Provision........................................................
      Grace Period..............................................................
      Premium Allocations.......................................................
      Crediting Premium.........................................................

The Investment Options..........................................................
   Variable Investment Options..................................................
   Guaranteed Investment Option.................................................

Investing Your Account Value....................................................
   Determining the Account Value................................................
   Transfers....................................................................
   Dollar Cost Averaging (DCA)..................................................
   Automatic Rebalancing........................................................

Death Benefit...................................................................
   Life Insurance Proceeds......................................................
   Death Benefit Options........................................................
   Changes in Death Benefit Options.............................................
   Changes in Face Amount.......................................................
   Changes in Owner or Beneficiary..............................................

Cash Benefits Available While the Policy is in Force ...........................
   Policy Loans.................................................................
   Partial Withdrawals..........................................................

   Systematic Withdrawal Program................................................
   Surrendering the Policy for Net Cash Surrender Value.........................

Payment Options for Benefits....................................................

Expenses of the Policy..........................................................
   Deductions From Premium......................................................
   Monthly Deductions From Account Value........................................
   Deduction From Variable Account Assets.......................................
   Deductions Upon Policy Transactions .........................................

Supplemental Benefits and Riders................................................

Other Policy Provisions.........................................................
   Right to Exchange or Convert.................................................
   Incontestability.............................................................
   Suicide Exclusion............................................................
   Misstatement of Age or Sex...................................................
   Changes in the Policy or Benefits............................................
   When Proceeds Are Paid.......................................................
   Reports to Owners............................................................
   Assignment...................................................................
   Reinstatement................................................................

Performance Information.........................................................

Federal Income Tax Considerations...............................................

Distribution of the Policy......................................................

About Us and the Accounts.......................................................
   The Company..................................................................
   The Variable Account.........................................................
   The Guaranteed Account.......................................................

Our Directors and Executive Officers............................................

Other Information...............................................................
   State Regulation.............................................................
   Legal Proceedings............................................................
   Legal Matters................................................................
   Published Ratings............................................................

Financial Statements............................................................

Appendix........................................................................

================================================================================

                                  Special Terms

================================================================================

We have capitalized some special terms we use in this document. We have defined these terms here.

We use Account Value to determine your policy benefits.

Account Value. The total amount in the Variable Account and the Guaranteed Account attributable to your policy.

If you have a request, please write to us at this address.

Administrative Office. One Alico Plaza, P.O. Box 8718, Wilmington, Delaware
19801.

Attained Age. Each Insured's age as of the Policy Date plus the number of completed policy years since the Policy Date.

Beneficiary. The person(s) who is (are) entitled to the Life Insurance Proceeds under the policy.

Cash Surrender Value. The Account Value less any applicable surrender charge that would be deducted upon surrender.

Code. The Internal Revenue Code of 1986, as amended.

Death Benefit. The amount of life insurance coverage which is based upon the death benefit option you select and the Face Amount.

You will specify the initial Face Amount in your policy application. The policy will also show the initial Face Amount.

Face Amount. The amount of insurance specified by the owner and the base for calculating the Death Benefit.

Grace Period. The period of time beginning on a Monthly Anniversary during which your policy will continue in force even though your Net Cash Surrender Value is less than the total monthly deduction then due.


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

Guaranteed Account. An account within our general account that consists of all of our assets other than the assets of the Variable Account and any of our other separate investment accounts.

Insured(s). The person(s) who has (have) life insurance coverage under the policy.

We measure contestability periods from the Issue Date.

Issue Date. The date the policy is actually issued. It may be later than the Policy Date.

Last Surviving Insured. The remaining Insured after the death of one of the two Insureds covered by this policy.

Life Insurance Proceeds. The amount payable to a Beneficiary if the Last Surviving Insured dies while life insurance coverage under the policy is in force.

Loan Account. The portion of the Account Value held in the Guaranteed Account as collateral for policy loans.

Monthly Anniversary. The same day as the Policy Date for each succeeding month, except that, for any month not having such a day, it is the last day of that month.

We use this value to determine if your policy is in force.

Net Cash Surrender Value. The Cash Surrender Value less any Outstanding Loan.

Net Premium. Any premium paid less any expense charges deducted from the premium payment.

Outstanding Loan. The total amount of policy loans including both principal and accrued interest.

We use the Policy Date as the date coverage begins and to determine all anniversary dates.

Policy Date. The date as of which we have received the initial premium and an application in good order. If a policy is issued, life insurance coverage is effective as of the Policy Date.

Valuation Date. Each day the New York Stock Exchange is open for trading.

Valuation Period. A period commencing with the close of trading on the New York Stock Exchange (currently 4 p.m., Eastern Time) on any Valuation Date and ending as of the close of the New York Stock Exchange on the next succeeding Valuation Date.

Variable Account. Variable Account II, a separate investment account of ours.

================================================================================

                              Summary of the Policy

================================================================================

Because this is a summary, it does not contain all the information that may be important to you. You should read this entire document carefully before you decide to purchase a policy.

Overview

If you select any variable investment options, your policy benefits will vary based upon the returns earned by those variable investment options. The returns may be zero or negative and you bear this risk.

The policy is a flexible premium joint and last survivor variable universal life insurance policy. Like traditional life insurance, the policy provides an initial minimum death benefit and cash benefits that you can access through loans, partial withdrawals or a surrender. Unlike traditional life insurance, you may choose how to invest your Account Value.

The policy is a joint and last survivor policy because unlike a single life policy, it insures the lives of two Insureds and provides a death benefit that is payable upon the death of the Last Surviving Insured. No death benefit is payable upon the death of the first Insured to die.

The policy allows you to make certain choices that will tailor the policy to your needs. When you apply for the policy, we will ask you to make some of these choices. You may also change your choices to meet your changing insurance needs.

In addition, we may in the future offer several riders to the policy. These riders provide you with the flexibility to design an insurance product that meets your specific needs.

Applying for a Policy

You may apply for a policy to cover individuals, the Insureds, who are both younger than age 86.

Amount of life insurance benefits.

When you apply for a policy, you must select the Face Amount. The Face Amount must be at least $200,000.

When your coverage will become effective.

Your policy will become effective after:

o     We accept your application.

o     We receive an initial premium payment in an amount we determine.

o     We have completed our review of your application to our satisfaction.

Your right to cancel the policy.

Once you receive your policy, you should read it carefully. You have the right to cancel the policy for any reason no later than 10 days after you receive the policy. If required by the state where you live, we will extend the 10 days to the number required by law.

Premium Payments

Minimum initial premium.

Before your policy is effective, you must pay the minimum initial premium. We will calculate the minimum initial premium based on a number of factors, such as the age, sex and underwriting rate class of the proposed Insureds, the desired Face Amount, and any supplemental benefits or riders applied for and whether premium will be paid by pre-authorized checking.

Planned periodic premium.

When you apply for a policy you will select the amount of premium payments you plan to pay during the term of the policy. We will establish a minimum for this amount. You will also select intervals when you plan to pay this premium amount. This may be monthly, quarterly, semiannually, or annually. Pre-authorized checking may be required for monthly payments.

Flexibility in premium payments.

During the term of the policy, you may pay premium at any time and in any amount, within limits. Thus, you are not required to pay the planned periodic premium and you may make payments in addition to the planned periodic premium.

Account Value

We will measure your benefits under the policy by your Account Value. Your Account Value will reflect:

o     the premium you pay;

o     the returns earned by the subaccounts you select;

o     the interest credited on amounts allocated to the Guaranteed Account;

o     any loans or partial withdrawals; and

o     the policy charges and expenses we deduct.

Death Benefit

Death Benefit Selections.

When you apply for a policy, you must select:

o     The Face Amount.

o The death benefit option, which will determine the manner in which we calculate the death benefit for your policy.

o The tax qualification option, which will determine the manner in which we test your policy under the Code for meeting the definition of life insurance.

Death Benefit Options.

You may select from two death benefit options:

      Level Death Benefit Option.

o     Level Death Benefit Option

      Death Benefit will be the greater of:
      (1)   Face Amount on the date of the Last Surviving Insured's death ; or
      (2) Account Value on the date of the Last Surviving Insured's death multiplied by the appropriate minimum death benefit factor on that date.

Variable Death Benefit Option.

o     Variable Death Benefit Option

      The Death Benefit will be the greater of:

      (1) Face Amount plus Account Value on the date of the Last Surviving Insured's death; or
      (2) Account Value on the date of the Last Surviving Insured's death multiplied by the appropriate minimum death benefit factor on that date.

The minimum death benefit factors we use are based upon the tax qualification option you select and the policy duration. Your policy will state the minimum death factors applicable and are determined by the Attained Age, sex and rate class of each Insured.

Tax Qualification Options.

You may select from two tax qualification options:

o Guideline Premium/Cash Value Corridor Test -- The minimum death benefit factors are based upon the Code.

o Cash Value Accumulation Test -- The minimum death benefit factors are based upon the 1980 Commissioners Standard Ordinary Mortality Tables and a 4% effective annual interest rate.

Changes You May Make.

Within limits, after the first policy anniversary, you may change the death benefit option and to the Face Amount. You may not change the tax qualification option.

Cash Benefits Available While the Policy is in Force

While the policy is in force, your policy has cash benefits that you can access within limits through loans, partial withdrawals or a surrender.

o Loans -- You may borrow against your Net Cash Surrender Value at any time. If your policy is a modified endowment contract, the loan is treated as a distribution for tax purposes, which may be taxable.

o Partial Withdrawal -- You may withdraw part of your Net Cash Surrender Value after the first policy year. We may deduct an administrative charge. If you make a partial withdrawal during the surrender charge period, we may deduct a surrender charge. A partial withdrawal may result in a decrease in the Face Amount of your policy, depending upon your death benefit option.

o Surrender -- You may surrender your policy for its Net Cash Surrender Value. If you surrender your policy during the surrender charge period, we will deduct a surrender charge. A surrender will terminate your policy.

Expenses of the Policy

Expenses reduce your returns under the policy.

Deductions from Premium

For state premium taxes, DAC taxes and other sales expenses, we currently charge 5% of each premium payment for policy years 1-10 and 3% in policy years 11+.
The maximum we will charge is 8%.

Account Value Charges
(deducted monthly)

      Cost of Insurance Charge(1)

      Current                                   Guaranteed
      -------                                   ----------
Ranges from 0.00001 per                  Ranges from 0.00004 per $1,000
$1,000 of net amount risk                of net amount at risk
to 83.33333 per $1,000 of net            to 83.33333 per $1,000 of net
amount at risk(2)                        amount at risk(2)

      Administrative Charge

                                              Current           Guaranteed
                                              -------           ----------
          Policy Years 1-5                    $15.00              $15.00
          Policy Years 6+                     $ 7.50              $15.00

In addition, there will be a charge of $0.03 per month for each $1,000 in Face Amount until the policy is terminated.

   Acquisition Charge

During the first 5 policy years, and the first 5 policy years after a Face Amount increase, there will be a yearly charge for each $1,000 in Face Amount based on the Insureds' age, sex and rate class. The lowest and highest acquisition charge are $0.59 and $61.71 per $1,000 of the Face Amount, respectively.(3)

Variable Account Charges

(deducted daily and shown as an annualized percentage of average net assets)

      Mortality and Expense Risk Charge

                                             Current        Guaranteed
                                             -------        ----------
      Policy Years 1-10                       0.75%            0.90%
      Policy Years 11-20                      0.15%            0.90%
      Policy Years 21 and thereafter          0.10%            0.90%

Transaction Charges

      Transfer Charge

$25 for each transfer in excess of 12 each policy year.

      Surrender Charge

During the first 10 policy years, and for 10 policy years following a Face Amount increase, there will be a surrender charge based on the initial Face Amount or the increase in Face Amount. The lowest and highest surrender charge are $10.19 and $60.00, respectively, per $1,000 of the Face Amount.(4)

            Surrender Charge on Partial Withdrawal

The surrender charge on a partial withdrawal is equal to the applicable surrender charge multiplied by a fraction (equal to the amount of partial withdrawal plus any administrative charge, if applicable, for the partial withdrawal, divided by the Net Cash Surrender Value immediately prior to the partial withdrawal).

            Surrender Charge on Decrease in Face Amount

The surrender charge on a decrease in Face Amount is equal to the applicable surrender charge multiplied by a fraction (equal to the decrease in Face Amount divided by the Face Amount of the policy prior to the decrease).

      Partial Withdrawal Administrative Charge

Currently, 4 partial withdrawals are allowed per year. We may charge a $25 administrative charge per partial withdrawal. In certain states the charge may be the lesser of $25 or 2% of the amount withdrawn.

      Policy Split Option Charge

Not to exceed $500. A surrender charge will apply if you elect the Policy Split Option during the first 10 policy years or 10 years following a Face Amount increase.

(1) The current cost of insurance charge will never exceed the guaranteed cost of insurance charge shown in the policy. If the Death Benefit is equal to the Face Amount or the Face Amount plus Account Value, the net amount at risk is the difference between the Death Benefit divided by 1.0032737 and the current Account Value. Otherwise, the net amount at risk is the difference between the Death Benefit and the Account Value. (See "Expenses of the Policy - Monthly Deductions From Account Value.")

(2) Current and guaranteed cost of insurance rates are based on the age (or Attained Age in the case of increase in Face Amount), sex and rate class of the Insureds, and policy year.

(3) A policy's acquisition charge is based on the age, sex and rate class status of both Insureds and Face Amount. For a 65 year old non-smoking male and a 65 year old non-smoking female policy with a $200,000 Face Amount, the initial acquisition charge would be $2,087.

(4) A policy's surrender charge is based on the age, sex and smoker status of both Insureds and Face Amount. For a 65 year old non-smoking male and a 65 year old non-smoking female policy with a $200,000 Face Amount, the initial surrender charge would be $6,834.00.

Expenses of the variable investment options also reduce your returns. In addition, you will indirectly bear the costs of the management fees and other expenses paid from the assets of the portfolios you select. The annual portfolio expenses of the variable investment options are set forth below.

             PORTFOLIO EXPENSES AFTER WAIVERS AND/OR REIMBURSEMENTS

      The purpose of this table is to assist you in understanding the various costs and expenses that you will incur indirectly as an owner of the policy. It is based on historical expenses as a percentage of net assets after waivers and/or reimbursements, if applicable. Portfolio expenses are not fixed or specified under the terms of the policy. Actual expenses may vary.

                               Anchor Series Trust
              (for the twelve-month period ended December 31, 2000)

                                                                              Annual
                                             Management          Other       Operating
                                                Fees           Expenses      Expenses
                                                ----           --------      --------
Wellington Management Company, LLP
  Capital Appreciation Portfolio(1)          .70%                .05%          .75%
  Government and Quality Bond  Portfolio     .59%                .08%          .67%
  Growth Portfolio                           .66%                .05%          .71%
  Natural Resources Portfolio                .75%                .17%          .92%

                             SunAmerica Series Trust
              (for the twelve-month period ended January 31, 2001)
Alliance Capital Management L.P.
  Global Equities Portfolio                  .70%                .14%          .84%
  Alliance Growth Portfolio                  .60%                .04%          .64%
  Growth-Income Portfolio                    .53%                .04%          .57%

Bank of America Capital Management, LLC
  Cash Management Portfolio(2)               .49%                .03%          .52%

Davis Selected Advisers, L.P.
  Real Estate Portfolio                      .80%                .16%          .96%
  Davis Venture Value Portfolio              .71%                .04%          .75%

Federated Investment Counseling
  Corporate Bond Portfolio                   .62%                .07%          .69%
  Federated Value Portfolio                  .70%                .06%          .76%
  Telecom Utility Portfolio(3)(4)            .75%                .09%          .84%

Goldman Sachs Asset Management/
Goldman Sachs Asset Management International
 Asset Allocation Portfolio                      .59%                  .05%          .64%
 Global Bond Portfolio(4)                        .69%                  .12%          .81%
 Goldman Sachs Research Portfolio(5)(6)(7)      1.20%                  .15%         1.35%

Marsico Capital Management, LLC
 Marsico Growth Portfolio(5)(6)(7)               .85%                  .15%         1.00%

MFS Investment Management
 MFS Growth and Income Portfolio                 .70%                  .06%          .76%
 MFS Mid-Cap Growth Portfolio(4)(8)              .75%                  .07%          .82%
 MFS Total Return Portfolio                      .66%                  .08%          .74%

Morgan Stanley Investment Management Inc.
 International Diversified Equities Portfolio   1.00%                  .21%         1.21%
 Worldwide High Income Portfolio                1.00%                  .10%         1.10%
 Technology Portfolio(7)                        1.20%                  .29%         1.49%

Putnam Investment Management, L.L.C.
 Emerging Markets Portfolio(9)                  1.25%                  .32%         1.57%
 Putnam Growth Portfolio                         .75%                  .04%          .79%
 International Growth and Income Portfolio       .95%                  .23%         1.18%

SunAmerica Asset Management Corp.
 Aggressive Growth Portfolio                     .66%                  .04%          .70%
 SunAmerica Balanced Portfolio                   .59%                  .05%          .64%
 "Dogs" of Wall Street Portfolio                 .60%                  .12%          .72%
 High-Yield Bond Portfolio                       .63%                  .08%          .71%
 Blue Chip Growth Portfolio(5)(7)                .70%                  .15%          .85%
 Growth Opportunities Portfolio(5)(7)            .75%                  .25%         1.00%

U.S. Bancorp Piper Jaffray Asset Management
 Equity Income Portfolio(5)                      .65%                  .30%          .95%
 Equity Index Portfolio(10)                      .40%                  .15%          .55%
 Small Company Value Portfolio(5)(6)            1.00%                  .40%         1.40%

--------------------

(1) Expenses for this portfolio are restated to reflect the current management fee agreement. On July 19, 2000, the portfolio's shareholders approved a fee increase effective August 1, 2000. Actual management fees, other expenses, and annual operating expenses for the Capital Appreciation Portfolio for the year ended December 31, 2000, were .65%, .05%, and .70%, respectively.

(2)   Formerly managed by SunAmerica Asset Management Corp.

(3) Prior to July 5, 2000, the Telecom Utility Portfolio was named Utility Portfolio. The name change did not result in any modification to the portfolio's principal investment goal or fundamental investment policies.

(4) This portfolio's annual operating expenses shown in the table above do not reflect custody credits of .01%.

(5) The investment adviser has voluntarily agreed to waive fees or expenses, if necessary, to keep operating expenses at or below established maximum amounts. All waivers or reimbursements may be terminated at any time. Only the following portfolios relied on these waivers and/or reimbursements during this past fiscal year. Absent fee waivers or reimbursements of expenses by the adviser or custody credits, annual operating expenses would have been 1.63% for Goldman Sachs Research Portfolio, 4.73% for Marsico Growth Portfolio, 1.81% for Blue Chip Growth Portfolio, 1.26% for Growth Opportunities Portfolio, 1.88% for Equity Income Portfolio, and 2.64% for Small Company Value Portfolio.

(6) The actual annual operating expenses reflect an expense cap of 1.35%, 1.00%, and 1.40% for Goldman Sachs Research Portfolio, Marsico Growth Portfolio, and Small Company Value Portfolio, respectively, which is net of custody credits of .01%, .44%, and .01%, respectively, and waivers/reimbursements, if applicable.

(7)   The expenses for this portfolio are annualized.

(8) The investment adviser recouped prior year expense reimbursements that were mathematically insignificant resulting in the expense ratio before and after recoupment remaining at .82%.

(9) Absent recoupment of expenses by the investment adviser, the annual operating expenses during the last fiscal year for the Emerging Markets Portfolio would have been 1.53%.

(10) Absent recoupment of expenses by the investment adviser, the annual operating expenses during the last fiscal year for the Equity Index Portfolio would have been .53%.

Federal Tax Considerations

You should consider the impact of the Code.

Your purchase of, and transactions under, your policy may have tax consequences that you should consider before purchasing the policy. You may wish to consult a tax adviser. In general, the Life Insurance Proceeds will not be taxable income to the Beneficiary. You will not be taxed as your Account Value increases. However, you may be taxed upon a distribution from your policy.

================================================================================

                  Purchasing a Polaris Survivorship Life Policy

================================================================================

Applying for a Policy

To purchase a policy, you must complete an application and submit it to us. You must specify certain information in the application, including the Face Amount, the death benefit option, tax qualification option and supplemental benefits or riders, if any. We may also require information to determine if the Insureds are an acceptable risk to us. We may require a medical examination of the Insureds and ask for additional information.

Our age requirement for the Insureds.

You may apply for a policy to cover individuals who are younger than age 86.

The minimum Face Amount.

The Face Amount must be at least $200,000.

We require a minimum initial premium.

You must pay a minimum initial premium in order for the policy to become effective or for us to issue the policy.

We will not issue a policy until we have accepted the application. We will accept an application if it meets our underwriting rules. We reserve the right to reject an application for any reason or to "rate" either Insured as a substandard risk.

When your coverage will be effective.

Your policy will become effective after:

o     We accept your application.

o     We receive an initial premium payment in an amount we determine.

o     We have completed our review of your application to our satisfaction.

Your Right to Cancel the Policy

Period to Examine and Cancel.

Once you receive your policy, you should read it carefully. You have the right to cancel the policy for any reason no later than 10 days after you receive the policy. If required by the state where you live, we will extend the 10 days to the number required by law. This is your "period to examine and cancel."

Your right to cancel also applies to the amount of any requested increase in Face Amount. This does not apply to any increase in Face Amount under the Automatic Face Amount Increase Option.

How to cancel your policy.

You may cancel the policy by returning it to our Administrative Office or to our agent within the applicable time with a written request for cancellation. We will refund your premium payments. Thus, the amount we return will not reflect the returns of the subaccounts or the Guaranteed Account that you selected in your application.

Premium

The policy allows you to select the timing and amount of premium payments within limits. You should send premium payments to our Administrative Office.

All your premium payments must comply with our requirements.

Restrictions on Premium. We may not accept a premium payment:

o     If it is less than $25 ($50 for monthly pre-authorized checking).

o If the premium would cause the policy to fail to qualify as a life insurance contract as defined in Section 7702 of the Code. We will refund any portion of any premium that causes the policy to fail. In addition, we will monitor the policy and will attempt to notify you on a timely basis if a policy is in jeopardy of becoming a modified endowment contract under the Code.

o If the premium would increase the amount of our risk under your policy by an amount greater than that premium amount. In such cases, we may require satisfactory evidence of insurability of each living Insured before accepting that premium.

Types of premium payments.

Minimum Initial Premium. We will calculate the minimum initial premium. The amount is based on a number of factors, including the age, sex and rate class of each proposed Insured, the desired Face Amount and any supplemental benefits or riders applied for, and whether premium will be paid by pre-authorized checking.

We establish a minimum planned periodic premium.

Planned Periodic Premium. When you apply for a policy, you select a plan for paying level premium at specified intervals. The intervals may be monthly, quarterly, semi-annually or annually, for the life of the policy. Pre-authorized checking may be required for monthly payments. We will establish a minimum amount that may be used as the planned periodic premium.

You are not required to pay premium in accordance with this plan. Rather, you can pay more or less than the planned periodic premium or skip a planned periodic premium entirely. At any time you may request a change in the amount and frequency of planned periodic premium by sending a written notice to our Administrative Office.

Additional Premium. Additional premium is premium other than planned premium. Additional premium may be paid in any amount and at any time subject to the Code and our restrictions on premium.

Depending on the Account Value at the time of an increase in the Face Amount and the amount of the increase requested, an additional premium may be needed to prevent your policy from terminating.

Paying premium may not ensure that your policy remains in force.

Effect of Premium Payments. In general, unless the no lapse provision is in effect, paying all planned periodic premium may not prevent your policy from lapsing. In addition, if you fail to pay any planned periodic premium, your policy will not necessarily lapse.

Your policy will lapse only when the Net Cash Surrender Value on a Monthly Anniversary is less than the amount of that date's monthly deduction. This could happen if the Net Cash Surrender Value has decreased because:

o of the negative return or insufficient return earned by one or more of the subaccounts or the Guaranteed Account you selected; or

o of any combination of the following -- you have Outstanding Loans, you have made partial withdrawals, we have deducted policy expenses, or you have made insufficient premium payments to offset the monthly deduction.

No lapse premium guarantee.

No Lapse Provision. In general, during the first five policy years, if you pay a sufficient amount of premium, your policy will not lapse even if your Net Cash Surrender Value is insufficient to pay the monthly deductions then due. You will be eligible for the no lapse premium guarantee if:

o     Your policy has not been reinstated.

o All your premium paid to date, reduced by any partial withdrawal and Outstanding Loan, are at least equal to the product of the minimum premium shown in your policy information section multiplied by the number of months that have elapsed since the Policy Date.

If you have requested a decrease in the Face Amount, we may not be able to accept any subsequent premium if such premium would cause the policy to fail to qualify as a life insurance contract under the Code. In this event, the no lapse provision will end.

Your policy will not terminate immediately upon your Account Value becoming insufficient.

Grace Period. Unless the no lapse provision is in effect, in order for insurance coverage to remain in force, the Net Cash Surrender Value on each Monthly Anniversary must be equal to or greater than the total monthly deductions to be charged on that Monthly Anniversary. If it is not, you have a Grace Period of 61 days during which the policy will continue in force. The Grace Period begins on the Monthly Anniversary that the Net Cash Surrender Value is less than the total monthly deductions then due. If we do not receive a sufficient premium before the end of the Grace Period, the policy may terminate without value.

We will send you a written notice within 30 days of the beginning of any Grace Period. The notice will state:

o     A Grace Period of 61 days has begun.

How much you must pay to prevent your policy from terminating.

o The amount of premium required to prevent your policy from terminating. This amount is equal to the amount needed to increase the Net Cash Surrender Value sufficiently to cover total monthly deductions for the next three Monthly Anniversaries.

If the Last Surviving Insured dies during the Grace Period, we will still pay the Life Insurance Proceeds to the Beneficiary. The amount we pay will reflect a reduction for the unpaid monthly deductions due on or before the date of the Last Surviving Insured's death.

If your policy lapses with an Outstanding Loan, you may have taxable income. Please consult your tax adviser before taking a loan.

Premium Allocations. In the application, you specify the percentage of Net Premium to be allocated to each subaccount and to the Guaranteed Account. However, until the period to examine and cancel expires, we invest this amount in the Money Market Subaccount. The first business day after this period expires, we will reallocate your Account Value in the Money Market Subaccount based on the premium allocation percentages in your application.

For subsequent premium, we will use the allocation percentages you specified in the application until you change them. You can change the allocation percentages at any time, by sending written notice to our Administrative Office. The change will apply to all premium received with or after your notice.

Allocation Rules. Your allocation instructions must meet the following requirements:

o     Each allocation percentage must be a whole number; and

o Any allocation to a subaccount or to the Guaranteed Account must be at least 5% and the sum of your allocations must equal 100%.

Crediting Premium. Your initial Net Premium will be credited to your Account Value as of the Policy Date. On the first business day after the period to examine and cancel expires, we will allocate it in accordance with your allocation percentages. We will credit and invest subsequent Net Premium on the date we receive the premium or notice of deposit at our Administrative Office.

If any premium requires us to accept additional risk, we may allocate this amount to the Money Market Subaccount until we complete our underwriting.

================================================================================

                             The Investment Options

================================================================================

You may allocate your Account Value to:

o the subaccounts (which invest in the variable investment options offered under the policy); or

o     the Guaranteed Account.

Variable Investment Options

Under the policy, you may currently allocate your Account Value to any of the available subaccounts. Each subaccount invests in a distinct portfolio of the Anchor Series Trust or the SunAmerica Series Trust. SunAmerica Asset Management Corp., an affiliate of ours, is the investment adviser to the Anchor Series Trust and SunAmerica Series Trust. These portfolios operate similarly to a mutual fund but are only available through the purchase of certain insurance contracts.

These portfolios may serve as the underlying investment vehicles for other variable insurance contracts issued by us and other affiliated/unaffiliated insurance companies. We do not believe that offering these portfolios in this manner is disadvantageous to you. The Trusts' management monitors the portfolios for any conflicts among contract owners.

Anchor Series Trust

Wellington Management Company, LLP serves as subadviser to the Anchor Series Trust. Anchor Series Trust has additional portfolios that are not available for allocations under your policy. The investment objectives of the available portfolios are set forth below.

Managed by Wellington Management Company, LLP

The Capital Appreciation Portfolio seeks long-term capital appreciation. This portfolio invests primarily in growth equity securities that are widely diversified by industry and company.

The Government and Quality Bond Portfolio seeks relatively high current income, liquidity and security of principal. This portfolio invests in obligations issued, guaranteed or insured by the U.S. Government, its agencies or instrumentalities and in investment grade corporate debt securities.

The Growth Portfolio seeks capital appreciation primarily through investments in core equity securities that are widely diversified by industry and company.

The Natural Resources Portfolio seeks a total return in excess of the U.S. rate of inflation as represented by the Consumer Price Index. This portfolio invests primarily in equity securities of U.S. or foreign companies that are expected to provide favorable returns in periods of rising inflation.

SunAmerica Series Trust

Various subadvisers provide investment advice to the SunAmerica Series Trust. SunAmerica Series Trust has additional portfolios that are not available for allocations under your policy. The investment objectives and subadvisers of the available portfolios are set forth below.

Managed by Alliance Capital Management L.P.

The Global Equities Portfolio seeks long-term growth of capital by investing primarily in common stocks or securities with common stock characteristics of U.S. and foreign issuers that demonstrate the potential for appreciation and by engaging in transactions in foreign currencies.

The Alliance Growth Portfolio seeks long-term growth of capital by investing primarily in equity securities of a limited number of large, carefully selected high quality U.S. companies that are judged likely to achieve superior earnings.

The Growth-Income Portfolio seeks growth of capital and income by investing primarily in common stocks or securities that demonstrate the potential for appreciation and/or dividends.

Managed by Banc of America Capital Management, LLC

The Cash Management Portfolio seeks high current yield while preserving capital by investing in a diversified selection of money market instruments. The portfolio does not seek to maintain a stable net asset value of $1.00.

Managed by Davis Selected Advisers, L.P.

The Real Estate Portfolio seeks total return through a combination of growth and income by investing primarily in securities of companies principally engaged in or related to the real estate industry or that own significant real estate assets or primarily invest in real estate instruments.

The Davis Venture Value Portfolio seeks growth of capital by investing primarily in common stocks of companies with market capitalizations of at least $5 billion.

Managed by Federated Investment Counseling

The Corporate Bond Portfolio seeks high total return with only moderate price risk by investing primarily in investment grade fixed income securities.

The Telecom Utility Portfolio seeks high current income and moderate capital appreciation by investing primarily in the equity and debt securities of utility companies.

The Federated Value Portfolio seeks growth of capital and income by investing primarily in the securities of high quality companies.

Managed by Goldman Sachs Asset Management/Goldman Sachs Asset Management International

The Asset Allocation Portfolio seeks high total return (including income and capital gains) consistent with long-term preservation of capital by investing in a diversified portfolio that may include common stocks and other securities having common stock characteristics, bonds and other intermediate and long-term fixed income securities and money market instruments.

The Global Bond Portfolio seeks high total return, emphasizing current income and, to a lesser extent, capital appreciation, by investing in high quality fixed income securities of U.S. and foreign issuers and transactions in foreign currencies.

The Goldman Sachs Research Portfolio seeks long-term growth of capital by investing under normal circumstances at least 90% of its total assets in U.S. equity securities, including securities of foreign issuers that are traded in the U.S.

Managed by Marsico Capital Management, LLC

The Marsico Growth Portfolio seeks long-term growth of capital by investing under normal circumstances at least 65% in equity securities of large companies with a general core position of 20 to 30 common stocks.

Managed by MFS Investment Management

The MFS Growth and Income Portfolio seeks reasonable current income and long-term growth of capital and income by investing primarily in equity securities.

The MFS Mid-Cap Growth Portfolio seeks long term growth of capital by investing primarily in equity securities of medium-sized companies that its subadviser believes have above-average growth potential.

The MFS Total Return Portfolio seeks reasonable current income, long-term capital growth and conservation of capital by investing primarily in common stocks and fixed income securities with an emphasis on income-producing securities that appear to have some potential for capital enhancement.

Managed by Morgan Stanley Investment Management Inc.

The International Diversified Equities Portfolio seeks long-term capital appreciation by investing primarily (in accordance with country and sector weightings determined by its subadviser) in equity securities of foreign issuers that, in the aggregate, replicate broad country and sector indices.

The Worldwide High Income Portfolio seeks high current income and, secondarily, capital appreciation, by investing primarily in high-yield, high-risk fixed income securities (junk bonds) of issuers located throughout the world.

The Technology Portfolio seeks long-term capital appreciation by investing primarily in equity securities that demonstrate the potential for capital appreciation issued by companies that the subadviser believes are positioned to benefit from involvement in technology and technology-related industries worldwide.

Managed by Putnam Investment Management, L.L.C.

The Emerging Markets Portfolio seeks long-term capital appreciation by investing primarily in the common stocks and other equity securities of companies that its subadviser believes have above-average growth prospects primarily in emerging markets outside the U.S.

The Putnam Growth Portfolio seeks long-term growth of capital by investing primarily in common stocks or securities with common stock characteristics that its subadviser believes have above-average growth prospects.

The International Growth and Income Portfolio seeks growth of capital and, secondarily, current income by investing primarily in common stocks traded on markets outside the U.S.

Managed by SunAmerica Asset Management Corp.

The Aggressive Growth Portfolio seeks capital appreciation by investing primarily in equity securities of high growth companies including small and medium-sized growth companies with market capitalizations of $1.5 billion to $10 billion.

The SunAmerica Balanced Portfolio seeks conservation of principal and capital appreciation by maintaining at all times a balanced portfolio of stocks and bonds with at least 25% invested in fixed income securities.

The "Dogs" of Wall Street Portfolio seeks total return (including capital appreciation and current income) by investing in thirty high dividend yielding common stocks selected annually from the Dow Jones Industrial Average and the broader market.

The High-Yield Bond Portfolio seeks high current income and, secondarily, capital appreciation by investing primarily in intermediate and long-term corporate obligations, emphasizing high-yield, high-risk fixed income securities (junk bonds) with a primary focus on "B" rated high-yield bonds.

The Blue Chip Growth Portfolio seeks capital appreciation by investing primarily in common stocks that demonstrate the potential for capital appreciation issued by large-cap companies.

The Growth Opportunities Portfolio seeks capital appreciation by investing primarily in common stocks that demonstrate the potential for capital appreciation issued generally by mid-cap companies.

Managed by U.S. Bancorp Piper Jaffray Asset Management

The Equity Income Portfolio seeks long-term capital appreciation and income by investing primarily in equity securities of companies that the subadviser believes are characterized by the ability to pay above-average dividends, the ability to finance expected growth, and strong management.

The Equity Index Portfolio seeks investment results that correspond with the performance of the Standard & Poor's 500(R) Composite Stock Price Index by investing primarily in common stocks included in the S&P 500(R).

The Small Cap Value Portfolio seeks capital appreciation by investing in a broadly diversified portfolio of equity securities of small companies generally with market capitalizations ranging from approximately $2.5 million to $4.7 billion.

The various advisers may compensate us for providing administrative services in connection with the portfolios that are available under the policy. Such compensation is paid from advisers' assets.

Guaranteed Investment Option

Under the policy, you may currently allocate your Account Value to the Guaranteed Account. In addition, if you request a loan, we will allocate part of your Account Value to the Loan Account, which is part of the Guaranteed Account.

We treat each allocation and transfer separately for purposes of crediting interest and making deductions from the Guaranteed Account.

Interest Credited On the Guaranteed Account. All of your Account Value held in the Guaranteed Account will earn interest at a rate we determine in our sole discretion. This rate will never be less than an effective rate of 4% per year compounded annually. The Loan Account portion of your Account Value may earn a different interest rate than the remaining portion of your Account Value in the Guaranteed Account.

Deductions from the Guaranteed Account. We will deduct any transfers, partial withdrawals and policy expenses from the Guaranteed Account and the subaccounts on a pro rata basis, unless you tell us otherwise. No portion of the Loan Account may be used for this purpose.

We treat amounts transferred from the Loan Account to the remaining portion of the Guaranteed Account as a new allocation to the Guaranteed Account. We will credit this transfer with interest at the rate then in effect for Guaranteed Account allocations.

Payments from the Guaranteed Account. If we must pay any part of the proceeds for a loan, partial withdrawal or surrender from the Guaranteed Account, we may defer payment for up to six months from the date we receive the written request. If we defer payment from the Guaranteed Account for 30 days or more, we will pay interest on the amount we deferred at an effective rate of 4% per year, compounded annually, until we make payment.

================================================================================

                          Investing Your Account Value

================================================================================

The policy allows you to choose how to invest your Account Value. Your Account Value will increase or decrease based on:

o     The returns earned by the subaccounts you select.

o     Interest credited on amounts allocated to the Guaranteed Account.

We will determine your policy benefits based upon your Account Value. If your Account Value is insufficient, your policy may terminate, subject to any no lapse guarantee. If the Net Cash Surrender Value on a Monthly Anniversary is less than the amount of that date's monthly deduction, the policy will lapse and a Grace Period will begin.

Determining the Account Value

On the Policy Date, your Account Value is equal to your initial Net Premium. If the Policy Date and the Issue Date are the same day, the Account Value is equal to your initial premium, less the premium expenses and monthly deduction we deduct.

On each Valuation Date thereafter, your Account Value is equal to:

o     that portion of your Account Value held in the subaccounts; plus

o     that portion of your Account Value held in the Guaranteed Account.

Your Account Value will reflect:

o     the premium you pay;

o     the returns earned by the subaccounts you select;

o     the interest credited on amounts allocated to the Guaranteed Account;

o     any loans or partial withdrawals; and

o     the policy charges and expenses we deduct.

Account Value in the Subaccounts. We measure your Account Value in the subaccounts by the value of the subaccounts' accumulation units we credit to your policy. When you allocate premium or transfer part of your Account Value to a subaccount, we credit your policy with accumulation units in that subaccount. The number of accumulation units equals the amount allocated to the subaccount divided by that subaccount's accumulation unit value for the Valuation Date when the allocation is effected.

The number of subaccount accumulation units we credit to your policy will:

o increase when Net Premium is allocated to the subaccount, amounts are transferred to the subaccount, and loan repayments are credited to the subaccount.

o decrease when the allocated portion of the monthly deduction is taken from the subaccount, a policy loan is taken from the subaccount, an amount is transferred from the subaccount, or a partial withdrawal, including the partial withdrawal administrative and surrender charge, is taken from the subaccount.

Accumulation Unit Values. A subaccount's accumulation unit value varies to reflect the return of the portfolio and may increase or decrease from one Valuation Date to the next. We arbitrarily set the accumulation unit value for each subaccount at $10 when the subaccount was established. Thereafter, the accumulation unit value equals the accumulation unit value for the prior Valuation Period multiplied by the net investment factor for the current Valuation Period.

Net Investment Factor. The net investment factor is an index we use to measure the investment return earned by a subaccount during a Valuation Period. It is based on the change in net asset value of the portfolio shares held by the subaccount and reflects any dividend or capital gain distributions on the portfolio shares and the deduction of the daily mortality and expense risk charge.

Guaranteed Account Value. On any Valuation Date, the Guaranteed Account portion of your Account Value equals:

o     the total of all Net Premium, allocated to the Guaranteed Account, plus

o     any amounts transferred to the Guaranteed Account, plus

o interest credited on the amounts allocated and transferred to the Guaranteed Account, less

o     the amount of any transfers from the Guaranteed Account, less

o the amount of any partial withdrawals, including the partial withdrawal charge, taken from the Guaranteed Account, less

o the allocated portion of the monthly deductions, if any, deducted from the Guaranteed Account, plus

o     the amount of the Loan Account.

If you take a policy loan, we transfer the amount of the loan to the Loan Account. The value of your Loan Account includes transfers to and from the Loan Account as you take and repay loans and interest charged and credited on the Loan Account.

Transfers

You may transfer Account Value among the subaccounts and to and from the Guaranteed Account after the period to examine and cancel. All transfer requests, except for those made under the dollar cost averaging, automatic rebalancing and systematic withdrawal programs, must satisfy the following requirements:

o Minimum amount of transfer -- You must transfer at least $250 or the balance in the subaccount or the Guaranteed Account, if less.

o Form of transfer request -- You must make a written request unless you have established prior authorization to make telephone transfers or by other means we make available.

o Transfers from the Guaranteed Account -- The maximum you may transfer in a policy year is equal to 25% of your Account Value in the Guaranteed Account (not including the Loan Account) on the most recent policy anniversary reduced by all prior partial withdrawals and transfers taken from the Guaranteed Account during that policy year.

Date We Process Your Transfer Request. We must receive your transfer request at our Administrative Office. We process transfers on the same date we receive your transfer request assuming the New York Stock Exchange is open for trading. The transfer will be made at the price next computed after we receive your transfer request. We may, however, defer transfers under the same conditions as described under "Other Policy Provisions - When Proceeds Are Paid."

Number of Permitted Transfers/Transfer Charge. We do not currently limit the number of transfers you may make. However, for each transfer in excess of 12 during a policy year we will assess a $25 transfer charge. All transfers processed on the same business day will count as one transfer for purposes of determining the number of transfers you have made in a policy year. Transfers in connection with the dollar cost averaging and automatic rebalancing programs will not count against the 12 free transfers in a policy year. We reserve the right to increase the number of free transfers allowed in any policy year.

Telephone Transfers. If you have completed an authorization form allowing telephone transfers, you may request transfers by telephone. We confirm all telephone transfers in writing. You should review all confirmations to determine if there have been any unauthorized transfers.

We will use reasonable procedures to confirm that telephone transfer requests are genuine. We will not be liable for any loss due to unauthorized or fraudulent instructions.

We reserve the right to suspend telephone transfer privileges at any time.

Dollar Cost Averaging (DCA)

Dollar cost averaging is a systematic method of investing at regular intervals. By investing at regular intervals, the cost of the securities is averaged over time and perhaps over various market cycles.

If you select this program, we will automatically transfer a portion of your Account Value on a monthly, quarterly, semi-annual, or annual basis, as you request. Unless you tell us otherwise, we will allocate the transfer as you have specified in your most current premium allocation instructions. However, not less than 5% may be allocated to any subaccount or to the Guaranteed Account. You may instruct us to make the transfers from any subaccount or the Guaranteed Account. There is no charge for this program.

Dollar Cost Averaging From the Guaranteed Account with Six Month Bonus Rate (DCA Plus Program). We may make available a six-month bonus interest rate if you use the dollar cost averaging feature from the Guaranteed Account. We will credit the Net Premium to the DCA Plus Guaranteed Account. This dollar cost averaging option must be elected at the time of application and only applies to premium received during the initial six months following the Policy Date. We will transfer a portion of your Account Value in the DCA Plus Guaranteed Account at the end of each month over a six-month period as follows - at the end of the first month, we will transfer one-sixth; at the end of the second month, we will transfer one-fifth; at the end of the third month, we will transfer one-fourth; at the end of the fourth month, we will transfer one-third; at the end of the fifth month, we will transfer one-half; and at the end of the sixth month, we will transfer the amount remaining in the DCA Plus Guaranteed Account.

During this period, we may credit an interest rate in addition to the interest rate that we are crediting on allocations or transfers to the Guaranteed Account at that time. Additional amounts may not be allocated to the DCA Plus Guaranteed Account after the six-month period.

If you terminate dollar cost averaging while your Account Value includes amounts in the DCA Plus Guaranteed Account, we will transfer that amount to the Guaranteed Account. It will earn interest at the current rate we are crediting on allocations or transfers to the Guaranteed Account.

We reserve the right to establish dollar cost averaging transfer limits, to restrict the subaccounts from which dollar cost averaging transfers may be made, and to eliminate this option all together.

Processing Your Automatic DCA Transfers. We will begin to process your automatic transfers:

o On the first Monthly Anniversary following the end of the period to examine and cancel if you request the automatic DCA transfers when you apply for your policy.

o On the second Monthly Anniversary following the receipt of your request at our Administrative Office if you elect the option after you apply for the policy.

We will stop processing automatic DCA transfers if:

o The funds in the transferring subaccount or the Guaranteed Account have been depleted;

o We receive your written request at our Administrative Office to cancel future transfers;

o     We receive notification of death of the last Surviving Insured; or

o     Your policy goes into a Grace Period.

Dollar cost averaging may lessen the impact of market fluctuations on your investment. Using dollar cost averaging does not guarantee investment gains or protect against loss in a declining market.

Automatic Rebalancing

We may offer an automatic rebalancing program that rebalances your Account Value to match your allocation instructions.

This program is offered because the Account Value in the Guaranteed Account and the subaccounts will accumulate at different rates as a result of different investment returns. Automatic rebalancing will reset your Account Value in the Guaranteed Account and the subaccounts to your most recent allocation instructions. You may elect the frequency (monthly, quarterly, semi-annually, or annually) as measured from the policy anniversary. On the appropriate day, we will rebalance your Account Value by reallocating it according to your most recent allocation instructions.

There is no charge for this program. We will not count transfers resulting from automatic rebalancing against your free transfers.

We reserve the right to suspend or modify automatic rebalancing or to charge an administrative fee for excessive election or allocation changes. Automatic rebalancing is not available if the Grace Period has commenced.

================================================================================

                                  Death Benefit

================================================================================

Life Insurance Proceeds

During the policy term, we will pay the Life Insurance Proceeds to the Beneficiary after both Insureds die. To make payment, we must receive at our Administrative Office:

o satisfactory proof of the Last Surviving Insured's death while the policy was in force;

o     the policy; and

o     all other requirements we deem necessary.

The Beneficiary may receive the Life Insurance Proceeds in one lump sum or under any available payment option.

Payment of Life Insurance Proceeds. We will pay the Life Insurance Proceeds generally within seven days after we receive the required information. We will pay the Life Insurance Proceeds to the Beneficiary in one lump sum or, if elected, under an available payment option. Payment of the Life Insurance Proceeds may also be affected by other provisions of the policy.

We will pay interest on the Life Insurance Proceeds from the date of the Last Surviving Insured's death to the date of payment as required by applicable state law.

Amount of Life Insurance Proceeds. We will determine the Life Insurance Proceeds as of the date of the Last Surviving Insured's death. The Life Insurance Proceeds will depend on the death benefit option and tax qualification option in effect on the date of death of the Last Surviving Insured and will equal:

o the amount of the Death Benefit determined according to the death benefit option selected; plus

o     any other benefits then due from riders to the policy; minus

o     the Outstanding Loan, if any, minus

o any overdue monthly deductions if the Last Surviving Insured dies during a Grace Period.

Death Benefit Options

You may select from two death benefit options.

Level Death Benefit Option.

o     Level Death Benefit Option

      The Death Benefit will be the greater of:

      (1)   Face Amount at date of the Last Surviving Insured's death; or

      (2) Account Value at date of the Last Surviving Insured's death multiplied by the appropriate minimum death benefit factor on that date.

      This death benefit option should be considered if you want to minimize your cost of insurance.

Variable Death Benefit Option.

o     Variable Death Benefit Option

      The Death Benefit will be the greater of:

      (1) Face Amount plus the Account Value at date of the Last Surviving Insured's death; or

      (2) Account Value at date of the Last Surviving Insured's death multiplied by the appropriate minimum death benefit factor on that date.

      This death benefit option should be considered if you want your Death Benefit to vary with your Account Value.

Tax Qualification Options.

Section 7702 of the Code provides alternative testing procedures for meeting the definition of life insurance. Each policy must qualify under one of these two tests and you may select the test we use for ensuring your policy meets the definition of life insurance.

For both tests under Section 7702, there is a minimum Death Benefit required at all times. This is equal to the Account Value multiplied by the appropriate minimum death benefit factor. These factors depend on the tax qualification option and will be based on the Attained Ages, sex and rate classes of the Insureds. A table of the applicable factors is located in your policy.

The two tax qualification options are:

Guideline Premium/Cash Value Corridor Test.

o     Guideline Premium/Cash Value Corridor Test.

Cash Value Accumulation Test.

o Cash Value Accumulation Test. This tax qualification option should be considered if you want to maximize the premium permitted for your policy.

Once you have selected the tax qualification option for your policy, it may not be changed.

Changes in Death Benefit Options

At any time after the first policy anniversary while your policy is in force, you may request a change in death benefit option.

How to request a change.

You may change your death benefit option by providing your agent with a written request or by writing to us at our Administrative Office. We may require that you submit satisfactory evidence of insurability of both Insureds to us.

If you request a change from the Level Death Benefit Option to the Variable Death Benefit Option, we will decrease the Face Amount by an amount equal to your Account Value on the date the change takes effect. However, we will not allow such a change if it would reduce the Face Amount below the minimum Face Amount. This change will also cancel all future Face Amount increases under the Automatic Face Amount Increase Option.

If you request a change from the Variable Death Benefit Option to the Level Death Benefit Option, we will increase the Face Amount by an amount equal to your Account Value on the date the change takes effect. Such decreases and increases in the Face Amount are made so that the Death Benefit remains the same on the date the change takes effect.

Once a change is approved, we will issue new policy information pages and attach a copy of your application for change. The change will take effect at the beginning of the policy month that coincides with or next follows the date we approve your request. We reserve the right to decline to make any changes that we determine would cause the policy to fail to qualify as life insurance under our interpretation of the Code.

Changes in Face Amount

When you apply for a policy, you may select the Automatic Face Amount Increase Option. In addition, you may request a change in the Face Amount at any time after the first policy anniversary while the policy is in force, subject to any evidence of insurability requirements. We will not make a change in Face Amount that causes your policy to fail to qualify as life insurance under the Code.

Automatic Face Amount Increase Option. Under the Automatic Face Amount Increase Option, the Face Amount will be automatically increased on specified policy anniversaries up to a maximum total for all increases that is twice the initial Face Amount. You may select the Automatic Face Amount Increase Option only if you also select the Level Death Benefit Option. When you select this option, you must specify:

o the policy anniversaries on which the Face Amount increase will begin. The increase must begin no later than the tenth policy anniversary.

o the amount of increase, which may be no less than 1% and no more than 6% of the initial Face Amount.

You may elect to cancel the automatic increase. If you do so, we will cancel all future increases. We require at least 30 days written notice before the effective date of an increase. In addition, any request to change the Face Amount, any change in Face Amount as a result of a partial withdrawal or a change from the Level Death Benefit Option to the Variable Death Benefit Option will cancel all future automatic increases.

Increases in Face Amount. Any request for an increase:

o     Must be made after the first policy anniversary.

o     Must be for at least $10,000.

o     May not be requested more than once each policy year.

o     May not be requested after the oldest living Insured reaches Attained Age
      90.

How to request a change.

A written application must be submitted to our Administrative Office along with satisfactory evidence of insurability for each living Insured. You must return the policy so we can amend it to reflect the increase. The requested increase in Face Amount will become effective on the Monthly Anniversary on or next following the date the increase is approved and the Account Value will be adjusted to the extent necessary to reflect a monthly deduction as of the effective date of the increase in Face Amount.

Decreases in Face Amount. Any request for a decrease:

o     Must be made after the first policy anniversary.

o     Must be for at least $5,000.

o Must not cause the Face Amount after the decrease to be less than the minimum Face Amount at which we would issue a policy.

During the second through the fifth policy years, you may decrease the Face Amount by up to 25% of the initial Face Amount each policy year. The decreases may be cumulative. If the Face Amount is decreased during the first 10 policy years or within 10 policy years of an increase in Face Amount, a surrender charge will be applicable. Decrease will first be applied against the most recent increase in Face Amount.

Consequences of a Change in Face Amount. An increase or decrease in Face Amount will change the net amount at risk for your policy. This will affect the monthly deduction related to the cost of insurance charge. Both requested increases and decreases in Face Amount may impact the surrender charge. We will charge an acquisition charge for the first five years following a requested increase in Face Amount. In addition, a requested increase or decrease in Face Amount may impact the status of the policy as a modified endowment contract. A decrease in Face Amount, will cause the termination of the policy's no-lapse provision. A requested change in the Face Amount will also cancel the Automatic Face Amount Increase Option.

Changes in Owner or Beneficiary

While either Insured is living, you may request a change in the owner or Beneficiary. The change will take effect on the date you sign the notice, but will not apply to any payment we make or other action we take before we receive the notice.

Changes in Owner Due to Death. More than one person may own the policy. Unless otherwise provided, if a joint owner dies, ownership passes to any surviving joint owner(s). Unless otherwise provided, when the owner, or the last surviving joint owner dies, ownership passes to that person's estate.

================================================================================

              Cash Benefits Available While the Policy is in Force

================================================================================

While the policy is in force, your policy has cash benefits which you may access within limits by taking loans or making a partial withdrawal or surrender.

Policy Loans

You may request a loan against your policy at any time while the policy has a Net Cash Surrender Value. We limit the minimum and maximum amount of a loan you may take as follows:

o     Maximum Loan Amount

(1) During the first policy year, you may take a loan so long as the Outstanding Loan (including the loan at issue) does not exceed 50% of the Cash Surrender Value.

(2)   After the first policy year, the maximum loan amount you may take is:

      (a)   Your Net Cash Surrender Value, less

      (b) Loan interest to the next policy anniversary on the loan amount, less

      (c) The amount we calculate for the monthly deductions for each Monthly Anniversary up to the next policy anniversary.

o     Minimum Loan Amount -- $500.

How to request a loan.

You must submit a written request for a loan to the Administrative Office. Policy loans will be processed as of the date we receive the request at our Administrative Office. Loan proceeds generally will be sent to you within seven days.

Interest. We charge interest daily on any Outstanding Loan at a declared annual rate not in excess of 8%. The maximum net cost (the difference between the rate of interest we charge on policy loans and the amount we credit on the equivalent amount held in the Loan Account) of a loan is 2% per year . Currently, after the tenth policy anniversary, the net cost is 0.25%. While we believe such loans after the tenth policy anniversary will be treated as valid indebtedness for tax purposes, there is some risk they would be treated as distributions. Interest is due and payable at the end of each policy year while a policy loan is outstanding. If interest is not paid when due, the amount of the interest is added to the loan and becomes part of the Outstanding Loan.

Loan Account. You may direct us to take an amount equal to the loan proceeds and any amount attributed to unpaid interest from any subaccount or from the Guaranteed Account. Otherwise, we will withdraw this amount from each subaccount and Guaranteed Account on a pro rata basis. We transfer this amount to the Loan Account in the Guaranteed Account.

When a loan is repaid, an amount equal to the repayment will be transferred from the Loan Account to the subaccounts and Guaranteed Account in accordance with your premium allocation percentages in effect at the time of repayment.

Effect of Policy Loan. A policy loan, whether or not repaid, will have a permanent effect on the Life Insurance Proceeds and Account Value because the investment results of the subaccounts and current interest rates credited to the Guaranteed Account will apply only to the non-loaned portion of the Account Value. The longer the loan is outstanding, the greater this effect is likely to be. Depending on the investment results of the subaccounts or credited interest rates for the Guaranteed Account while the policy loan is outstanding, the effect could be favorable or unfavorable.

In addition, loans from modified endowment contracts are treated for tax purposes as distributions, which may be taxable. You should consult your tax adviser before taking a loan.

If the Life Insurance Proceeds become payable while a policy loan is outstanding, the Outstanding Loan will be deducted in calculating the Life Insurance Proceeds.

If the Outstanding Loan exceeds the Net Cash Surrender Value on any Monthly Anniversary, the policy will lapse. We will send you, and any assignee of record, notice of the lapse. The notice will specify the amount that must be repaid to prevent termination. You will have the opportunity during the Grace Period to submit sufficient payment to avoid termination.

Outstanding Loan. The Outstanding Loan on a Valuation Date equals:

o All policy loans that have not been repaid (including past due unpaid interest added to the loan), plus

o     accrued interest not yet due.

Loan Repayment. You may repay all or part of your Outstanding Loan at any time while the policy is in force. Loan repayments must be sent to our Administrative Office and will be credited as of the date received. You must indicate that the amount paid is for a loan repayment.

Partial Withdrawals

Requirements for Partial Withdrawals.

You may request a partial withdrawal at any time after the first policy anniversary while the policy is in force. Currently, we limit the number of partial withdrawals to four each policy year. This does not include withdrawals made as part of the systematic withdrawal program. We may limit the minimum and maximum amount of withdrawals.

o Maximum Partial Withdrawal Amount - your policy's Net Cash Surrender Value except that the withdrawal may not cause the Face Amount to be less than the required minimum Face Amount.

o Minimum Partial Withdrawal Amount - $250. This limit does not apply to withdrawals under the systematic withdrawal program.

o Maximum Partial Withdrawal From the Guaranteed Account - during any policy year you may only withdraw from the Guaranteed Account 25% of your Account Value in the Guaranteed Account (not including the Loan Account) on the most recent policy anniversary reduced by all prior partial withdrawals and transfers from the Guaranteed Account during that policy year.

o Maximum Partial Withdrawal From the Guaranteed Account If You Are a Participant in the Systematic Withdrawal Program -- under this circumstance during any policy year you may only withdraw the greater of:

      (1) 25% of your Account Value in the Guaranteed Account (not including the Loan Account) on the most recent policy anniversary; or

      (2) The maximum amount you may have withdrawn from the Guaranteed Account in any of the prior policy years.

How to request a partial withdrawal.

You must submit a written request to our Administrative Office. We will reduce your Account Value by the partial withdrawal amount plus any applicable charges. When you request a partial withdrawal, you may direct us to take the requested amount from any subaccount or from the Guaranteed Account. If you do not direct us or if the Account Value in the subaccount or Guaranteed Account is insufficient to withdraw the amount requested, we will withdraw all or the difference from the remaining subaccounts on a pro rata basis.

We will process partial withdrawal requests at the price next computed after we receive your written request at our Administrative Office. We will generally pay partial withdrawals within seven days.

Expenses for Partial Withdrawal. During the first ten policy years or for the ten policy years following a requested increase in Face Amount, we will deduct the applicable surrender charge on a partial withdrawal. This charge will be deducted from your Account Value along with the amount requested to be withdrawn and will be considered part of the partial withdrawal (together, the "partial withdrawal amount"). Currently, we do not assess a processing fee for partial withdrawals. However, we reserve the right to assess a $25 processing charge for each withdrawal.

Effect of Partial Withdrawal on your Face Amount. The Face Amount of your policy will be reduced by the partial withdrawal amount if you selected the Level Death Benefit Option.

We will reduce the Face Amount by the amount of the partial withdrawal in the following order:

(1) The most recent increase in the Face Amount, if any, will be reduced first.

(2) The next most recent increases in the Face Amount, if any, will then be successively decreased.

(3)   The initial Face Amount will then be decreased.

No partial withdrawal may be made that would reduce the Face Amount below the minimum Face Amount.

If a Variable Death Benefit Option is in effect a partial withdrawal does not affect the Face Amount.

Partial withdrawals from your policy may have tax consequences.

Systematic Withdrawal Program

You may access your Account Value by electing the systematic withdrawal program. This program allows you to automatically receive payments on a monthly, quarterly, semi-annual or annual basis. You may request to participate in the systematic withdrawal program at any time after the first policy anniversary.

You have the option to switch to borrowing from your Account Value once a specified amount of withdrawals has been reached. You may also elect to borrow the interest due on your outstanding loan balance in order to continue to receive a steady stream of income. Loans taken under this program are not subject to the minimum loan amount.

Some withdrawals may be taxable. Please consult your tax adviser before requesting a withdrawal.

Surrendering the Policy for Net Cash Surrender Value

You may surrender your policy at any time while the policy is in force for its Net Cash Surrender Value by submitting a written request to our Administrative Office. We will require the return of the policy. A surrender charge may apply. We will process a surrender request as of the date we receive your written request and all required documents. Your surrender request generally will be paid within seven days. The Net Cash Surrender Value may be taken in one lump sum or it may be applied to a payment option. Your policy will terminate and cease to be in force if it is surrendered and no Life Insurance Proceeds will be payable. Your policy cannot later be reinstated.

================================================================================

                          Payment Options for Benefits

================================================================================

We offer a wide variety of optional ways of receiving proceeds payable under the policy, such as upon surrender or death, other than in a lump sum. Any agent authorized to sell this policy can explain these options upon request. None of these options vary with the investment performance of the Variable Account because they are all forms of guaranteed benefit payments.

================================================================================

                             Expenses of the Policy

================================================================================

Periodically, we will deduct expenses related to your policy. We will deduct these:

o     from premium, Account Value and from subaccount assets; and

o     upon certain transactions.

The amount of these expenses are described in your policy as either guaranteed or current. We will never charge more than the guaranteed amount. We may in our discretion deduct expenses on a current basis that is less than the guaranteed amount.

Deductions From Premium

We will deduct up to a maximum of 8% from each premium payment to provide for state premium taxes, DAC taxes and for other expenses associated with acquiring and servicing a policy. Currently, the deduction is 5% for the first ten policy years and 3% thereafter.

Monthly Deductions From Account Value

On the Policy Date and each Monthly Anniversary thereafter, we make a deduction from your Account Value. The amount deducted on the Issue Date is for the Policy Date and any Monthly Anniversaries that have elapsed since the Policy Date. For this purpose, the Policy Date is treated as a Monthly Anniversary.

On each Monthly Anniversary we will deduct charges for:

o     The administration of your policy.

o     The acquisition and underwriting costs of your policy.

o     The cost of insurance for your policy.

o     The cost of any supplemental benefits or riders.

Subject to our approval, you may request us to take the monthly deductions from your Account Value allocated to the Guaranteed Account (not including the Loan Account) or specified subaccounts. Otherwise, we will take the monthly deductions from each subaccount and the Guaranteed Account on a pro rata basis.

Administrative Charge. This charge compensates us for administrative expenses associated with the policy and the Variable Account. These expenses relate to premium billing and collection, record keeping, processing claims, policy loans, policy changes, reporting and overhead costs, processing applications and establishing policy records.

This charge will be no more than $15 per month. Currently, after the fifth policy year the charge is $7.50 per month. In addition, there will be a charge of $.03 per $1,000 of Face Amount per month until the policy is terminated.

Acquisition Charge. We will make a deduction from your Account Value for expenses associated with the acquisition and underwriting costs to issue your policy. This charge will vary based on the Insured's age, sex and rate class. The charge is assessed for the first five policy years and, if you request an increase in the Face Amount, for the first five years following that increased Face Amount the term of the policy. The lowest and highest acquisition charge are $0.59 and $61.71 per $1,000 of Face Amount, respectively. The amount of the acquisition charge for your policy is specified in the policy Information section of your policy.

Cost of Insurance Charge. This charge compensates us for providing insurance coverage. The charge depends on a number of factors, such as Attained Age, sex and rate class of each Insured and reflects the fact that the Death Benefit is not payable until the death of the Last Surviving Insured. Therefore this charge will vary from policy to policy and from month to month. For any policy the cost of insurance on a Monthly Anniversary is calculated by multiplying the applicable cost of insurance rate by the net amount at risk under the policy on that Monthly Anniversary.

Net Amount at Risk.

If the Death Benefit is equal to the Face Amount, or the Face Amount plus the Account Value, then the net amount at risk is calculated as (a) minus (b) where:

(a) is the current Death Benefit at the beginning of the policy month divided by 1.0032737; and

(b) is the current total Account Value.

If the Death Benefit is equal to the Account Value multiplied by the appropriate minimum death benefit factor, then the net amount at risk is calculated as (a) minus (b) where:

(a) is the current Death Benefit at the beginning of the policy month; and

(b) is the current total Account Value

Rate Classes for Insureds. We currently rate Insureds in one of following basic rate classifications based on our underwriting:

o     preferred plus nonsmoker;

o     preferred nonsmoker;

o     standard plus nonsmoker;

o     standard nonsmoker;

o     smoker;

o     substandard for those involving a higher mortality risk.

We place each Insured in a rate class when we issue the policy based on our underwriting determination. This original rate class applies to the initial Face Amount, as well as subsequent automatic increases in Face Amount under the Automatic Face Amount Increase Option under the policy. When an increase in Face Amount is requested, we conduct underwriting before approving the increase (except as noted below) to determine whether a different rate class will apply to the increase. If the rate class for the increase has lower guaranteed cost of insurance rates than the original rate class, the rate class for the increase also will be applied to the initial Face Amount. If the rate class for the increase has higher guaranteed cost of insurance rates than the original rate class, the rate class for the increase will apply only to the increase in Face Amount and the original rate class will continue to apply to the initial Face Amount and to automatic increases in the Face Amount.

If there have been requested increases in the Face Amount, we may use different cost of insurance rates for the requested increased portions of the Face Amount. For purposes of calculating the cost of insurance charge after the Face Amount has been increased, the Account Value will be applied to the initial Face Amount first and then to any subsequent requested increases in Face Amount. If at the time an increase is requested, the Account Value exceeds the initial Face Amount (or any subsequently increased Face Amount) divided by 1.0032737, the excess will then be applied to the subsequent increase in Face Amount in the sequence of the increases.

In order to maintain the policy in compliance with Section 7702 of the Code, under certain circumstances, an increase in Account Value will cause an automatic increase in the Death Benefit. The Attained Age and rate class for such requested increase will be the same as that used for the most recent increase in Face Amount (that has not been eliminated through a subsequent decrease in Face Amount).

The guaranteed cost of insurance charges at any given time for a substandard policy with flat extra charges will be based on the guaranteed maximum cost of insurance rate for the policy (including table rating multiples, if applicable), the then current net amount at risk, plus the actual dollar amount of the flat extra charge.

Our current cost of insurance rates may be less than the guaranteed rates. Our current cost of insurance rates will be determined based on our expectations as to future mortality, investment, expense and persistency experience. These rates may change from time to time. In our discretion, the current charge may be increased in any amount up to the maximum guaranteed charge shown in the table.

Cost of insurance rates (whether guaranteed or current) for an Insured in a nonsmoker rate class are generally lower than rates for an Insured of the same age and sex in a smoker rate class. Cost of insurance rates (whether guaranteed or current) for an Insured in a nonsmoker or smoker rate class are generally lower than rates for an Insured of the same age and sex and smoking status in a substandard rate class.

Legal Considerations Relating to Sex-Distinct Premium and Benefits. Mortality tables for the policy generally distinguish between males and females. Thus, premium and benefits under the policy covering two males, two females or one male and one female of the same age will differ.

We may also offer the policy based on unisex mortality tables if required by state law. Employers and employee organizations considering the purchase of a policy should consult their legal advisers to determine whether purchase of a policy based on sex-distinct actuarial tables is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. Upon request, we may offer the policy with unisex mortality tables to such prospective purchasers.

Deduction From Variable Account Assets

Mortality and Expense Risk Charge. We deduct a daily charge from the net assets in the subaccounts for assuming certain mortality and expense risks under the policy. This charge does not apply to the amounts you allocate to the Guaranteed Account. Currently, we charge an annual rate of 0.75% of the subaccount assets for the first 10 policy years and 0.15% for policy years 11-20 and 0.10% thereafter. The guaranteed charge is at an annual rate of 0.90%. Although the charge may be increased or decreased in our sole discretion, it is guaranteed not to exceed an annual rate of 0.90% of your Account Value in the subaccounts for the duration of a policy.

The mortality risk we assume is that the Insured under a policy may die sooner than anticipated and, therefore, we will pay an aggregate amount of Life Insurance Proceeds greater than anticipated. The expense risk we assume is that expenses incurred in issuing and administering all policies and the Variable Account will exceed the amounts realized from the administrative charges assessed against all policies.

Deductions Upon Policy Transactions

Transfer Charge. We currently impose a $25 transfer charge on any transfer of Account Value among the subaccounts and the Guaranteed Account in excess of the 12 free transfers permitted each policy year. If applicable, we will deduct the charge from the amount you transfer before allocation to the new subaccount(s) or to the Guaranteed Account. The confirmation of the transaction will show the transfer charge, if any.

Surrender Charge. If the policy is surrendered or there is a decrease in Face Amount during the first 10 policy years, we will deduct a surrender charge based on the initial Face Amount. If a policy is surrendered or there is a decrease in Face Amount within 10 years after a requested increase in Face Amount, we will deduct a surrender charge based on the increase in Face Amount. The surrender charge will be deducted before any surrender proceeds are paid.

Surrender Charge Calculation. In general, the surrender charge is based on the Face Amount. The surrender charge will be no greater than the product of (1) times (2) times (3) where:

(1)   is equal to the Face Amount divided by $1,000;

(2) is equal to a surrender charge factor per $1,000 based on the Insureds' age, sex and smoker status; and

(3) is equal to the factor based upon the number of years that have lapsed since the Policy Date or requested increase in Face Amount, as described in the following table:

           Year                 Factor
           ----                 ------

            1..................  100%

            2..................   90%

            3..................   80%

            4..................   70%

            5..................   60%

            6..................   50%

            7..................   40%

            8..................   30%

            9..................   20%

           10..................   10%

          11+..................    0%

The product of (1) and (2) will be capped at a level not to exceed a maximum surrender charge based on a rate per $1,000 of Face Amount. The lowest and highest surrender charge are $10.19 and $60.00 per $1,000 of Face Amount, respectively. The surrender charge for your policy is specified in the policy information section of your policy.

Surrender Charge Based On An Increase Or Decrease In Face Amount. A requested increase in Face Amount of the policy will result in an additional surrender charge during the 10 policy years immediately following the requested increase. The additional surrender charge period will begin on the effective date of the requested increase. If the Face Amount of the policy is reduced before the end of the 10th policy year or within 10 years immediately following a Face Amount increase, we may also deduct a pro rata share of any applicable surrender charge from your Account Value. Decreases in Face Amount will first be applied against the most recent increase in the Face Amount of the policy. They will then be applied to prior increases in Face Amount of the policy in the reverse order in which such increases took place, and then to the initial Face Amount of the policy.

Surrender Charge Upon Partial Withdrawal. During the surrender charge period we will deduct a surrender charge:

o     Upon a partial withdrawal; and

o     If you decrease your Face Amount.

We deduct the surrender charge from the subaccounts and the Guaranteed Account in the same proportion as we deduct the amounts for your partial withdrawal.

Surrender Charge Due to Partial Withdrawal. We deduct an amount equal to the applicable surrender charge multiplied by a fraction (equal to the amount of partial withdrawal plus any administrative charge, if applicable, for the partial withdrawal, divided by the Net Cash Surrender Value immediately prior to the partial withdrawal).

Surrender Charge Due to Decrease in Face Amount. We deduct an amount equal to the applicable surrender charge multiplied by a fraction (equal to the decrease in Face Amount divided by the Face Amount of the policy prior to the decrease).

Partial Withdrawal Administrative Charge. We reserve the right to deduct an administrative charge upon a partial withdrawal of up to $25 per partial withdrawal. Currently, we do not assess an administrative charge for partial withdrawals. In certain states the charge may be the lesser of $25 or 2% of the amount withdrawn.

Policy Split Option Charge. If you elect to surrender your policy in exchange for separate individual permanent life insurance policies under the Policy Split Option, we reserve the right to deduct a charge of up to $500. A surrender charge will apply if you elect the Policy Split Option during the first 10 policy years or the 10 years following a Face Amount increase.

Discount Purchase Programs

The amount of the surrender charge and other charges under the policy may be reduced or eliminated when sales of the policy are made to individuals or to groups of individuals in a manner that in our opinion results in expense savings. For purchases made by officers, directors and employees of the company, an affiliate, or any individual, firm, or a company that has executed the necessary agreements to sell the policy, and members of the immediate families of such officers, directors, and employees, we may reduce or eliminate the surrender charge. Any variation in charges under the policy, including the surrender charge, administrative charge or mortality and expense risk charge, will reflect differences in costs or services and will not be unfairly discriminatory.

================================================================================

                        Supplemental Benefits and Riders

================================================================================

We intend to make available certain supplemental benefits and riders which may in the future be issued with the policy. Any monthly charges for these supplemental benefits and riders, as listed below, will be deducted from the Account Value. The addition of riders may affect the cost of insurance.

Automatic Face Amount Increase Option (AFAIO)

Renewable No Lapse Rider (RNLR)

Joint and Last Survivor Renewable Term Rider (JLSRTR)

Joint and Last Survivor Term Insurance Rider (Estate Preservation
Term Rider)

Joint and Last Survivor Term Rider (JLSTR)

Waiver of Monthly Deduction Rider (WMDR)

Waiver of Specified Premium Rider (WSPR)

================================================================================

                             Other Policy Provisions

================================================================================

Right to Exchange

You may exchange this policy to a flexible premium fixed benefit life insurance policy on the lives of the Insureds, without evidence of insurability. While the policy is in force this exchange may be made:

(a)   within 24 months after the Issue Date while the policy is in force;

(b) within 24 months of any increase in Face Amount of the policy, other than under the Automatic Face Amount Increase Option and other than increase due to a Death Benefit Option change; or

(c) within 60 days of the effective date of a material change in the investment policy of a subaccount, or within 60 days of the notification of such change, if later. In the event of such a change, we will notify you and give you information on the options available.

When an exchange is requested, we accomplish the exchange by transferring all of the Account Value to the Guaranteed Account. There is no charge for this transfer. Once this option is exercised, the entire Account Value must remain in the Guaranteed Account for the remaining life of the policy. The Face Amount in effect at the time of the exchange will remain unchanged. The Policy Date, Issue Date, and age of each Insured will remain unchanged. The owner and Beneficiary are the same as were recorded immediately before the exchange.

Policy Split Option

In certain cases, you may elect to surrender policy in exchange for separate individual permanent life insurance policies on the life of both Insureds. The policy may be split if:

o The Insureds were married on the policy date and a final annulment or divorce decree dissolving the Insureds' marriage has been issued. We must receive your written request to split the policy not earlier than 180 days, or later than 360 days, after the date a decree of annulment or divorce becomes final. We must also receive a copy of the final decree.

o a change to the federal estate tax law has occurred which results in either:

      (1)   the repeal of the unlimited marital deduction provided by the Code;
            or

      (2) a change to the Code, which reduces the maximum federal estate tax rate to 25% or less.

      We must receive your written request to split the policy within 180 days of the date of a change in the federal estate tax law.

We will require evidence satisfactory to us of the insurability of both Insureds and we will also require evidence satisfactory to us of insurable interest of the new owner(s) in both Insureds on the date the policy is split. We will also require that any Outstanding Loan be repaid on the date of exchange.

Before the policy is split and the new policies are issued, we must receive the initial premium due on each of the new policies and any fee we charge to process the exchange. The fee to process the exchange will not exceed $500.00. A surrender charge will apply if you elect the Policy Split Option during the first 10 policy years or the 10 years following a Face Amount increase.

The date of the policy split will be the policy anniversary after we receive all the requirements for a policy split. The features of the new policies are described in the policy.

The surrender of the policy in exchange for separate individual permanent life insurance on the life of both Insureds will be subject to tax.

Incontestability

We will not contest the policy after it has been in force during both Insureds' lifetime for two years from the Issue Date. Any increase in the Face Amount will be incontestable with respect to statements made in the evidence of insurability for that increase after the increase has been in force during the life of both Insureds for two years after the effective date of the increase.

Suicide Exclusion

If either Insured commits suicide (while sane or insane) within two years (unless otherwise specified by state law) after the Issue Date, the policy will terminate on the date of the death. Our liability will be limited to the payment of a single sum equal to the premium paid, minus any Outstanding Loan, any partial withdrawal, and the cost of any riders attached to the policy. If either Insured commits suicide (while sane or insane) within two years (unless otherwise specified by state law) after the effective date of a requested increase in the Face Amount, then the additional insurance coverage provided by the requested increase in Face Amount will terminate on the date of the death. Our liability as to the increase in amount will be limited to the payment of a single sum equal to the monthly cost of insurance deductions made for such increase plus the expense charge deducted for the increase.

Misstatement of Age or Sex

If either Insured's age or sex has been misstated in the policy, the Death Benefit and any benefits provided by riders shall be those which would be purchased at the most recent monthly deduction for the cost of insurance charge for the correct ages and sexes.

Changes in the Policy or Benefits

At any time we may make such changes in the policy as are necessary to assure compliance at all times with the definition of life insurance prescribed by the Code or to make the policy conform with any law or regulation issued by any government agency to which it is subject.

When Proceeds Are Paid

We will ordinarily pay Life Insurance Proceeds, loan proceeds, and partial withdrawal or surrender proceeds within seven days after receipt at our Administrative Office of all the required documents. Other than the Life Insurance Proceeds, which is determined as of the date of death of the Last Surviving Insured, the amount will be determined as of the date of receipt of required documents. However, we may delay making a payment or processing a transfer request if:

(1) the disposal or valuation of the Variable Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Securities and Exchange Commission, or the Securities and Exchange Commission declares that an emergency exists; or

(2) the Securities and Exchange Commission by order permits postponement of payment for your protection.

In addition we may delay making deductions from the Guaranteed Account for up to 6 months after we receive your request.

Reports to Owners

We will send you a confirmation within seven days of the following transactions:

o the receipt of any unplanned premium (and any premium received before the Issue Date);

o     any change of allocation of premium;

o     any transfer among subaccounts;

o     any loan, interest repayment, or loan repayment;

o     any partial withdrawal;

o any return of premium necessary to comply with applicable maximum receipt of any premium payment;

o     any exercise of your right to cancel;

o     an exchange of the policy;

o     full surrender of the policy; or

o     payment of the Life Insurance Proceeds under the policy.

Within 30 days after each policy anniversary we will send you an annual statement. The statement will show the Death Benefit currently payable, and the current Account Value, Cash Surrender Value, and the Outstanding Loan. The statement will also show premium paid, all charges deducted during the policy year, and all transactions. We will also send to you annual and semi-annual reports for the Variable Account.

Assignment

You may assign the policy, if we agree, in accordance with its terms by using a form provided by us. We will not be deemed to know of an assignment unless we receive a copy of this assignment form at our Administrative Office. We assume no responsibility for the validity or sufficiency of any assignment. Any assignment or pledge of a modified endowment contract as collateral for a loan may result in a taxable event.

Reinstatement

If the policy has ended without value, you may reinstate policy benefits while at least one Insured is alive if you:

1. Request in writing a reinstatement of policy benefits within three years (unless otherwise specified by state law) from the end of the Grace Period;

2. Provide evidence of insurability satisfactory for each Insured who is alive at the end of the Grace Period to us;

3. Make a payment of an amount sufficient to cover (i) total monthly deductions for three months, calculated from the effective date of reinstatement; and (ii) the premium expense charge. We will determine the amount of this required payment as if no interest or investment performance were credited to or charged against your Account Value; and

4. Repay or reinstate any Outstanding Loan which existed on the date the policy ended.

The effective date of the reinstatement of policy benefits will be the next Monthly Anniversary which coincides with or next follows the date we approve your request. We will deduct the premium expenses from the required payment. The monthly expense charge, Account Value, Outstanding Loan and surrender charges that will apply upon reinstatement will be those that were in effect on the date the policy lapsed. We will start to make monthly deductions again as of the effective date of reinstatement.

================================================================================

                             Performance Information

================================================================================

From time to time we may advertise the total return and the average annual total return of the subaccounts and the portfolios. Both total return and average total return figures are based on historical earnings and are not intended to indicate future performance.

Total return for a portfolio refers to the total of the income generated by the portfolio net of total portfolio operating expenses plus capital gains and losses, realized or unrealized. Total return for the subaccounts refers to the total of the income generated by the portfolio net of total portfolio operating expenses plus capital gains and losses, realized or unrealized, and the mortality and expense risk charge. Average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative return if a portfolio's or subaccount's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in the return of the portfolio, they are not the same as actual year-by-year results.

The performance information set forth in the Appendix reflects the total of the income generated by the portfolio net of the total portfolio operating expenses (i.e., management fees and other expenses), plus capital gains and losses, realized or unrealized, and the mortality and expense risk charge. The performance results do not reflect any other charges deducted from premium, Account Value, or Variable Account assets (for example, monthly deductions, cost of insurance, surrender charge, sales load, DAC taxes, and any state or local premium taxes). If these charges were included, the total return figures would be lower.

Performance information may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Shearson Lehman Aggregate Bond Index or other unmanaged indices so that investors may compare the subaccount results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of variable life separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, such as Morningstar, Inc., who rank such investment products on overall performance or other criteria; or (iii) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the subaccount. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to owners and prospective owners. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the policy and the characteristics of and market for such financial instruments.

Total return data may be advertised based on the period of time that the portfolios have been in existence. The results for any period prior to the policy being offered will be calculated as if the policy had been offered during that period of time, with all charges assumed to be those applicable to the policy.

Performance information for any subaccount in any advertising will reflect only the performance of a hypothetical investment in the subaccount during the particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the portfolio in which the subaccount invests and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. Actual returns may be more or less than those shown in any advertising and will depend on a number of factors, including the investment allocations by an owner and the different investment rates of return for the portfolios.

================================================================================

                        Federal Income Tax Considerations

================================================================================

The following summarizes the current federal income tax law that applies to life insurance in general. No attempt is made to consider any applicable state or other tax laws. This summary does not cover all situations. This summary is based upon our understanding of the current federal income tax laws and current interpretations by the Internal Revenue Service. We cannot predict whether the Code will change. You should speak to a competent tax adviser to discuss how the purchase of a policy and the transactions you make under the policy will impact your federal tax liability.

Tax Status of the Policy

A policy has certain tax advantages when it is treated as a "life insurance contract" under the Code. We believe that the policy meets the definition of a life insurance contract under Section 7702 of the Code. You bear the risk that the policy may not meet the definition of a life insurance contract. You should consult your own tax advisers to discuss these risks.

The Company

We are taxed as a life insurance company under the Code. For federal tax purposes, the Variable Account and its operations are considered to be part of our operations and are not taxed separately.

Diversification and Investor Control

The Code requires that we diversify the investments underlying variable insurance contracts. If the investments are not properly diversified and any remedial period has passed, Section 817(h) of the Code provides in general the contract is immediately disqualified from treatment as a life insurance contract for federal income tax purposes. Disqualification of the policy as a life insurance contract would result in taxable income to you for prior and current earnings, and future earnings if not corrected, even though you have not received any payments under the policy.

To the extent that any segregated asset account with respect to a variable life insurance contract invests exclusively in securities issued by the U.S. Treasury, the diversification standard is satisfied. A segregated asset account underlying life insurance contracts such as the policy will also meet the diversification requirements if, as of the close of each quarter:

o the regulated investment companies (i.e., fund or portfolio) in which the segregated asset account invests satisfy the diversification requirements described in the next paragraph; and

o not more than 55% of the value of the assets of the account are attributable to cash and cash items (including receivables), government securities and securities of other regulated investment companies.

The diversification requirements may also be met for the segregated asset account if:

o no more than 55% of the value of the total assets of the portfolio is represented by any one investment;

o no more than 70% of the value of the total assets of the portfolio is represented by any two investments;

o no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and

o no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

Generally, each U.S. government agency or instrumentality is treated as a separate issuer under these rules.

All securities of the same issuer are generally treated as a single investment.

We intend that each portfolio in which the subaccounts invest will be managed by its investment adviser in compliance with these diversification requirements.

A variable life insurance policy could fail to be treated as a life insurance contract for tax purposes if the owner of the policy has such control over the investments underlying the policy (e.g., by being able to transfer values among many portfolios with only limited restrictions) so as to be considered the owner of the underlying investments. There is some uncertainty on this point because no guidelines have been issued by the Treasury Department. If and when guidelines are issued, we may be required to impose limitations on your rights to control investment designations under the policy. We do not know whether any such guidelines will be issued or whether any such guidelines would have retroactive effect. We, therefore, reserve the right to make changes that we deem necessary to insure that the policy qualifies as a life insurance contract.

Tax Treatment of the Policy

Section 7702 of the Code sets forth a detailed definition of a life insurance contract for federal tax purposes. The Treasury Department has not issued final regulations so that the extent of the official guidance as to how Section 7702 is to be applied is quite limited. If a policy were determined not to be a life insurance contract for purposes of Section 7702, that policy would not qualify for the favorable tax treatment normally provided to a life insurance contract.

With respect to a policy issued on the basis of a standard rate class, we believe that such a policy should meet the Section 7702 definition of a life insurance contract.

With respect to a policy that is issued on a substandard basis (i.e., a premium class involving higher than standard mortality risk), there is less certainty, in particular as to how the mortality and other expense requirements of Section 7702 are to be applied in determining whether such a policy meets the definition of a life insurance contract set forth in Section 7702. Thus, it is not clear that such a policy would satisfy Section 7702, particularly if you pay the full amount of premium permitted under the policy.

If subsequent guidance issued under Section 7702 leads us to conclude that a policy does not (or may not) satisfy Section 7702, we will take appropriate and necessary steps for the purpose of bringing the policy into compliance, but we can give no assurance that it will be possible to achieve that result. We expressly reserve the right to restrict policy transactions if we determine such action to be necessary to qualify the policy as a life insurance contract under
Section 7702.

Tax Treatment of Policy Benefits In General

This discussion assumes that each policy will qualify as a life insurance contract for federal income tax purposes under Section 7702. The Life Insurance Proceeds under the policy should be excluded from the gross income of the Beneficiary. In addition, the increases in Account Value should not be taxed until there has been a distribution from the policy such as a surrender, partial surrender or lapse with outstanding loan.

Pre-Death Distribution

The tax treatment of any distribution you receive before the Last Surviving Insured's death depends on whether the policy is classified as a modified endowment contract.

Policies Not Classified as Modified Endowment
Contracts

o If you surrender the policy or allow it to lapse, you will be taxed to the extent the amount you receive is in excess of the premium you paid less the untaxed portion of any prior withdrawals. For this purpose, you will be treated as receiving any portion of the cash surrender value used to repay policy debt. The tax consequences of a surrender may differ if you take the proceeds under an income payment settlement option.

o Generally, you will be taxed on a withdrawal to the extent the amount you receive exceeds the premium you paid for the policy less the untaxed portion of any prior withdrawals. However, under some limited circumstances, in the first 15 policy years, all or a portion of a withdrawal may be taxed even if total withdrawals do not exceed total premium paid.

o Extra premium for optional benefits and riders generally do not count in computing the premium paid for the policy for the purposes of determining whether a withdrawal is taxable.

o Loans you take against the policy are ordinarily treated as debt and are not considered distributions subject to tax.

Modified Endowment Contracts

o The rules change if the policy is classified as a modified endowment contract ("MEC"). The policy could be classified as a MEC if premium substantially in excess of scheduled premium is paid or a decrease in the face amount of insurance is made (or a rider removed). The addition of a rider or an increase in the face amount of insurance may also cause the policy to be classified as a MEC. The rules on whether a policy will be treated as a MEC are very complex and cannot be fully described in this summary. You should consult a qualified tax adviser to determine whether a policy transaction will cause the policy to be classified as a MEC. We will monitor your policy and will take steps reasonably necessary to notify you on a timely basis if your policy is in jeopardy of becoming a MEC.

o If the policy is classified as a MEC, and you fully surrender the policy, you will be taxed to the extent the amount you receive, including any portion of the cash surrender value used to repay policy debt, in excess of the premium you paid for the policy increased by the amount of any loan previously included in income and reduced by untaxed amounts previously received other than the amount of any loans excludible from income. Other amounts you receive under the policy before the Last Surviving Insured's death, including loans and withdrawals, are included in income to the extent that the cash value before surrender charges exceeds the premium paid for the policy increased by the amount of any loans previously included in income and reduced by any untaxed amounts previously received other than the amount of any loans excludible from income. An assignment of a MEC is taxable in the same way. These rules also apply to pre-death distributions, including loans, made during the two-year period before the time that the policy became a MEC.

o Any taxable income on pre-death distributions (including full surrenders) is subject to a penalty of 10% unless the amount is received on or after age 59 1/2, on account of your becoming disabled or as a life annuity. It is presently unclear how the penalty tax provisions apply to the policies owned by businesses.

o All MECs issued by us to you during the same calendar year are treated as a single policy for purposes of applying these rules.

Interest on Policy Loans. Except in special circumstances, interest paid on a loan under a policy which is owned by an individual is treated as personal interest under the Code and thus will not be tax deductible. In addition, the deduction of interest that is incurred on any loan under a policy owned by a taxpayer and covering the life of any individual who is an officer or employee of or who is financially interested in the business carried on by that taxpayer may also be subject to certain restrictions set forth in Section 264 of the Code. Before taking a policy loan, you should consult a tax adviser as to the tax consequences of such a loan. (Also Section 264 of the Code may preclude business owners from deducting premium payments.)

Policy Exchanges and Modifications. Depending on the circumstances, the exchange of a policy, a change in the policy's death benefit option, a policy loan, a partial surrender, a surrender, a change in ownership, or an assignment of the policy may have federal income tax consequences. In addition, the federal, state and local transfer, and other tax consequences of ownership or receipt of policy proceeds will depend on the circumstances of each owner or Beneficiary.

Withholding. We are required to withhold federal income taxes on the taxable portion of any amounts received under the policy unless you elect to not have any withholding or in certain other circumstances. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. Special withholding rules apply to payments made to non-resident aliens.

You are liable for payment of federal income taxes on the taxable portion of any amounts received under the policy. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

Generation Skipping Transfer Tax. A transfer of the policy or the designation of a beneficiary who is either 37 1/2 years younger than the owner or a grandchild of the owner may have generation skipping transfer tax consequences.

Current Legislation

In April 2001, the House of Representatives passed H.R. 8, which would eliminate, over time, the estate, gift and generation skipping taxes and would partially eliminate the step-up in basis rule applicable to property held in a decedent's estate. Changes in law that reduce estate taxes could reduce the attractiveness of life insurance policies. Also, in March 2001, the House of Representatives passed legislation that would lower individual tax rates. This legislation could, if enacted, also reduce the benefit of tax deferral under life insurance policies. We cannot predict whether any such legislation will be enacted or what the specific terms of any such legislation will be.

Possible Charge for the Company's Taxes

At the present time, we do not deduct any charges for any federal, state or local income taxes. However, we do currently deduct charges for state and federal premium based taxes and the federal DAC tax. We reserve the right in the future to deduct a charge for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the Variable Account or to the policy.

================================================================================

                           Distribution of the Policy

================================================================================

Where the policy may be lawfully sold, it is sold by licensed insurance agents, who are registered representatives of broker-dealers, registered under the Securities Exchange Act of 1934. The broker-dealers are also members of the National Association of Securities Dealers, Inc.

The policy will be distributed through the principal underwriter for the Variable Account, AIG Equity Sales Corp. ("AIGESC") 70 Pine Street, New York, New York, an affiliate of ours. AIGESC may also enter into selling agreements with other broker dealers that will offer the policy.

Commissions may be paid to registered representatives based on premium paid for policies sold. Other expense reimbursements, allowances, and overrides may also be paid. Registered representatives who meet certain productivity and profitability standards may be eligible for additional compensation. Additional payments may be made for administrative or other services not directly related to the sale of the policies.

Other Policies Issued by the Company

We may offer other policies similar to those offered herein.

================================================================================

                            About Us and the Accounts

================================================================================

The Company

We are a member of the American International Group, Inc.

AIG Life Insurance Company is a stock life insurance company operating under the laws of the State of Delaware. It was incorporated in 1962. We provide a full range of individual and group life, disability, accidental death and dismemberment policies and annuities. We are a subsidiary of American International Group, Inc., which is a holding company for a number of companies engaged in the international insurance business, both life and general, in approximately 130 countries and jurisdictions around the world.

The Variable Account

We established the Variable Account as a separate investment account on June 5, 1986. It may be used to support the policy and other variable life insurance policies, and used for other permitted purposes. The Variable Account is registered with the Securities and Exchange Commission as a unit investment trust under the federal securities laws.

Although you may have allocated your Account Value to the subaccounts, you do not own these assets. You only own your policy.

We own the assets in the Variable Account. The Variable Account is divided into subaccounts. The subaccounts available under the policy invest in shares of a specific portfolio of the Anchor Series Trust or SunAmerica Trust. The Variable Account may include other subaccounts that are not currently available under the policy.

Income, gains and losses, realized or unrealized, of a subaccount are credited to or charged against the subaccount without regard to any of our other income, gains or losses. Assets equal to the reserves and other contract liabilities with respect to each subaccount are not chargeable with liabilities arising out of any of our other businesses or separate investment accounts. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the policy.

Rights we have reserved.

We have reserved certain rights regarding the Variable Account. We will exercise these rights only in compliance with all applicable regulatory requirements. We have the right to:

o     change, add or delete designated investment options.
o     add or remove subaccounts.
o withdraw assets of a class of policies to which the policy belongs from a subaccount and put them in another subaccount.
o     combine any two or more subaccounts.
o register other separate investment accounts or deregister the Variable Account with the Securities and Exchange Commission.
o run the Variable Account under the direction of a committee and discharge such committee at any time.
o restrict or eliminate any voting rights of owners, or other persons who have voting rights as to the Variable Account.
o operate the Variable Account or one or more of the subaccounts by making direct investments or in any other form. If we do so, we may invest the assets of the Variable Account or one or more of the subaccounts in any investments that are legal, as determined by our own or outside counsel.

We will not change any investment policy of a subaccount of our Variable Account unless approved by the Commissioner of Insurance of the State of Delaware or deemed approved in accordance with such law or regulation. Any approval process is on file with the insurance supervisory official of the jurisdiction in which this policy is delivered.

If any change we make results in a material change in the underlying investments of a subaccount, we will notify you of such change. If you have value in that subaccount:

o We will transfer it at your written direction from that subaccount without charge to another subaccount or to the Guaranteed Account, and

o     You may then change your premium allocation percentages.

Voting Rights. We are the legal owner of shares held by the subaccounts and as such have the right to vote on all matters submitted to shareholders of the portfolios. However, as required by law, we will vote shares held in the subaccounts at regular and special meetings of shareholders of the portfolios in accordance with instructions we receive from owners with Account Value in the corresponding subaccounts. If allowed by law or required by law, we may vote shares of the portfolios without obtaining instructions or in disregard to instructions we have received. If we ever disregard voting instructions, we will advise you of that action and our reasons for such action in the next semiannual report.

The Guaranteed Account

The Guaranteed Account is an account within our general account. Our general account assets are used to support our insurance and annuity obligations other than those funded by separate investment accounts. Subject to applicable law, we have sole discretion over the investment of the assets of the general account.

We have not registered interests in the Guaranteed Account under the Securities Act of 1933 or the Guaranteed Account as an investment company under the Investment Company Act of 1940.

The staff of the Securities and Exchange Commission has not reviewed our disclosure regarding the Guaranteed Account. Our disclosure regarding the Guaranteed Account must comply with generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.

================================================================================

                      Our Directors and Executive Officers

================================================================================

The directors and principal officers of the company are listed below with their current principal business affiliation and their principal occupations during the past five years. All officers have been affiliated with the company during the past five years unless otherwise indicated.

                                                          Principal Business
                                                          Affiliations and
                                                          Principal Occupations
Name and Address             Office                       During Past Five Years
----------------             ------                       ----------------------
Michele L. Abruzzo           Director, Senior Exec.       Senior Vice President
80 Pine Street               Vice President
13th Floor
New York, NY 10005

James A. Bambrick            Senior Vice President,       Senior Vice President, A&H
One Alico Plaza              Chief Operations             Division
600 King Street              Officer
Wilmington, DE 19801

Paul S. Bell                 Director, Senior Vice        Senior Vice President
One Alico Plaza              President, Chief             Actuary
600 King Street              Actuary
Wilmington DE 19801

Maurice R. Greenberg         Director                     Director, Chairman and
70 Pine Street                                            Chief Executive Officer of
New York, NY 10270                                        AIG, Inc.

Edward Easton Matthews       Director, Senior             Vice Chairman Investments and
70 Pine Street               Vice President               Financial Services, AIG, Inc.
New York, NY 10270

Jerome Thomas Muldowney      Director,                    Senior Managing Director of
175 Water Street             Senior Vice                  AIG Global Investment Corp.
New York, NY 10038           President

Robinson K. Nottingham       Director, Chairman           Chairman of the Board and
70 Pine Street               of the Board                 Chief Executive Officer of
New York, NY  10270                                       American International Life
                                                          Insurance Company (ALICO)

John Oehmke                  Chief Financial              Regional Vice President,
One Alico Plaza              Officer,                     Controller American
600 King Street              Vice President               International Companies,
Wilmington, DE 19801                                      Japan and Korea

Nicholas A. O'Kulich         Director, Vice               Vice President, Senior Vice
70 Pine Street               Chairman, Treasurer          President, AIG, Inc.
New York, NY 10270

Howard Ian Smith             Director                     Director, Executive Vice
70 Pine Street                                            President, Chief Financial
New York, NY 10270                                        Officer and Comptroller,
                                                          AIG, Inc.

Edmund Sze-Wing Tse          Director                     Vice Chairman, Life Insurance,
AIA Bldg.                                                 AIG, Inc.
70 Pine Street
New York, NY 10270

Elizabeth M. Tuck            Secretary                    Secretary and Assistant
70 Pine Street                                            Secretary of AIG, Inc., and
New York, NY 10270                                        certain affiliates

Kenneth D. Walma             Vice President,              Assistant Secretary, Associate
One Alico Plaza              General Counsel              General Counsel
600 King Street
Wilmington, DE 19801

Gerald Walter Wyndorf        Director, Chief              Executive Vice President
80 Pine Street               Executive Officer
13th Floor                   and President
New York, NY 10038

================================================================================

                                Other Information

================================================================================

State Regulation

We are subject to the laws of Delaware governing insurance companies and to regulation by the Delaware Insurance Department. We file an annual statement in a prescribed form with the Insurance Department each year covering our operation for the preceding year and our final condition as of the end of such year. Regulation by the Insurance Department includes periodic examinations to determine our policy liabilities and reserves so that the Insurance Department may certify the items are correct. Our books and accounts are subject to review by the Insurance Department at all times and a full examination of its operations is conducted periodically by the staff of the Insurance Department pursuant to the National Association of Insurance Commissioners. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which we may operate.

Legal Proceedings

There are no legal proceedings to which the Variable Account or the principal underwriter is a party. We are engaged in various kinds of routine litigation which, in our opinion, are not of material importance in relation to our total capital and surplus.

Legal Matters

Legal matters relating to the federal securities laws are being passed upon by the firm of Morgan, Lewis & Bockius, LLP of Washington, D.C.

Published Ratings

We may occasionally publish in advertisements, sales literature and reports the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Moody's and Standard & Poor's. The purpose of the ratings is to reflect the rating organization's opinion of our financial strength and should not be considered as bearing on the investment performance of assets held in the Variable Account.

The ratings are not recommendations to purchase our life insurance or annuity products or to hold or sell these products, and the ratings do not comment on the suitability of such products for a particular investor. There can be no assurance that any rating will remain in effect for any given period of time or that any rating will not be lowered or withdrawn entirely by a rating organization if, in such organization's judgment, future circumstances so warrant. The ratings do not reflect the investment performance of the Variable Account or the degree of risk associated with an investment in the Variable Account.

================================================================================

                              Financial Statements

================================================================================

Our financial statements and those of the Variable Account have been audited by PricewaterhouseCoopers LLP, independent certified public accountants, as stated in their report, and have been included in this prospectus in reliance upon the authority of such firm as experts in accounting and auditing.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Stockholders and Board of Directors
AIG Life Insurance Company

In our opinion, the accompanying balance sheets and the related statements of income, capital funds, cash flows, and comprehensive income present fairly, in all material respects, the financial positions of AIG Life Insurance Company (a wholly-owned subsidiary of American International Group, Inc.) at December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

February 2, 2001

                           AIG LIFE INSURANCE COMPANY
                          (a wholly-owned subsidiary of
                       American International Group, Inc.)

                    REPORT ON AUDITS OF FINANCIAL STATEMENTS

              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                           AIG LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                                 (in thousands)

                                                         December 31,    December 31,
                                                             2000            1999
                                                         ------------    ------------
Assets

Investments and cash:
     Fixed maturities:
        Bonds available for sale, at market value        $ 5,951,951     $ 4,702,879
        (cost: 2000 - $6,066,218; 1999 - $4,890,022)
     Equity securities:
        Common stock
        (cost: 2000-$1,142; 1999 - $892)                       3,176           2,233
      Non-redeemable preferred stock
      (cost: 2000 - $48,618; 1999 - $50,794)                  47,919          49,377
Mortgage loans on real estate, net of allowance
  (2000 - $14,000; 1999 - $14,000)                           362,314         345,253
Real estate, net of accumulated
 depreciation of $5,504 in 2000 and $5,041 in 1999            10,990          12,543
Policy loans                                                 602,201         643,815
Other invested assets                                        176,858          77,845
Short-term investments, at cost (approximates market
  value)                                                     162,282         222,677
Cash                                                           4,997              86
                                                         -----------     -----------

    Total investments and cash                             7,322,688       6,056,708

Amounts due from related parties                               5,315           5,465
Investment income due and accrued                            117,343          93,183
Premium and insurance balances receivable                     88,201          64,359
Reinsurance assets                                            76,923          99,850
Deferred policy acquisition costs                            269,188         220,672
Federal income tax receivable                                    236           9,611
Deferred income taxes                                             --          63,568
Separate and variable accounts                             3,321,025       3,220,806
Other assets                                                   4,883           5,363
                                                         -----------     -----------

                                    Total assets         $11,205,802     $ 9,839,585
                                                         ===========     ===========

                See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                      (in thousands, except share amounts)

                                                            December 31,      December 31,
                                                                 2000              1999
                                                            ------------      ------------
Liabilities

  Policyholder contract deposits                            $  5,217,103      $  4,612,363
  Future policy benefits for life and accident and
    health insurance contracts                                 1,742,646         1,284,568
  Reserve for unearned premiums                                   24,292            21,100
  Policy and contract claims                                     158,932           212,627
  Reserve for commissions, expenses and taxes                     27,814            19,390
  Insurance balances payable                                      68,722            60,642
  Amounts due to related parties                                   5,907             6,821
  Deferred income taxes                                           17,130                --
  Separate and variable accounts                               3,321,025         3,220,806
  Minority interest                                                5,353             5,837
  Other liabilities                                              152,171            75,039
                                                            ------------      ------------

                                    Total liabilities         10,741,095         9,519,193
                                                            ------------      ------------

Capital funds

  Common stock, $5 par value; 1,000,000 shares
       authorized; 976,703 shares issued and
       outstanding                                                 4,884             4,884
  Additional paid-in capital                                     153,283           153,283
  Retained earnings                                              334,816           283,908
  Accumulated other comprehensive income                         (28,276)         (121,683)
                                                            ------------      ------------

                                    Total capital funds          464,707           320,392
                                                            ------------      ------------

Total liabilities and capital funds                         $ 11,205,802      $  9,839,585
                                                            ============      ============

                See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                              STATEMENTS OF INCOME
                                 (in thousands)

                                                               Years ended December 31,
                                                    ---------------------------------------------
                                                        2000             1999             1998
                                                    -----------      -----------      -----------
Revenues:
  Premium income                                    $   963,848      $   712,920      $   616,964
  Net investment income                                 495,297          443,863          457,148
  Realized capital losses                               (28,099)         (11,240)            (334)
                                                    -----------      -----------      -----------

                     Total revenues                   1,431,046        1,145,543        1,073,778
                                                    -----------      -----------      -----------

Benefits and expenses:
  Death and other benefits                              387,856          329,888          272,368
  Increase in future policy benefits
   and policyholder contract deposits                   733,681          539,457          547,100
  Acquisition and insurance expenses                    227,827          202,678          168,075
                                                    -----------      -----------      -----------

                    Total benefits and expenses       1,349,364        1,072,023          987,543
                                                    -----------      -----------      -----------

Income before income taxes                               81,682           73,520           86,235
                                                    -----------      -----------      -----------

Income taxes:
   Current                                               (2,105)          15,055           16,218
   Deferred                                              30,401           10,884           15,220
                                                    -----------      -----------      -----------

      Total income taxes                                 28,296           25,939           31,438
                                                    -----------      -----------      -----------

Net income before minority interest                      53,386           47,581           54,797
Minority interest income                                   (113)            (194)            (163)
                                                    -----------      -----------      -----------

Net income                                          $    53,273      $    47,387      $    54,634
                                                    ===========      ===========      ===========

                See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                           STATEMENTS OF CAPITAL FUNDS
                                 (in thousands)

                                                        Years ended December 31,
                                                ---------------------------------------
                                                  2000            1999           1998
                                                ---------      ---------      ---------
Common stock

Balance at beginning of year                    $   4,884      $   4,884      $   4,884
                                                ---------      ---------      ---------
Balance at end of year                              4,884          4,884          4,884
                                                ---------      ---------      ---------

 Additional paid-in capital

Balance at beginning of year                      153,283        153,283        153,283
                                                ---------      ---------      ---------
Balance at end of year                            153,283        153,283        153,283
                                                ---------      ---------      ---------

Retained earnings
  Balance at beginning of year                    283,908        236,521        181,887
  Net income                                       53,273         47,387         54,634
  Dividends to Stockholders                        (2,365)            --             --
                                                ---------      ---------      ---------

  Balance at end of year                          334,816        283,908        236,521
                                                ---------      ---------      ---------

Accumulated other comprehensive income

 Balance at beginning of year                    (121,683)       121,549        114,490
 Unrealized appreciation (depreciation) of
      investments - net of reclassification
      adjustments                                 143,703       (374,203)        10,860
  Deferred income tax benefit (expense) on
      changes                                     (50,296)       130,971         (3,801)
                                                ---------      ---------      ---------

  Balance at end of year                          (28,276)      (121,683)       121,549
                                                ---------      ---------      ---------

               Total capital funds              $ 464,707      $ 320,392      $ 516,237
                                                =========      =========      =========

                See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                                 (in thousands)

                                                                         Years ended December 31,
                                                              ---------------------------------------------
                                                                  2000             1999             1998
                                                              -----------      -----------      -----------
Cash flows from operating activities:
 Net income                                                   $    53,273      $    47,387      $    54,634

 Adjustments to reconcile net income
 to net cash provided by operating
 activities:
 Non-cash revenues, expenses, gains
  and losses included in income:
 Change in insurance reserves                                     407,576          294,389          250,810
 Change in premiums and insurance balances
  receivable and payable -net                                     (15,762)          (3,398)            (753)
 Change in reinsurance assets                                      22,928          (27,806)         (11,301)
 Change in deferred policy acquisition costs                      (48,516)         (52,832)         (49,305)
 Change in investment income due and accrued                      (24,160)             846           (8,894)
 Realized capital losses                                           28,099           11,240              334
 Change in current and deferred income taxes -net                  39,777            5,480            9,330
 Change in reserves for commissions, expenses and taxes             8,424           (6,312)           9,599
 Change in other assets and liabilities - net                      56,986           26,888          (61,575)
                                                              -----------      -----------      -----------
         Total adjustments                                        475,352          248,495          138,245
                                                              -----------      -----------      -----------
  Net cash provided by operating activities                       528,625          295,882          192,879
                                                              -----------      -----------      -----------

 Cash flows from investing activities:
 Cost of fixed maturities, at market sold                         346,040          564,697          282,756
 Cost of fixed maturities, at market matured or redeemed          401,669          318,833          340,435
 Cost of equity securities sold                                     2,251            1,032            1,039
 Cost of real estate sold                                              --               --            2,585
 Realized capital (losses) gains                                  (28,099)         (11,240)           1,666
 Purchase of fixed maturities                                  (1,915,221)      (1,685,038)      (1,865,768)
 Purchase of equity securities                                       (326)         (33,567)         (18,559)
 Purchase of real estate                                               --               --             (341)
 Mortgage loans granted                                          (120,167)        (134,988)        (202,484)
 Repayments of mortgage loans                                     103,111          258,159           83,035
 Change in policy loans                                            41,614          367,154          485,868
 Change in short-term investments                                  60,395          (58,973)         504,208
 Change in other invested assets                                  (29,620)         (23,336)         (11,706)
 Other - net                                                       12,264           (2,826)         (27,908)
                                                              -----------      -----------      -----------
  Net cash used in investing activities                        (1,126,089)        (440,093)        (425,174)
                                                              -----------      -----------      -----------

Cash flows from financing activities:
 Change in policyholder contract deposits                         604,740          139,509          231,951
 Dividends to stockholders                                         (2,365)              --               --
                                                              -----------      -----------      -----------
   Net cash provided by financing activities                      602,375          139,509          231,951
                                                              -----------      -----------      -----------

Change in cash                                                      4,911           (4,702)            (344)
Cash at beginning of period                                            86            4,788            5,132
                                                              -----------      -----------      -----------
Cash at end of period                                         $     4,997      $        86      $     4,788
                                                              ===========      ===========      ===========

                See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                       STATEMENTS OF COMPREHENSIVE INCOME
                                 (in thousands)

                                                        Years ended December 31,
                                                --------------------------------------
                                                   2000           1999          1998
                                                ---------      ---------      --------
Comprehensive income

Net income                                      $  53,273      $  47,387      $ 54,634
                                                ---------      ---------      --------

Other comprehensive income

Unrealized appreciation (depreciation) of
  investments - net of reclassification
  adjustments                                     143,703       (374,203)       10,860
 Changes due to deferred income tax benefit
    (expense) on changes                          (50,296)       130,971        (3,801)
                                                ---------      ---------      --------

 Other comprehensive income                        93,407       (243,232)        7,059
                                                ---------      ---------      --------

 Comprehensive income                           $ 146,680      $(195,845)     $ 61,693
                                                =========      =========      ========

                See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1. Summary of Significant Accounting Policies

      (a) Basis of Presentation: AIG Life Insurance Company (the Company) is a wholly owned subsidiary of American International Group, Inc. (the Parent). The financial statements of the Company have been prepared on the basis of generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The Company is licensed to sell life and accident and health insurance in the District of Columbia and all states except for Maine and New York. The Company is also licensed in Puerto Rico.

            The Company also files financial statements prepared in accordance with statutory practices prescribed or permitted by the Insurance Department of the State of Delaware. Financial statements prepared in accordance with GAAP differ in certain respects from the practices prescribed or permitted by regulatory authorities. The significant differences are: (1) statutory financial statements do not reflect fixed maturities available for sale at market value; (2) policy acquisition costs, charged against operations as incurred for regulatory purposes, have been deferred and are being amortized over the anticipated life of the contracts; (3) individual life and annuity policy reserves based on statutory requirements have been adjusted based upon mortality, lapse and interest assumptions applicable to these coverages, including provisions for reasonable adverse deviations; these assumptions reflect the Company's experience and industry standards; (4) deferred income taxes not recognized for regulatory purposes have been provided for temporary differences between the bases of assets and liabilities for financial reporting purposes and tax purposes; (5) for regulatory purposes, future policy benefits, policyholder contract deposits, policy and contract claims and reserve for unearned premiums are presented net of ceded reinsurance; and (6) an asset valuation reserve and interest maintenance reserve using National Association of Insurance Commissioners (NAIC) formulas are set up for regulatory purposes.

      (b) Investments: Fixed maturities available for sale, where the company may not have the ability or positive intent to hold these securities until maturity, are carried at current market value. Interest income with respect to fixed maturity securities is accrued currently. Included in fixed maturities available for sale are collateralized mortgage obligations (CMOs). Premiums and discounts arising from the purchase of CMOs are treated as yield adjustments over their estimated lives. Common and non-redeemable preferred stocks are carried at current market value. Dividend income is generally recognized when receivable. Short-term investments are carried at cost, which approximates market.

            Unrealized gains and losses from investments in equity securities, fixed maturities available for sale and other invested assets are reflected as a separate component of comprehensive income, net of deferred income taxes in capital funds currently.

            Realized capital gains and losses are determined principally by specific identification. Where declines in values of securities below cost or amortized cost are considered to be other than temporary, a charge is reflected in income for the difference between cost or amortized cost and estimated net realizable value.

            Mortgage loans on real estate are carried at unpaid principal balance less unamortized loan origination fees and costs less an allowance for uncollectible loans. Interest income on such loans is accrued currently.

            Real estate is carried at depreciated cost and is depreciated on a straight-line basis over 31.5 years. Expenditures for maintenance and repairs are charged to income as incurred; expenditures for betterments are capitalized and depreciated over their estimated lives.

            Policy loans are carried at the aggregate unpaid principal balance.

            Other invested assets consist primarily of limited partnerships and other investments not classified elsewhere herein. These assets are recorded using either the cost or the equity method depending on the type of investment. Unrealized gains and losses from the revaluation of those investments carried at market values are reflected in comprehensive income, net of any related deferred income tax.

      (c) Income Taxes: The Company joins in a consolidated federal income tax return with the Parent and its domestic subsidiaries. The Company and the Parent have a written tax allocation agreement whereby the Parent agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate return. Additionally, the Parent agrees to reimburse the Company for any tax benefits arising out of its net losses within ninety days after the filing of that consolidated tax return for the year in which these losses are utilized. Deferred federal income taxes are provided for temporary differences related to the expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns.

      (d) Premium Recognition and Related Benefits and Expenses: Premiums for traditional life insurance and life contingent annuity contracts are recognized when due. Revenues for universal life and investment-type products consist of policy charges for the cost of insurance, administration, and surrenders during the period. Premiums on accident and health insurance are reported as earned over the contract term. The portion of accident and health premiums which is not earned at the end of a reporting period is recorded as unearned premiums. Estimates of premiums due but not yet collected are accrued. Policy benefits and expenses are associated with earned premiums on long-duration contracts resulting in a level recognition of profits over the anticipated life of the contracts.

            Policy acquisition costs for traditional life insurance products are generally deferred and amortized over the premium paying period of the policy. Deferred policy acquisition costs and policy initiation costs related to universal life and investment-type products are amortized in relation to expected gross profits over the life of the policies (see Note 3).

            The liability for future policy benefits and policyholder contract deposits is established using assumptions described in Note 4.

      (e) Policy and Contract Claims: Policy and contract claims include amounts representing: (1) the actual in-force amounts for reported life claims and an estimate of incurred but unreported claims; and
            (2) an estimate, based upon prior experience, for accident and health reported and incurred but unreported losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments resulting therefrom are reflected in income currently.

      (f) Separate and Variable Accounts: These accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders. Each account has specific investment objectives, and the assets are carried at market value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company.

      (g) Reinsurance Assets: Reinsurance assets include the balances due from both reinsurance and insurance companies under the terms of the Company's reinsurance arrangements for ceded unearned premiums, future policy benefits for life and accident and health insurance contracts, policyholder contract deposits and policy and contract claims. It also includes funds held under reinsurance treaties.

      (h)   Accounting Standards:

            In June 1998, FASB issued Statement of Financial Accounting Standards No. 133 "Accounting for Derivative Instruments and Hedging Activities" (FASB 133). In June 2000, FASB issued Statement of Financial Accounting Standards No. 138 "Accounting for Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133" (FASB 138).

            Together, these Statements require the Company to recognize all derivatives in the balance sheet at fair value. The financial statement recognition of the change in the fair value of a derivative depends on a number of factors, including the intended use of the derivative and the extent to which it is effective as part of a hedge transaction. FASB 133 and FASB 138 are effective for the Company for the year commencing January 1, 2001. The impact of the adoption of FASB 133 and FASB 138 at January 1, 2001 with respect to the Company's results of operations, financial condition and liquidity is deemed insignificant.

2. Investment Information

      (a) Statutory Deposits: Securities with a carrying value of $2,623,000 and $2,540,000 were deposited by the Company under requirements of regulatory authorities as of December 31, 2000 and 1999, respectively.

      (b) Net Investment Income: An analysis of net investment income is as follows (in thousands):

                                                  Years ended December 31,
                                            ------------------------------------
                                              2000           1999          1998
                                            --------      --------      --------
Fixed maturities                            $394,705      $330,806      $284,267
Equity securities                              3,638         1,670           622
Mortgage loans                                31,171        37,255        36,464
Real estate                                    2,331         2,253         2,406
Policy loans                                  50,242        55,832       120,927
Cash and short-term investments                9,677         7,349         9,346
Other invested assets                          9,266        15,141         8,015
                                            --------      --------      --------
          Total investment income            501,030       450,306       462,047

Investment expenses                            5,733         6,443         4,899
                                            --------      --------      --------

          Net investment income             $495,297      $443,863      $457,148
                                            ========      ========      ========

      (c) Investment Gains and Losses: The net realized capital gains (losses) and change in unrealized appreciation (depreciation) of investments for 2000, 1999 and 1998 are summarized below (in thousands):

                                                             Years ended December 31,
                                                     --------------------------------------
                                                        2000           1999          1998
                                                     ---------      ---------      --------
Realized (losses) gains on investments:
    Fixed maturities                                 $ (28,173)     $ (11,100)     $     --
    Equity securities                                      312             86            84
    Mortgage loans                                          --             --        (2,000)
    Real estate                                           (238)            --         1,561
    Other invested assets                                   --           (226)           21
                                                     ---------      ---------      --------
    Realized losses                                  $ (28,099)     $ (11,240)     $   (334)
                                                     =========      =========      ========

Change in unrealized appreciation (depreciation)
of investments:
    Fixed maturities                                 $  72,876      $(344,180)     $ (1,131)
    Equity securities                                    1,411         (2,673)        1,203
    Other invested assets                               69,416        (27,350)       10,788
                                                     ---------      ---------      --------
    Change in unrealized appreciation
    (depreciation) of investments                    $ 143,703      $(374,203)     $ 10,860
                                                     =========      =========      ========

            Proceeds from the sale of investments in fixed maturities during 2000, 1999 and 1998 were $346,040,000, $564,697,000, and
            $282,756,000, respectively.

            During 2000, 1999 and 1998, gross gains of $7,950,000, $8,603,000, and $0, respectively, and gross losses of $36,123,000, $19,703,000, and $0, respectively, were realized on dispositions of fixed maturity investments.

            During 2000, 1999 and 1998, gross gains of $320,000, $87,000, and
            $84,000, respectively, and gross losses of $8,000, $1,000, and $0, respectively, were realized on disposition of equity securities.

      (d)   Market Value of Fixed Maturities and Unrealized Appreciation of
            Investments: At December 31, 2000 and 1999, unrealized appreciation of investments in equity securities (before applicable taxes) included gross gains of $2,503,000 and $3,635,000 and gross losses of $1,168,000 and $3,711,000, respectively.

            The amortized cost and estimated market values of investments in fixed maturities at December 31, 2000 and 1999 are as follows (in thousands):

                                                     Gross        Gross       Estimated
2000                                  Amortized    Unrealized   Unrealized      Market
----                                    Cost         Gains        Losses        Value
                                     ----------    ----------   ----------    ----------
Fixed maturities:
  U.S. Government and government
      agencies and authorities       $   62,620     $ 17,806     $     --     $   80,426
  States, municipalities and
      political subdivisions            224,096       13,133           71        237,158
  Foreign governments                    29,643        2,940           --         32,583
  All other corporate                 5,749,859      105,944      254,019      5,601,784
                                     ----------     --------     --------     ----------

Total fixed maturities               $6,066,218     $139,823     $254,090     $5,951,951
                                     ==========     ========     ========     ==========

                                                     Gross       Gross       Estimated
1999                                  Amortized    Unrealized  Unrealized      Market
                                        Cost         Gains       Losses        Value
                                     ----------    ----------  ----------    ----------
Fixed maturities:
  U.S. Government and government
      agencies and authorities       $   54,114     $10,611     $    549     $   64,176
  States, municipalities and
      political subdivisions            298,831       8,474        2,777        304,528
  Foreign governments                    20,242         947          109         21,080
  All other corporate                 4,516,835      30,080      233,820      4,313,095
                                     ----------     -------     --------     ----------

Total fixed maturities               $4,890,022     $50,112     $237,255     $4,702,879
                                     ==========     =======     ========     ==========

            The amortized cost and estimated market value of fixed maturities, available for sale at December 31, 2000, by contractual maturity, are shown below (in thousands). Actual maturities could differ from contractual maturities because certain borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                      Estimated
                                                     Amortized          Market
                                                        Cost            Value
                                                     ----------       ----------

Due in one year or less                              $  213,405       $  211,121
Due after one year through five years                 1,987,928        1,963,077
Due after five years through ten years                1,814,045        1,751,665
Due after ten years                                   2,050,840        2,026,088
                                                     ----------       ----------

                                                     $6,066,218       $5,951,951
                                                     ==========       ==========

      (e) CMOs: CMOs are U.S. Government and Government agency backed and triple A-rated securities. CMOs are included in other corporate fixed maturities. At December 31, 2000 and 1999, the market value of the CMO portfolio was $508,585,000 and $577,112,000, respectively; the estimated amortized cost was approximately $501,464,000 in 2000 and $586,925,000 in 1999. The Company's CMO portfolio is readily marketable. There were no derivative (high risk) CMO securities contained in the portfolio at December 31, 2000 and 1999.

      (f) Fixed Maturities Below Investment Grade: At December 31, 2000 and 1999, the fixed maturities held by the Company that were below investment grade had an aggregate amortized cost of $411,527,000 and $368,018,000, respectively, and an aggregate market value of $312,442,000 and $326,989,000, respectively.

      (g) Non-income Producing Assets: Non-income producing assets were insignificant.

      (h) Investments Greater than 10% Equity: The market value of investments in the following companies exceeded 10% of the Company's total capital funds at December 31, 2000 (in thousands).

Equity Linked Investors II, L.P.                                         $48,749
Private Equity Investors III, L.P.                                        72,210

3. Deferred Policy Acquisition Costs

            The following reflects the policy acquisition costs deferred (commissions, direct solicitation and other costs) which will be amortized against future income and the related current amortization charged to income, excluding certain amounts deferred and amortized in the same period (in thousands).

                                                Years ended December 31,
                                        ---------------------------------------
                                           2000           1999           1998
                                        ---------      ---------      ---------
Balance at beginning of year            $ 220,672      $ 167,840      $ 118,535
Acquisition costs deferred                 78,191         73,097         71,430
Amortization charged to income            (29,675)       (20,265)       (22,125)
                                        ---------      ---------      ---------
Balance at end of year                  $ 269,188      $ 220,672      $ 167,840
                                        =========      =========      =========

4. Future Policy Benefits and Policyholder Contract Deposits

      (a) The analysis of the future policy benefits and policyholder contract deposits at December 31, 2000 and 1999 follows (in thousands):

                                                        2000             1999
                                                     ----------       ----------
Future Policy Benefits:
Long duration contracts                              $1,696,237       $1,255,606
Short duration contracts                                 46,409           28,962
                                                     ----------       ----------
                                                     $1,742,646       $1,284,568
                                                     ==========       ==========

Policyholder contract deposits:
Annuities                                            $1,885,285       $1,598,685
Universal life                                          245,343          212,907
Guaranteed investment contracts (GICs)                1,298,067          976,517
Corporate owned life insurance                        1,776,396        1,816,969
   Other investment contracts                            12,012            7,285
                                                     ----------       ----------

                                                     $5,217,103       $4,612,363
                                                     ==========       ==========

      (b) Long duration contract liabilities included in future policy benefits, as presented in the table above, result from traditional life and annuity products. Short duration contract liabilities are primarily accident and health products. The liability for future policy benefits has been established based upon the following assumptions:

            (i) Interest rates (exclusive of immediate/terminal funding annuities), which vary by year of issuance and products, range from 3.0 percent to 10.0 percent within the first 20 years. Interest rates on immediate/terminal funding annuities are at a maximum of 9.5 percent and grade to not greater than 7.5 percent.

            (ii) Mortality and surrender rates are based upon actual experience modified to allow for variations in policy form. The weighted average lapse rate, including surrenders, for individual life approximated 64.8 percent.

      (c) The liability for policyholder contract deposits has been established based on the following assumptions:

            (i) Interest rates credited on deferred annuities vary by year of issuance and range from 5.0 percent to 7.6 percent. Credited interest rate guarantees are generally for a period of one year. Withdrawal charges generally range from 3.0 percent to
                  10.0 percent grading to zero over a period of 5 to 10 years.

            (ii) GICs have market value withdrawal provisions for any funds withdrawn other than benefit responsive payments. Interest rates credited generally range from 4.9 percent to 8.1 percent and maturities range from 3 to 7 years.

            (iii) Interest rates on corporate-owned life insurance business are guaranteed at 4.0 percent and the weighted average rate credited in 2000 was 6.7 percent.

            (iv) The universal life funds, exclusive of corporate-owned life insurance business, have credited interest rates of 5.5 percent to 7.5 percent and guarantees ranging from 4.0 percent to 5.5 percent depending on the year of issue. Additionally, universal life funds are subject to surrender charges that amount to 11.0 percent of the fund balance and grade to zero over a period not longer than 20 years.

5. Income Taxes

      (a) The Federal income tax rate applicable to ordinary income is 35% for 2000, 1999 and 1998. Actual tax expense on income from operations differs from the "expected" amount computed by applying the Federal income tax rate because of the following (in thousands except percentages):

                                                    Years ended December 31,
                              ----------------------------------------------------------------
                                      2000                    1999                  1998
                              -------------------      -----------------     -----------------

                                     Percent                 Percent               Percent
                                       of                      of                    of
                                     pre-tax                 pre-tax               pre-tax
                                    operating               operating             operating
                               Amount      Income       Amount    Income      Amount    Income
                              -------------------      -----------------     -----------------
"Expected" income tax
     expense                  $ 28,589      35.0%      $25,732     35.0%     $30,183     35.0%
State income tax                    96       0.1           198      0.3          599      0.7
Other                             (389)     (0.5)            9       --          656      0.8
                              --------      ----       -------     ----      -------     ----
Actual income tax expense     $ 28,296      34.6%      $25,939     35.3%     $31,438     36.5%
                              ========      ====       =======     ====      =======     ====

      (b) The components of the net deferred tax liability were as follows (in thousands):

                                                        Years ended December 31,
                                                        ------------------------
                                                          2000           1999
                                                        --------      ---------
Deferred tax assets:
    Adjustment to life policy reserves                  $ 59,510      $  74,579
    Unrealized depreciation of investments                15,230         65,527
    Adjustments to mortgage loans and
          investment income due and accrued                5,504          5,009
    Adjustment to policy and contract claims                 716          1,959
    Other                                                  2,603          2,521
                                                        --------      ---------
                                                          83,563        149,595
                                                        --------      ---------
Deferred tax liabilities:
    Deferred policy acquisition costs                   $ 91,274      $  74,247
    Fixed maturities discount                              5,005          7,744
    Other                                                  4,414          4,036
                                                        --------      ---------
                                                         100,693         86,027
                                                        --------      ---------

    Net deferred tax (asset) liability                  $ 17,130      $ (63,568)
                                                        ========      =========

      (c) At December 31, 2000, accumulated earnings of the Company for Federal income tax purposes include approximately $2,204,000 of "Policyholders' Surplus" as defined under the Code. Under provisions of the Code, "Policyholders' Surplus" has not been currently taxed but would be taxed at current rates if distributed to the Parent. There is no present intention to make cash distributions from "Policyholders' Surplus" and accordingly, no provision has been made for taxes on this amount.

      (d) Income taxes paid (received) in 2000, 1999, and 1998 amounted to $(11,621,000), $20,156,000, and $21,184,000, respectively.

6. Commitments and Contingencies

            The Company, in common with the insurance industry in general, is subject to litigation, including claims for punitive damages, in the normal course of their business. The Company does not believe that such litigation will have a material effect on its operating results and financial condition.

            During 1997, the Company entered into a partnership agreement with Private Equity Investors III, L.P. As of December 31, 2000, the Company's unused capital commitment was $2,432,000. Contributions totaling $22,526,000 have been made through December 31, 2000.

            During 1998, the Company entered into a partnership agreement with Sankaty High Yield Asset Partners, L.P. The agreement requires the Company to make capital contributions totaling $2,993,000. Contributions totaling $2,745,000 have been made through December 31, 2000.

            During 1999, the Company entered into a partnership agreement with G2 Opportunity Fund, L.P. The agreement requires the Company to make capital contributions totaling $12,500,000. Contributions totaling $12,108,000 have been made through December 31, 2000.

            During 1999, the Company entered into a partnership agreement with CVC Capital Funding LLC. The agreement requires the Company to make capital contributions totaling $10,000,000. No contributions have been made as of December 31, 2000.

            During 1999, the Company entered into a partnership agreement with Private Equity Investors, IV L.P. The agreement requires the Company to make capital contributions totaling $73,000,000. Contributions totaling $30,170,000 have been made through December 31, 2000 .

            During 2000, the Company entered into a partnership agreement with G3 Strategic Investment L.P. The agreement requires the Company to make capital contributions totaling $12,500,000. Contributions totaling $6,375,000 have been made through December 31, 2000.

7. Fair Value of Financial Instruments

      (a) Statement of Financial Accounting Standards No. 107 "Disclosures about Fair Value of Financial Instruments" (FASB 107) requires disclosure of fair value information about financial instruments for which it is practicable to estimate such fair value. These financial instruments may or may not be recognized in the balance sheet. In the measurement of the fair value of certain of the financial instruments, quoted market prices were not available and other valuation techniques were utilized. These derived fair value estimates are significantly affected by the assumptions used. FASB 107 excludes certain financial instruments, including those related to insurance contracts.

            The following methods and assumptions were used by the Company in estimating the fair value of the financial instruments presented:

            Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate fair values.

            Fixed maturities: Fair values for fixed maturity securities carried at market value are generally based upon quoted market prices. For certain fixed maturities for which market prices were not readily available, fair values were estimated using values obtained from independent pricing services.

            Equity securities: Fair values for equity securities were based upon quoted market prices.

            Mortgage and policy loans: Where practical, the fair values of loans on real estate were estimated using discounted cash flow calculations based upon the Company's current incremental lending rates for similar type loans. The fair value of the policy loans were not calculated as the Company believes it would have to expend excessive costs for the benefits derived. Therefore, the fair value of policy loans was estimated at carrying value.

            Policyholder contract deposits: Fair value of policyholder contract deposits were estimated using discounted cash flow calculations based upon interest rates currently being offered for similar contracts consistent with those remaining for the contracts being valued.

      (b) The fair value and carrying amounts of financial instruments is as follows (in thousands):

2000                                                  Fair             Carrying
----                                                  Value             Amount
                                                   ----------         ----------
Cash and short-term investments                    $  167,279         $  167,279
Fixed maturities                                    5,951,951          5,951,951
Equity securities                                      51,095             51,095
Mortgage and policy loans                             983,517            964,515

Policyholder contract deposits                     $5,282,114         $5,217,103

1999                                                  Fair             Carrying
----                                                  Value             Amount
                                                   ----------         ----------
Cash and short-term investments                    $  222,763         $  222,763
Fixed maturities                                    4,702,879          4,702,879
Equity securities                                      51,610             51,610
Mortgage and policy loans                             994,825            989,068

Policyholder contract deposits                     $4,627,170         $4,612,363

8. Capital Funds

      (a) The maximum stockholder dividend, which can be paid without prior regulatory approval, is subject to restrictions relating to statutory surplus and statutory net gain from operations. These restrictions limited payment of dividends to $29,895,000. During 2000, the Company paid a $2,365,000 dividend to its stockholders.

      (b) The Company's capital funds, as determined in accordance with statutory accounting practices, were $277,069,000 at December 31, 2000 and $298,955,000 at December 31, 1999. Statutory net income
            (loss) amounted to $(18,742,000), $23,517,000 and $28,789,000 for
            2000, 1999 and 1998, respectively.

      (c) Statement of Accounting Standards No. 130 "Comprehensive Income" (FASB 130) was adopted by the Company effective January 1, 1998. FASB 130 establishes standards for reporting comprehensive income and its components as part of capital funds. The reclassification adjustments with respect to available for sale securities were $(28,099,000), $(11,240,000) and $(334,000) for December 31, 2000,
            1999 and 1998, respectively.

9. Employee Benefits

      (a) The Company participates with its affiliates in a qualified, non-contributory, defined benefit pension plan which is administered by the Parent. All qualified employees who have attained age 21 and completed twelve months of continuous service are eligible to participate in this plan. An employee with 5 or more years of service is entitled to pension benefits beginning at normal retirement age 65. Benefits are based upon a percentage of average final compensation multiplied by years of credited service limited to 44 years of credited service. The average final compensation is subject to certain limitations. Annual funding requirements are determined based on the "projected unit credit" cost method which attributes a pro rata portion of the total projected benefit payable at normal retirement to each year of credited service. Pension expense for current service costs, retirement and termination benefits for the years ended December 31, 2000, 1999 and 1998 were approximately $1,000, $ 89,000, and $272,000, respectively. The Parent's plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates. The projected benefit obligations exceeded the plan assets at December 31, 2000 by $146,000,000.

            The Parent has adopted a Supplemental Executive Retirement Program (Supplemental Plan) to provide additional retirement benefits to designated executives and key employees. Under the Supplemental Plan, the annual benefit, not to exceed 60 percent of average final compensation, accrues at a percentage of average final pay multiplied for each year of credited service reduced by any benefits from the current and any predecessor retirement plans, Social Security, if any, and from any qualified pension plan of prior employers. The Supplemental Plan also provides a benefit equal to the reduction in benefits payable under the AIG retirement plan as a result of Federal limitations on benefits payable thereunder. Currently, the Supplemental Plan is unfunded.

      (b) The Parent also sponsors a voluntary savings plan for domestic employees (a 401(k) plan), which, during the three years ended December 31, 2000, provided for salary reduction contributions by employees and matching contributions by the Parent of up to 6 percent of annual salary depending on the employees' years of service.

      (c) In addition to the Parent's defined benefit pension plan, the Parent and its subsidiaries provide a post-retirement benefit program for medical care and life insurance. Eligibility in the various plans is generally based upon completion of a specified period of eligible service and reaching a specified age.

      (d) The Parent applies APB Opinion 25 "Accounting for Stock issued to Employees" and related interpretations in accounting for its stock-based compensation plans. Employees of the Company participate in certain stock option and stock purchase plans of the Parent. In general, under the stock option plan, officers and other key employees are granted options to purchase AIG common stock at a price not less than fair market value at the date of grant. In general, the stock purchase plan provides for eligible employees to receive privileges to purchase AIG common stock at a price equal to 85% of the fair market value on the date of grant of the purchase privilege. The Parent has not recognized compensation costs for either plan. The effect of the compensation costs, as determined consistent with FASB 123, was not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of the Parent and therefore are not presented herein.

10. Leases

      (a) The Company occupies leased space in many locations under various long-term leases and has entered into various leases covering the long-term use of data processing equipment. At December 31, 2000, the future minimum lease payments under operating leases were as follows (in thousands):

Year                             Payment
----                             -------

2001                             $ 5,313
2002                               4,574
2003                               3,823
2004                               3,082
Remaining years after 2004             5
                                 -------

Total                            $16,797
                                 =======

            Rent expense approximated $5,579,000, $4,983,000, and $4,450,000 for the years ended December 31, 2000, 1999 and 1998, respectively.

11. Reinsurance

      (a) The Company reinsures portions of its life and accident and health insurance risks with unaffiliated companies. Life insurance risks are reinsured primarily under coinsurance and yearly renewable term treaties. Accident and health insurance risks are reinsured primarily under coinsurance, excess of loss and quota share treaties. Amounts recoverable from reinsurers are estimated in a manner consistent with the assumptions used for the underlying policy benefits and are presented as a component of reinsurance assets. A contingent liability exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

            The Company also reinsures portions of its life and accident and health insurance risks with affiliated companies (see Note 12). The effect of all reinsurance contracts, including reinsurance assumed, is as follows (in thousands, except percentages):

                                                                                           Percentage
                                                                                            of Amount
December 31, 2000                                                                            Assumed
-----------------                     Gross          Ceded       Assumed          Net        to Net
                                      -----          -----       -------          ---      ----------
Life Insurance in Force           $40,120,366     $6,623,273     $ 20,136     $33,517,229      0.1%
                                  ===========     ==========     ========     ===========

        Premiums:
          Life                        523,382         18,220        1,676         506,838      0.3%
          Accident and Health         241,019        124,806      201,825         318,038     63.5%
          Annuity                     138,972             --           --         138,972       --
                                  -----------     ----------     --------     -----------

        Total Premiums            $   903,373     $  143,026     $203,501     $   963,848     21.1%
                                  ===========     ==========     ========     ===========

                                                                                         Percentage
                                                                                          of Amount
December 31, 1999                                                                          Assumed
-----------------               Gross           Ceded         Assumed          Net          to Net
                                -----           -----         -------          ---       ----------
Life Insurance in Force     $55,097,927     $19,275,199     $   850,313     $36,673,041      2.3%
                            ===========     ===========     ===========     ===========

  Premiums:
    Life                        241,419          52,217           2,449         191,651      1.3%
    Accident and Health         210,592         112,162         171,794         270,224     63.6%
    Annuity                     251,045              --              --         251,045       --
                            -----------     -----------     -----------     -----------

  Total Premiums            $   703,056     $   164,379     $   174,243     $   712,920     24.4%
                            ===========     ===========     ===========     ===========
                                                                                      Percentage
                                                                                       of Amount
December 31, 1998                                                                       Assumed
-----------------               Gross           Ceded         Assumed       Net          to Net
                                -----           -----         -------       ---       ----------
Life Insurance in Force     $53,884,853     $19,921,930     $896,285     $34,859,208      2.6%
                            ===========     ===========     ========     ===========

  Premiums:
    Life                        184,487          54,134        2,022         132,375      1.5%
    Accident and Health         155,199          82,614      142,878         215,463     66.3%
    Annuity                     269,126              --           --         269,126       --
                            -----------     -----------     --------     -----------

  Total Premiums            $   608,812     $   136,748     $144,900     $   616,964     23.5%
                            ===========     ===========     ========     ===========

      (b) The maximum amount retained on any one life by the Company is $1,000,000.

      (c) Reinsurance recoveries, which reduced death and other benefits, approximated $100,746,000, $147,882,000, and $111,580,000, respectively, for each of the years ended December 31, 2000, 1999 and 1998.

            The Company's reinsurance arrangements do not relieve the Company from its direct obligation to its insureds.

12. Transactions with Related Parties

      (a) The Company is party to several reinsurance agreements with its affiliates covering certain life and accident and health insurance risks. Premium income and commission ceded for 2000 amounted to $769,000 and $0, respectively. Premium income and commission ceded for 1999 amounted to $1,194,000 and $1,000, respectively. Premium income and commission ceded to affiliates amounted to $1,237,000 and $1,000 for the year ended December 31, 1998. Premium income and ceding commission expense assumed from affiliates aggregated $188,893,000 and $39,376,000, respectively, for 2000, compared to
            $158,579,000 and $31,710,000, respectively, for 1999, and
            $131,771,000 and $31,584,000, respectively for 1998.

      (b) The Company is party to several cost sharing agreements with its affiliates. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. For the years ended December 31, 2000, 1999 and 1998, the Company was charged $46,726,000, $38,845,000 and $40,417,000, respectively, for expenses attributed to the Company but incurred by affiliates. During the same period, the Company received reimbursements from affiliates aggregating $24,359,000, $20,604,000 and $23,132,000, respectively, for costs incurred by the Company but attributable to affiliates.

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Policy Owners of
AIG Life Insurance Company
Variable Account II

In our opinion, the accompanying statements of assets and liabilities of AIG Life Insurance Company Variable Account II (comprising sixty-four subaccounts, hereafter collectively referred to as "Variable Account II") and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of Variable Account II at December 31, 2000, the results of its operations and the changes in its net assets for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Variable Account II's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodians, provide a reasonable basis for the opinion expressed above.


/s/ PricewaterhouseCoopers LLP

February 28, 2001

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2000

================================================================================

ASSETS:
      Investments at Market Value:

                                                                    Shares            Cost            Market Value
                                                              --------------------------------------------------------
               AIM
                 Capital Appreciation Fund                           18,679.800  $        552,503    $        576,086
                 International Equity Fund                           45,444.250         1,133,510             914,337
               Alliance
                 Conservative Investors Portfolio                     3,213.659            42,665              39,979
                 Global Bond Portfolio                                1,714.147            18,553              18,788
                 Global Dollar Government Portfolio                      20.977               201                 225
                 Growth Portfolio                                   157,747.194         4,249,460           3,959,455
                 Growth & Income Portfolio                          125,717.366         2,677,340           2,910,360
                 Growth Investors Portfolio                          19,006.036           288,125             244,607
                 Money Market Portfolio                           4,867,045.580         4,867,046           4,867,046
                 Premier Growth Portfolio                            24,959.853           910,804             799,961
                 Quasar Portfolio                                    39,363.939           472,571             466,069
                 Technology Portfolio                                96,811.155         2,739,290           2,415,440
                 Total Return Portfolio                                 463.857             8,007               8,353
                 U.S. Government/High Grade Securities Portfolio         75.120               910                 878
                 Utility Income Portfolio                                50.120               913               1,134
               Anchor
                 Capital Appreciation Portfolio                      21,070.981         1,214,233             999,606
                 Government & Quality Bond Portfolio                 24,061.614           333,475             347,691
                 Growth Portfolio                                    28,141.612         1,054,890             968,634
                 Natural Resources Portfolio                          3,146.719            53,206              60,543
               Dreyfus
                 Small Company Stock Portfolio                       26,096.289           501,368             471,823
                 Stock Index Fund                                   145,608.088         4,829,833           4,950,676
               Fidelity
                 Asset Manager Portfolio                             75,163.236         1,282,775           1,202,609
                 Contrafund Portfolio                                47,013.580         1,183,295           1,116,103
                 Growth Portfolio                                   127,830.122         5,695,599           5,579,787
                 High Income Portfolio                               37,970.760           407,648             310,600
                 Investment Grade Bond Portfolio                     30,527.170           363,729             384,337
                 Money Market Portfolio                           1,291,987.270         1,291,987           1,291,987
                 Overseas Portfolio                                  26,765.174           576,144             535,041
               SunAmerica
                 Alliance Growth Portfolio                          113,669.618         3,932,351           3,014,518
                 Aggressive Growth Portfolio                         51,606.672         1,186,785             936,144
                 Asset Allocation Portfolio                           7,188.921           105,417             102,153
                 Blue Chip Growth Portfolio                              42.997               378                 374
                 Cash Management Portfolio                          380,550.562         4,216,162           4,220,304
                 Corporate Bond Portfolio                            15,435.894           168,683             168,252
                 "Dogs" of Wall Street Portfolio                      8,110.228            66,084              71,858
                 Emerging Markets Portfolio                          40,253.407           361,733             275,735
                 Federated Value Portfolio                           27,434.633           441,718             443,343
                 Global Bond Portfolio                                2,549.774            27,920              28,250
                 Global Equities Portfolio                           21,817.689           437,803             360,428
                 Growth-Income Portfolio                             46,859.367         1,498,968           1,322,371
                 High-Yield Bond Portfolio                           23,066.411           238,165             195,606
                 International Diversified Equities Portfolio        45,378.068           600,309             493,260
                 International Growth & Income Portfolio             52,909.457           673,973             676,183
                 MFS Growth & Income Portfolio                       29,169.436           407,688             403,704
                 MFS Mid-Cap Growth Portfolio                        51,592.189           961,720             902,863
                 MFS Total Return Portfolio                          16,406.847           243,396             266,611

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                 STATEMENT OF ASSETS AND LIABILITIES (Continued)
                                DECEMBER 31, 2000

================================================================================

ASSETS:
      Investments at Market Value:

                                                                    Shares            Cost            Market Value
                                                              --------------------------------------------------------
                 Putnam Growth Portfolio                             40,652.311         1,014,631             856,543
                 Real Estate Portfolio                                3,687.670            36,117              38,796
                 Research Select Portfolio                              625.998             6,337               6,109
                 SunAmerica Balanced Portfolio                       23,807.391           462,366             416,391
                 Technology Portfolio                                   832.507             7,027               5,612
                 Utility Portfolio                                    4,496.999            59,600              56,348
                 Venture Value Portfolio                             51,717.955         1,451,453           1,494,649
                 Worldwide High Income Portfolio                      2,697.182            25,716              24,708
               Van Eck
                 Worldwide Emerging Markets Fund                     12,961.156           136,502             107,447
                 Worldwide Hard Assets Fund                           4,819.306            50,614              58,166
                                                                                 -----------------   -----------------

               Total Investments                                                 $     55,569,696    $     52,388,881
                    Total Assets                                                                     $     52,388,881
                                                                                                     =================
EQUITY:
      Policy Owners' Equity                                                                          $     52,388,881
                                                                                                     -----------------
          Total Equity                                                                               $     52,388,881
                                                                                                     =================

                 See Accompanying Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                             STATEMENT OF OPERATIONS
For The Years Ended December 31, 2000, December 31, 1999, and December 31, 1998

                                      2000

                                                                                 AIM                 AIM
                                                                               Capital           International
                                                                             Appreciation           Equity
                                                             Total               Fund                Fund
                                                             -----               ----                ----
Investment Income (Loss):
    Dividends ...................................        $ 3,771,477         $    15,980         $    62,142
Expenses:
    Mortality & Expense Risk Fees ...............            395,578               5,364               8,889
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................          3,375,899              10,616              53,253
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................          3,055,639              22,396              97,266
    Change in Unrealized Appreciation
        (Depreciation) ..........................         (9,367,663)           (120,963)           (472,015)
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............         (6,312,024)            (98,567)           (374,749)
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $(2,936,125)        $   (87,951)        $  (321,496)
                                                         ===========         ===========         ===========

                                                                                                  Alliance
                                                           Alliance            Alliance             Global
                                                         Conservative           Global              Dollar
                                                           Investors             Bond            Government
                                                           Portfolio          Portfolio           Portfolio
                                                           ---------          ---------           ---------
Investment Income (Loss):
    Dividends ...................................        $     4,923         $       633         $        27
Expenses:
    Mortality & Expense Risk Fees ...............                347                 161                   3
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................              4,576                 472                  24
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................                (73)               (597)                  2
    Change in Unrealized Appreciation
        (Depreciation) ..........................             (2,635)                310                   0
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............             (2,708)               (287)                  2
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $     1,868         $       185         $        26
                                                         ===========         ===========         ===========

                                                                             Alliance
                                                                               Growth             Alliance
                                                          Alliance               &                 Growth
                                                           Growth              Income            Investors
                                                          Portfolio          Portfolio           Portfolio
                                                          ---------          ---------           ---------
Investment Income (Loss):
    Dividends ...................................        $   699,775         $   185,417         $    59,260
Expenses:
    Mortality & Expense Risk Fees ...............             41,265              26,015               2,229
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................            658,510             159,402              57,031
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................            (75,125)            187,289               4,485
    Change in Unrealized Appreciation
        (Depreciation) ..........................         (1,538,293)            139,507             (69,834)
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............         (1,613,418)            326,796             (65,349)
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $  (954,908)        $   486,198         $    (8,318)
                                                         ===========         ===========         ===========

                                                                              Alliance            Alliance
                                                          Alliance             Money              Premier
                                                        International          Market              Growth
                                                          Portfolio           Portfolio           Portfolio
                                                         -----------         -----------         -----------
Investment Income (Loss):
    Dividends ...................................        $         0         $    73,822         $    45,014
Expenses:
    Mortality & Expense Risk Fees ...............              7,693              12,158               8,963
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................             (7,693)             61,664              36,051
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................          1,052,674                   0             (89,758)
    Change in Unrealized Appreciation
        (Depreciation) ..........................                  1                   0            (232,796)
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............          1,052,675                   0            (322,554)
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $ 1,044,982         $    61,664         $  (286,503)
                                                         ===========         ===========         ===========

                                                          Alliance                                Alliance
                                                            Real              Alliance             Total
                                                           Estate            Technology           Return
                                                          Portfolio          Portfolio           Portfolio
                                                          ---------          ---------           ---------
Investment Income (Loss):
    Dividends ...................................        $         0         $   210,662         $       215
Expenses:
    Mortality & Expense Risk Fees ...............                 94              32,191                  42
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................                (94)            178,471                 173
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................             15,137             343,982                   4
    Change in Unrealized Appreciation
        (Depreciation) ..........................                  0          (1,366,244)                312
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............             15,137          (1,022,262)                316
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $    15,043         $  (843,791)        $       489
                                                         ===========         ===========         ===========

                                                                             Alliance
                                                                               U.S.
                                                                            Government/
                                                                                High              Alliance
                                                          Alliance             Grade              Utility
                                                           Quasar            Securities            Income
                                                          Portfolio          Portfolio           Portfolio
                                                          ---------          ---------           ---------
Investment Income (Loss):
    Dividends ...................................        $    19,530         $        51         $        68
Expenses:
    Mortality & Expense Risk Fees ...............              9,167                   7                  10
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................             10,363                  44                  58
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................          1,004,925                  (6)                 17
    Change in Unrealized Appreciation
        (Depreciation) ..........................            (47,121)                 45                  36
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............            957,804                  39                  53
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $   968,167         $        83         $       111
                                                         ===========         ===========         ===========

                                                                               Anchor
                                                                             Government
                                                           Anchor                &
                                                           Capital            Quality              Anchor
                                                        Appreciation            Bond               Growth
                                                          Portfolio          Portfolio           Portfolio
                                                          ---------          ---------           ---------
Investment Income (Loss):
    Dividends ...................................        $    85,919         $    16,788         $    48,547
Expenses:
    Mortality & Expense Risk Fees ...............              4,484               2,080               2,735
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................             81,435              14,708              45,812
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................               (221)                948               4,333
    Change in Unrealized Appreciation
        (Depreciation) ..........................           (222,863)             14,315             (88,211)
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............           (223,084)             15,263             (83,878)
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $  (141,649)        $    29,971         $   (38,066)
                                                         ===========         ===========         ===========

                                                                              Dreyfus
                                                           Anchor              Small              Dreyfus
                                                           Natural            Company              Stock
                                                          Resources            Stock               Index
                                                          Portfolio          Portfolio              Fund
                                                         -----------         -----------         -----------
Investment Income (Loss):
    Dividends ...................................        $         0         $       820         $   128,928
Expenses:
    Mortality & Expense Risk Fees ...............                268               4,295              46,334
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................               (268)             (3,475)             82,594
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................              1,566              81,336             187,366
    Change in Unrealized Appreciation
        (Depreciation) ..........................              6,448             (82,654)           (811,991)
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............              8,014              (1,318)           (624,625)
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $     7,746         $    (4,793)        $  (542,031)
                                                         ===========         ===========         ===========

                                                          Dreyfus
                                                            Zero               Fidelity
                                                           Coupon               Asset              Fidelity
                                                            2000               Manager            Contrafund
                                                          Portfolio           Portfolio           Portfolio
                                                          ---------           ---------           ---------
Investment Income (Loss):
    Dividends ...................................        $     1,111         $   129,269         $   140,703
Expenses:
    Mortality & Expense Risk Fees ...............                180              11,058              10,119
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................                931             118,211             130,584
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................               (322)             (5,944)             27,749
    Change in Unrealized Appreciation
        (Depreciation) ..........................                339            (175,054)           (244,303)
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............                 17            (180,998)           (216,554)
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $       948         $   (62,787)        $   (85,970)
                                                         ===========         ===========         ===========

                                                                                                   Fidelity
                                                                               Fidelity           Investment
                                                          Fidelity               High               Grade
                                                           Growth               Income               Bond
                                                          Portfolio           Portfolio           Portfolio
                                                          ---------           ---------           ---------
Investment Income (Loss):
    Dividends ...................................        $   675,542         $    32,317         $    36,217
Expenses:
    Mortality & Expense Risk Fees ...............             55,882               3,406               3,384
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................            619,660              28,911              32,833
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................            261,207             (25,958)            (22,636)
    Change in Unrealized Appreciation
        (Depreciation) ..........................         (1,629,343)            (96,581)             26,700
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............         (1,368,136)           (122,539)              4,064
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $  (748,476)        $   (93,628)        $    36,897
                                                         ===========         ===========         ===========

                                                          Fidelity                                SunAmerica
                                                            Money              Fidelity            Alliance
                                                           Market              Overseas             Growth
                                                          Portfolio           Portfolio           Portfolio
                                                          ---------           ---------           ---------
Investment Income (Loss):
    Dividends ...................................        $    82,307         $    68,232         $   376,193
Expenses:
    Mortality & Expense Risk Fees ...............             12,062               5,803              16,008
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................             70,245              62,429             360,185
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................                  3              15,541             (32,936)
    Change in Unrealized Appreciation
        (Depreciation) ..........................                  0            (218,283)           (996,932)
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............                  3            (202,742)         (1,029,868)
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $    70,248         $  (140,313)        $  (669,683)
                                                         ===========         ===========         ===========

                                                                                                  SunAmerica
                                                         SunAmerica           SunAmerica             Blue
                                                         Aggressive             Asset                Chip
                                                           Growth             Allocation            Growth
                                                          Portfolio           Portfolio           Portfolio
                                                          ---------           ---------           ---------
Investment Income (Loss):
    Dividends ...................................        $    72,622         $     3,589         $         1
Expenses:
    Mortality & Expense Risk Fees ...............              4,511                 417                   0
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................             68,111               3,172                   1
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................             27,844              (1,288)                  0
    Change in Unrealized Appreciation
        (Depreciation) ..........................           (276,747)             (4,228)                 (3)
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............           (248,903)             (5,516)                 (3)
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $  (180,792)        $    (2,344)        $        (2)
                                                         ===========         ===========         ===========

                                                                                                  SunAmerica
                                                                                                    "Dogs"
                                                          SunAmerica          SunAmerica              of
                                                             Cash             Corporate              Wall
                                                          Management             Bond               Street
                                                           Portfolio          Portfolio           Portfolio
                                                           ---------          ---------           ---------
Investment Income (Loss):
    Dividends ...................................        $   149,686         $     2,934         $     1,800
Expenses:
    Mortality & Expense Risk Fees ...............             17,663                 219                 358
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................            132,023               2,715               1,442
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................              3,567                (193)             (1,866)
    Change in Unrealized Appreciation
        (Depreciation) ..........................             (9,440)               (348)              6,064
                                                         -----------         -----------         -----------
     Net Gain (Loss) on Investments .............             (5,873)               (541)              4,198
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $   126,150         $     2,174         $     5,640
                                                         ===========         ===========         ===========

                                                         SunAmerica          SunAmerica          SunAmerica
                                                          Emerging           Federated             Global
                                                           Markets             Value                Bond
                                                          Portfolio          Portfolio           Portfolio
                                                          ---------          ---------           ---------
Investment Income (Loss):
    Dividends ...................................        $     7,856         $    19,494         $     1,614
Expenses:
    Mortality & Expense Risk Fees ...............              1,248               2,625                 152
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................              6,608              16,869               1,462
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................             (6,273)              5,180                  44
    Change in Unrealized Appreciation
        (Depreciation) ..........................            (92,840)             (4,768)                333
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............            (99,113)                412                 377
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $   (92,505)        $    17,281         $     1,839
                                                         ===========         ===========         ===========

                                                          SunAmerica                              SunAmerica
                                                           Global             SunAmerica          High-Yield
                                                          Equities          Growth-Income            Bond
                                                          Portfolio           Portfolio           Portfolio
                                                          ---------           ---------           ---------
Investment Income (Loss):
    Dividends ...................................        $    29,530         $    59,131         $    22,067
Expenses:
    Mortality & Expense Risk Fees ...............              1,665               6,199               1,300
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................             27,865              52,932              20,767
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................            (14,932)                704                 367
    Change in Unrealized Appreciation
        (Depreciation) ..........................            (81,632)           (188,142)            (43,567)
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............            (96,564)           (187,438)            (43,200)
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $   (68,699)        $  (134,506)        $   (22,433)
                                                         ===========         ===========         ===========

                                                                              SunAmerica          SunAmerica
                                                          SunAmerica        International            MFS
                                                         International          Growth              Growth
                                                          Diversified             &                   &
                                                           Equities             Income              Income
                                                           Portfolio          Portfolio           Portfolio
                                                           ---------          ---------           ---------
Investment Income (Loss):
    Dividends ...................................        $    82,609         $    11,251         $     1,248
Expenses:
    Mortality & Expense Risk Fees ...............              3,002               3,209               1,312
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................             79,607               8,042                 (64)
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................            (37,585)             (7,881)              1,182
    Change in Unrealized Appreciation
        (Depreciation) ..........................           (122,146)              8,326              (6,830)
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............           (159,731)                445              (5,648)
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $   (80,124)        $     8,487         $    (5,712)
                                                         ===========         ===========         ===========

                                                          SunAmerica         SunAmerica
                                                              MFS                MFS              SunAmerica
                                                            Mid-Cap             Total               Putnam
                                                            Growth              Return              Growth
                                                           Portfolio          Portfolio           Portfolio
                                                           ---------          ---------           ---------
Investment Income (Loss):
    Dividends ...................................        $    13,157         $     5,634         $    61,735
Expenses:
    Mortality & Expense Risk Fees ...............              3,622               1,024               4,013
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................              9,535               4,610              57,722
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................             18,478                 243             (32,626)
    Change in Unrealized Appreciation
        (Depreciation) ..........................            (65,468)             23,362            (168,387)
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............            (46,990)             23,605            (201,013)
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $   (37,455)        $    28,215         $  (143,291)
                                                         ===========         ===========         ===========

                                                          SunAmerica          SunAmerica          SunAmerica
                                                             Real              Research           SunAmerica
                                                            Estate              Select             Balanced
                                                           Portfolio          Portfolio           Portfolio
                                                           ---------          ---------           ---------
Investment Income (Loss):
    Dividends ...................................        $       808         $        20         $     7,128
Expenses:
    Mortality & Expense Risk Fees ...............                108                   8               2,203
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................                700                  12               4,925
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................                433                  10               7,776
    Change in Unrealized Appreciation
        (Depreciation) ..........................              2,509                (228)            (55,003)
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............              2,942                (218)            (47,227)
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $     3,642         $      (206)        $   (42,302)
                                                         ===========         ===========         ===========

                                                                                                  SunAmerica
                                                          SunAmerica          SunAmerica           Venture
                                                          Technology           Utility              Value
                                                           Portfolio          Portfolio           Portfolio
                                                           ---------          ---------           ---------
Investment Income (Loss):
    Dividends ...................................        $         0         $     2,566         $    12,775
Expenses:
    Mortality & Expense Risk Fees ...............                  7                 262               5,384
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................                 (7)              2,304               7,391
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................               (304)             (3,206)             26,461
    Change in Unrealized Appreciation
        (Depreciation) ..........................             (1,416)             (3,308)             27,582
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............             (1,720)             (6,514)             54,043
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $    (1,727)        $    (4,210)        $    61,434
                                                         ===========         ===========         ===========

                                                         SunAmerica             VanEck              VanEck
                                                          Worldwide           Worldwide           Worldwide
                                                            High               Emerging              Hard
                                                           Income              Markets              Assets
                                                          Portfolio             Fund                Fund
                                                          ---------             ----                ----
Investment Income (Loss):
    Dividends ...................................        $     1,001         $         0         $       809
Expenses:
    Mortality & Expense Risk Fees ...............                 61               1,243                 615
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................                940              (1,243)                194
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................                (26)              5,869               3,844
    Change in Unrealized Appreciation
        (Depreciation) ..........................             (1,028)            (81,313)              1,663
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............             (1,054)            (75,444)              5,507
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $      (114)        $   (76,687)        $     5,701
                                                         ===========         ===========         ===========

                                                            WP&G                WP&G                WP&G
                                                          Tomorrow            Tomorrow            Tomorrow
                                                            Long               Medium              Short
                                                            Term                Term                Term
                                                          Portfolio           Portfolio           Portfolio
                                                          ---------           ---------           ---------
Investment Income (Loss):
    Dividends ...................................        $         0         $         0         $         0
Expenses:
    Mortality & Expense Risk Fees ...............                383                  24                  45
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................               (383)                (24)                (45)
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................              5,228                  78                (139)
    Change in Unrealized Appreciation
        (Depreciation) ..........................             (3,120)                 71                 492
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............              2,108                 149                 353
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $     1,725         $       125         $       308
                                                         ===========         ===========         ===========

                 See Accompanying Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                              VARIABLE ACCOUNT II

                            STATEMENT OF OPERATIONS
For The Years Ended December 31, 2000, December 31, 1999, and December 31, 1998


                                      1999

                                                                                 AIM                AIM
                                                                               Capital          International
                                                                             Appreciation          Equity
                                                            Total               Fund                Fund
                                                            -----               ----                ----
Investment Income (Loss):
    Dividends ...................................        $ 1,332,831         $    10,005         $    26,327
Expenses:
    Mortality & Expense Risk Fees ...............            224,586               2,575               4,077
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................          1,108,245               7,430              22,250
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................          1,688,244               9,467                (658)
    Change in Unrealized Appreciation
        (Depreciation) ..........................          4,216,974             118,713             245,104
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............          5,905,218             128,180             244,446
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $ 7,013,463         $   135,610         $   266,696
                                                         ===========         ===========         ===========

                                                                                                   Alliance
                                                           Alliance            Alliance             Global
                                                         Conservative           Global              Dollar
                                                           Investors             Bond            Government
                                                           Portfolio          Portfolio           Portfolio
                                                           ---------          ---------           ---------
Investment Income (Loss):
    Dividends ...................................        $     3,311         $       322         $        31
Expenses:
    Mortality & Expense Risk Fees ...............                338                 109                   2
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................              2,973                 213                  29
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................                332                (472)                  1
    Change in Unrealized Appreciation
        (Depreciation) ..........................             (1,782)               (364)                 15
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............             (1,450)               (836)                 16
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $     1,523         $      (623)        $        45
                                                         ===========         ===========         ===========

                                                                              Alliance
                                                                               Growth             Alliance
                                                          Alliance               &                 Growth
                                                           Growth              Income             Investors
                                                          Portfolio           Portfolio           Portfolio
                                                          ---------           ---------           ---------
Investment Income (Loss):
    Dividends ...................................        $   270,895         $   228,364         $    22,202
Expenses:
    Mortality & Expense Risk Fees ...............             31,382              20,015               2,024
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................            239,513             208,349              20,178
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................            153,081              59,630              11,353
    Change in Unrealized Appreciation
        (Depreciation) ..........................            690,619             (46,210)                700
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............            843,700              13,420              12,053
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $ 1,083,213         $   221,769         $    32,231
                                                         ===========         ===========         ===========

                                                                              Alliance            Alliance
                                                           Alliance             Money              Premier
                                                         International         Market               Growth
                                                           Portfolio          Portfolio           Portfolio
                                                           ---------          ---------           ---------
Investment Income (Loss):
    Dividends ...................................        $ 30,720.00         $ 20,021.00         $  4,775.00
Expenses:
    Mortality & Expense Risk Fees ...............              1,926               3,973               3,655
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................             28,794              16,048               1,120
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................            322,423                   0                 896
    Change in Unrealized Appreciation
        (Depreciation) ..........................                  0                   0             105,394
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............            322,423                   0             106,290
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $   351,217         $    16,048         $   107,410
                                                         ===========         ===========         ===========

                                                                              Alliance
                                                           Alliance             Total              Alliance
                                                          Technology           Return               Quasar
                                                           Portfolio          Portfolio           Portfolio
                                                           ---------          ---------           ---------
Investment Income (Loss):
    Dividends ...................................        $     3,163         $       230         $     1,251
Expenses:
    Mortality & Expense Risk Fees ...............             16,479                  22               5,084
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................            (13,316)                208              (3,833)
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................            596,364                   7             143,282
    Change in Unrealized Appreciation
        (Depreciation) ..........................            860,253                 (78)             94,963
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............          1,456,617                 (71)            238,245
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $ 1,443,301         $       137         $   234,412
                                                         ===========         ===========         ===========

                                                          Alliance
                                                             U.S.
                                                         Government/
                                                            High               Alliance             Anchor
                                                            Grade              Utility             Capital
                                                         Securities             Income           Appreciation
                                                          Portfolio           Portfolio           Portfolio
                                                          ---------           ---------           ---------
Investment Income (Loss):
    Dividends ...................................        $        60         $        44         $       209
Expenses:
    Mortality & Expense Risk Fees ...............                  8                  10                  71
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................                 52                  34                 138
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................                 (5)                 10               5,385
    Change in Unrealized Appreciation
        (Depreciation) ..........................                (78)                134               8,237
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............                (83)                144              13,622
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $       (31)        $       178         $    13,760
                                                         ===========         ===========         ===========

                                                            Anchor
                                                          Government
                                                               &                                    Anchor
                                                            Quality             Anchor             Natural
                                                             Bond               Growth            Resources
                                                           Portfolio          Portfolio           Portfolio
                                                           ---------          ---------           ---------
Investment Income (Loss):
    Dividends ...................................        $     1,993         $       116         $         0
Expenses:
    Mortality & Expense Risk Fees ...............                145                  50                  10
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................              1,848                  66                 (10)
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................             (1,988)              4,496                   1
    Change in Unrealized Appreciation
        (Depreciation) ..........................               (100)              1,955                 890
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............             (2,088)              6,451                 891
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $      (240)        $     6,517         $       881
                                                         ===========         ===========         ===========

                                                           Dreyfus                                 Dreyfus
                                                            Small              Dreyfus               Zero
                                                           Company              Stock               Coupon
                                                            Stock               Index                2000
                                                          Portfolio             Fund              Portfolio
                                                          ---------             ----              ---------
Investment Income (Loss):
    Dividends ...................................        $         0         $    82,801         $       930
Expenses:
    Mortality & Expense Risk Fees ...............              2,786              35,158                 155
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................             (2,786)             47,643                 775
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................            (17,176)            143,876                  (4)
    Change in Unrealized Appreciation
        (Depreciation) ..........................             49,961             534,775                (456)
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............             32,785             678,651                (460)
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $    29,999         $   726,294         $       315
                                                         ===========         ===========         ===========

                                                          Fidelity
                                                            Asset             Fidelity            Fidelity
                                                           Manager           Contrafund            Growth
                                                          Portfolio           Portfolio           Portfolio
                                                          ---------           ---------           ---------
Investment Income (Loss):
    Dividends ...................................        $    61,501         $    13,299         $   360,271
Expenses:
    Mortality & Expense Risk Fees ...............              9,130               5,958              40,086
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................             52,371               7,341             320,185
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................               (138)             16,695             225,037
    Change in Unrealized Appreciation
        (Depreciation) ..........................             50,732             139,635             916,601
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............             50,594             156,330           1,141,638
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $   102,965         $   163,671         $ 1,461,823
                                                         ===========         ===========         ===========

                                                                               Fidelity
                                                          Fidelity            Investment           Fidelity
                                                            High                Grade               Money
                                                           Income                Bond               Market
                                                          Portfolio           Portfolio           Portfolio
                                                          ---------           ---------           ---------
Investment Income (Loss):
    Dividends ...................................        $    25,817         $    11,228         $   104,828
Expenses:
    Mortality & Expense Risk Fees ...............              3,902               3,790              18,801
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................             21,915               7,438              86,027
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................            (12,925)             (1,112)                  0
    Change in Unrealized Appreciation
        (Depreciation) ..........................             17,353             (12,354)                  0
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............              4,428             (13,466)                  0
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $    26,343         $    (6,028)        $    86,027
                                                         ===========         ===========         ===========

                                                                              SunAmerica          SunAmerica
                                                          Fidelity             Alliance           Aggressive
                                                          Overseas              Growth              Growth
                                                          Portfolio           Portfolio           Portfolio
                                                          ---------           ---------           ---------
Investment Income (Loss):
    Dividends ...................................        $    16,156         $         0         $         0
Expenses:
    Mortality & Expense Risk Fees ...............              4,369                 904                 123
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................             11,787                (904)               (123)
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................              3,460               5,669               1,932
    Change in Unrealized Appreciation
        (Depreciation) ..........................            173,424              79,099              26,106
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............            176,884              84,768              28,038
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $   188,671         $    83,864         $    27,915
                                                         ===========         ===========         ===========

                                                         SunAmerica          SunAmerica          SunAmerica
                                                            Asset               Cash             Corporate
                                                         Allocation          Management             Bond
                                                          Portfolio          Portfolio           Portfolio
                                                          ---------          ---------           ---------
Investment Income (Loss):
    Dividends ...................................        $         0         $    10,746         $         0
Expenses:
    Mortality & Expense Risk Fees ...............                 32               4,228                   6
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................                (32)              6,518                  (6)
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................                 77               4,159                  24
    Change in Unrealized Appreciation
        (Depreciation) ..........................                965              13,584                 (84)
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............              1,042              17,743                 (60)
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $     1,010         $    24,261         $       (66)
                                                         ===========         ===========         ===========

                                                         SunAmerica
                                                           "Dogs"
                                                             of              SunAmerica          SunAmerica
                                                            Wall              Emerging           Federated
                                                           Street             Markets              Value
                                                          Portfolio          Portfolio           Portfolio
                                                          ---------          ---------           ---------
Investment Income (Loss):
    Dividends ...................................        $         0         $         0         $         0
Expenses:
    Mortality & Expense Risk Fees ...............                 26                  44                 121
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................                (26)                (44)               (121)
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................               (403)                961                 (71)
    Change in Unrealized Appreciation
        (Depreciation) ..........................               (291)              6,842               6,394
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............               (694)              7,803               6,323
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $      (720)        $     7,759         $     6,202
                                                         ===========         ===========         ===========

                                                         SunAmerica          SunAmerica
                                                           Global              Global            SunAmerica
                                                            Bond              Equities          Growth-Income
                                                          Portfolio          Portfolio           Portfolio
                                                          ---------          ---------           ---------
Investment Income (Loss):
    Dividends ...................................        $         0         $         0         $         0
Expenses:
    Mortality & Expense Risk Fees ...............                  4                  64                 182
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................                 (4)                (64)               (182)
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................                  0               1,580               4,088
    Change in Unrealized Appreciation
        (Depreciation) ..........................                 (2)              4,258              11,546
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............                 (2)              5,838              15,634
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Re7sulting From Operations ...................        $        (6)        $     5,774         $    15,452
                                                         ===========         ===========         ===========

                                                                                                  SunAmerica
                                                                              SunAmerica         International
                                                         SunAmerica         International           Growth
                                                         High-Yield          Diversified              &
                                                            Bond               Equities             Income
                                                          Portfolio           Portfolio           Portfolio
                                                          ---------           ---------           ---------
Investment Income (Loss):
    Dividends ...................................        $         0         $         0         $    10,764
Expenses:
    Mortality & Expense Risk Fees ...............                 70                 144                 100
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................                (70)               (144)             10,664
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................                315                (475)                 48
    Change in Unrealized Appreciation
        (Depreciation) ..........................              1,005              15,097              (6,115)
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............              1,320              14,622              (6,067)
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $     1,250         $    14,478         $     4,597
                                                         ===========         ===========         ===========

                                                         SunAmerica
                                                             MFS              SunAmerica          SunAmerica
                                                           Growth                MFS                 MFS
                                                              &                Mid-Cap              Total
                                                           Income               Growth              Return
                                                          Portfolio           Portfolio           Portfolio
                                                          ---------           ---------           ---------
Investment Income (Loss):
    Dividends ...................................        $         0         $     1,260         $         0
Expenses:
    Mortality & Expense Risk Fees ...............                122                  59                  50
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................               (122)              1,201                 (50)
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................              3,481               3,519                 513
    Change in Unrealized Appreciation
        (Depreciation) ..........................              2,847               6,611                (146)
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............              6,328              10,130                 367
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $     6,206         $    11,331         $       317
                                                         ===========         ===========         ===========

                                                         SunAmerica          SunAmerica          SunAmerica
                                                           Putnam               Real             SunAmerica
                                                           Growth              Estate             Balanced
                                                          Portfolio          Portfolio           Portfolio
                                                          ---------          ---------           ---------
Investment Income (Loss):
    Dividends ...................................        $         0         $         0         $         0
Expenses:
    Mortality & Expense Risk Fees ...............                198                   4                 101
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................               (198)                 (4)               (101)
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................              6,536                   0                 214
    Change in Unrealized Appreciation
        (Depreciation) ..........................             10,300                 168               9,028
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............             16,836                 168               9,242
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $    16,638         $       164         $     9,141
                                                         ===========         ===========         ===========

                                                                                                 SunAmerica
                                                                             SunAmerica          Worldwide
                                                         SunAmerica           Venture               High
                                                           Utility             Value               Income
                                                          Portfolio          Portfolio           Portfolio
                                                          ---------          ---------           ---------
Investment Income (Loss):
    Dividends ...................................        $         0         $         0         $         0
Expenses:
    Mortality & Expense Risk Fees ...............                  5                 227                   0
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................                 (5)               (227)                  0
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................                  9                (263)                  3
    Change in Unrealized Appreciation
        (Depreciation) ..........................                 55              15,614                  19
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............                 64              15,351                  22
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $        59         $    15,124         $        22
                                                         ===========         ===========         ===========

                                                            VanEck              VanEck               WP&G
                                                           Worldwide          Worldwide            Tomorrow
                                                           Emerging              Hard                Long
                                                            Markets             Assets               Term
                                                             Fund                Fund             Portfolio
                                                             ----                ----             ---------
Investment Income (Loss): .......................
    Dividends                                            $         0         $       544         $     7,635
Expenses:
    Mortality & Expense Risk Fees ...............                562                 405                 607
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................               (562)                139               7,028
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................              3,139              (8,908)                692
    Change in Unrealized Appreciation
        (Depreciation) ..........................             49,606              18,485              (1,304)
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............             52,745               9,577                (612)
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $    52,183         $     9,716         $     6,416
                                                         ===========         ===========         ===========

                                                             WP&G                WP&G
                                                           Tomorrow            Tomorrow
                                                            Medium              Short
                                                             Term                Term
                                                           Portfolio          Portfolio
                                                           ---------          ---------
Investment Income (Loss):
    Dividends ...................................        $    414.00         $    598.00
Expenses:
    Mortality & Expense Risk Fees ...............                 44                  64
                                                         -----------         -----------
Net Investment Income (Loss) ....................                370                 534
                                                         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................                 19                  68
    Change in Unrealized Appreciation
        (Depreciation) ..........................               (206)               (543)
                                                         -----------         -----------
    Net Gain (Loss) on Investments ..............               (187)               (475)
                                                         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $       183         $        59
                                                         ===========         ===========

                 See Accompanying Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                             STATEMENT OF OPERATIONS
For The Years Ended December 31, 2000, December 31, 1999, and December 31, 1998

                                      1998

                                                                                AIM                  AIM
                                                                              Capital           International
                                                                            Appreciation            Equity
                                                            Total               Fund                 Fund
                                                            -----               ----                 ----
Investment Income (Loss):
    Dividends ...................................        $   733,252         $     5,326         $     1,878
Expenses:
    Mortality & Expense Risk Fees ...............            106,392                 694               1,405
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................            626,860               4,632                 473
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................            519,608                (371)            (22,044)
    Change in Unrealized Appreciation
        (Depreciation) ..........................          1,519,964              25,833               7,738
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............          2,039,572              25,462             (14,306)
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $ 2,666,432         $    30,094         $   (13,833)
                                                         ===========         ===========         ===========

                                                                                                   Alliance
                                                           Alliance            Alliance             Global
                                                         Conservative           Global              Dollar
                                                          Investors              Bond             Government
                                                          Portfolio           Portfolio            Portfolio
                                                          ---------           ---------            ---------
Investment Income (Loss):
    Dividends ...................................        $     2,086         $        18         $         0
Expenses:
    Mortality & Expense Risk Fees ...............                263                  20                   0
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................              1,823                  (2)                  0
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................              1,083                  19                   2
    Change in Unrealized Appreciation
        (Depreciation) ..........................                691                 289                  10
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............              1,774                 308                  12
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $     3,597         $       306         $        12
                                                         ===========         ===========         ===========

                                                                             Alliance
                                                                              Growth               Alliance
                                                          Alliance               &                  Growth
                                                           Growth              Income             Investors
                                                          Portfolio          Portfolio            Portfolio
                                                          ---------          ---------            ---------
Investment Income (Loss):
    Dividends ...................................        $   110,505         $   111,284         $    14,073
Expenses:
    Mortality & Expense Risk Fees ...............             16,449              10,688               1,473
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................             94,056             100,596              12,600
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................             36,650              55,743               3,763
    Change in Unrealized Appreciation
        (Depreciation) ..........................            394,461              63,586              17,434
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............            431,111             119,329              21,197
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $   525,167         $   219,925         $    33,797
                                                         ===========         ===========         ===========

                                                                              Alliance             Alliance
                                                          Alliance             Money               Premier
                                                        International         Market                Growth
                                                          Portfolio          Portfolio            Portfolio
                                                          ---------          ---------            ---------
Investment Income (Loss):
    Dividends ...................................        $         0         $     2,482         $       233
Expenses:
    Mortality & Expense Risk Fees ...............                334                 482               2,105
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................               (334)              2,000              (1,872)
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................             54,637                   0              30,881
    Change in Unrealized Appreciation
        (Depreciation) ..........................                  0                   0              16,562
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............             54,637                   0              47,443
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $    54,303         $     2,000         $    45,571
                                                         ===========         ===========         ===========

                                                                             Alliance
                                                          Alliance             Total               Alliance
                                                         Technology           Return                Quasar
                                                          Portfolio          Portfolio            Portfolio
                                                          ---------          ---------            ---------
Investment Income (Loss):
    Dividends ...................................        $       715         $         0         $    31,614
Expenses:
    Mortality & Expense Risk Fees ...............              5,537                   1               3,978
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................             (4,822)                 (1)             27,636
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................            171,268                   0              31,274
    Change in Unrealized Appreciation
        (Depreciation) ..........................            197,601                 112             (66,300)
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............            368,869                 112             (35,026)
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $   364,047         $       111         $    (7,390)
                                                         ===========         ===========         ===========

                                                          Alliance
                                                            U.S.
                                                         Government/                               Dreyfus
                                                            High              Alliance              Small
                                                            Grade             Utility              Company
                                                         Securities            Income               Stock
                                                          Portfolio          Portfolio            Portfolio
                                                          ---------          ---------            ---------
Investment Income (Loss):
    Dividends ...................................        $         0         $         0         $     1,151
Expenses:
    Mortality & Expense Risk Fees ...............                  0                   0               1,653
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................                  0                   0                (502)
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................                  0                   0              (2,481)
    Change in Unrealized Appreciation
        (Depreciation) ..........................                  0                  52               8,859
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............                  0                  52               6,378
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $         0         $        52         $     5,876
                                                         ===========         ===========         ===========

                                                                               Dreyfus
                                                           Dreyfus               Zero              Fidelity
                                                            Stock               Coupon              Asset
                                                            Index                2000              Manager
                                                            Fund              Portfolio           Portfolio
                                                            ----              ---------           ---------
Investment Income (Loss):
    Dividends ...................................        $    30,188         $       705         $    60,993
Expenses:
    Mortality & Expense Risk Fees ...............             16,095                 116               5,125
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................             14,093                 589              55,868
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................             90,160                 117              10,634
    Change in Unrealized Appreciation
        (Depreciation) ..........................            348,632                  37              18,503
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............            438,792                 154              29,137
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $   452,885         $       743         $    85,005
                                                         ===========         ===========         ===========

                                                                                                   Fidelity
                                                          Fidelity            Fidelity               High
                                                         Contrafund            Growth               Income
                                                          Portfolio          Portfolio            Portfolio
                                                          ---------          ---------            ---------
Investment Income (Loss):
    Dividends ...................................        $     1,859         $   181,333         $    33,968
Expenses:
    Mortality & Expense Risk Fees ...............              1,067              17,992               2,593
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................                792             163,341              31,375
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................              3,199              52,384              (5,310)
    Change in Unrealized Appreciation
        (Depreciation) ..........................             37,476             484,390             (31,433)
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............             40,675             536,774             (36,743)
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $    41,467         $   700,115         $    (5,368)
                                                         ===========         ===========         ===========

                                                           Fidelity
                                                          Investment          Fidelity
                                                            Grade               Money              Fidelity
                                                            Bond                Market             Overseas
                                                          Portfolio           Portfolio           Portfolio
                                                          ---------           ---------           ---------
Investment Income (Loss):
    Dividends ...................................        $     9,614         $    72,672         $    29,556
Expenses:
    Mortality & Expense Risk Fees ...............              1,360              12,336               3,291
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................              8,254              60,336              26,265
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................               (104)                  0              22,548
    Change in Unrealized Appreciation
        (Depreciation) ..........................              2,966                   0               1,403
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............              2,862                   0              23,951
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $    11,116         $    60,336         $    50,216
                                                         ===========         ===========         ===========

                                                                               VanEck               VanEck
                                                           VanEck            Worldwide            Worldwide
                                                          Worldwide           Emerging               Hard
                                                          Balanced            Markets               Assets
                                                            Fund                Fund                 Fund
                                                            ----                ----                 ----
Investment Income (Loss):
    Dividends ...................................        $    24,879         $         0         $     4,567
Expenses:
    Mortality & Expense Risk Fees ...............                466                  80                 292
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................             24,413                 (80)              4,275
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................            (10,944)               (238)             (4,776)
    Change in Unrealized Appreciation
        (Depreciation) ..........................             (4,930)              2,653             (11,854)
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............            (15,874)              2,415             (16,630)
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $     8,539         $     2,335         $   (12,355)
                                                         ===========         ===========         ===========

                                                            WP&G                WP&G                 WP&G
                                                          Tomorrow            Tomorrow             Tomorrow
                                                            Long               Medium               Short
                                                            Term                Term                 Term
                                                          Portfolio          Portfolio            Portfolio
                                                          ---------          ---------            ---------
Investment Income (Loss):
    Dividends ...................................        $       948         $       287         $       318
Expenses:
    Mortality & Expense Risk Fees ...............                423                  41                  33
                                                         -----------         -----------         -----------
Net Investment Income (Loss) ....................                525                 246                 285
                                                         -----------         -----------         -----------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................              1,436                  31                  47
    Change in Unrealized Appreciation
        (Depreciation) ..........................              4,736                 390                  67
                                                         -----------         -----------         -----------
    Net Gain (Loss) on Investments ..............              6,172                 421                 114
                                                         -----------         -----------         -----------

Increase (Decrease) in Net Assets
    Resulting From Operations ...................        $     6,697         $       667         $       399
                                                         ===========         ===========         ===========

                 See Accompanying Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                       STATEMENT OF CHANGES IN NET ASSETS
For The Years Ended December 31, 2000, December 31, 1999, and December 31, 1998

                                      2000

                                                                                AIM                 AIM
                                                                              Capital           International
                                                                            Appreciation           Equity
                                                            Total               Fund                Fund
                                                            -----               ----                ----
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ................        $ 3,375,899         $    10,616         $    53,253
    Realized Gain (Loss) on Investment Activity .          3,055,639              22,396              97,266
    Change in Unrealized Appreciation
        (Depreciation) of Investments ...........         (9,367,663)           (120,963)           (472,015)
                                                         -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Operations .............................         (2,936,125)            (87,951)           (321,496)
                                                         -----------         -----------         -----------

Capital Transactions:
    Contract Deposits and Transfers .............         25,222,322             266,149             519,150
    Cost Of Insurance Charge ....................         (4,589,328)            (49,019)            (70,188)
    Policy Loans ................................           (811,157)            (15,112)             (8,957)
    Contract Withdrawals ........................         (1,565,806)            (17,381)            (11,729)
    Death Benefits ..............................            (93,879)                  0                   0
                                                         -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ...................         18,162,152             184,637             428,276
                                                         -----------         -----------         -----------
Total Increase (Decrease) in Net Assets .........         15,226,027              96,686             106,780
Net Assets, at Beginning of Year ................         37,162,854             479,400             807,557
                                                         -----------         -----------         -----------
Net Assets, at End of Year ......................        $52,388,881         $   576,086         $   914,337
                                                         ===========         ===========         ===========

                                                                                                  Alliance
                                                          Alliance            Alliance             Global
                                                        Conservative           Global              Dollar
                                                          Investors             Bond             Government
                                                          Portfolio          Portfolio           Portfolio
                                                          ---------          ---------           ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ................        $     4,576         $       472         $        24
    Realized Gain (Loss) on Investment Activity .                (73)               (597)                  2
    Change in Unrealized Appreciation
        (Depreciation) of Investments ...........             (2,635)                310                   0
                                                         -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Operations .............................              1,868                 185                  26
                                                         -----------         -----------         -----------

Capital Transactions:
    Contract Deposits and Transfers .............              3,912              10,900                   1
    Cost Of Insurance Charge ....................             (2,718)             (2,085)                (16)
    Policy Loans ................................             (1,820)                  0                   0
    Contract Withdrawals ........................               (678)             (5,877)                  0
    Death Benefits ..............................                  0                   0                   0
                                                         -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ...................             (1,304)              2,938                 (15)
                                                         -----------         -----------         -----------
Total Increase (Decrease) in Net Assets .........                564               3,123                  11
Net Assets, at Beginning of Year ................             39,415              15,665                 214
                                                         -----------         -----------         -----------
Net Assets, at End of Year ......................        $    39,979         $    18,788         $       225
                                                         ===========         ===========         ===========

                                                                              Alliance
                                                                               Growth             Alliance
                                                          Alliance               &                 Growth
                                                           Growth              Income            Investors
                                                          Portfolio          Portfolio           Portfolio
                                                          ---------          ---------           ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ................        $   658,510         $   159,402         $    57,031
    Realized Gain (Loss) on Investment Activity .            (75,125)            187,289               4,485
    Change in Unrealized Appreciation
        (Depreciation) of Investments ...........         (1,538,293)            139,507             (69,834)
                                                         -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Operations .............................           (954,908)            486,198              (8,318)
                                                         -----------         -----------         -----------

Capital Transactions:
    Contract Deposits and Transfers .............            999,982             194,617              48,277
    Cost Of Insurance Charge ....................           (292,488)           (208,330)            (14,799)
    Policy Loans ................................           (128,371)            (45,627)            (16,166)
    Contract Withdrawals ........................           (215,891)           (106,408)             (6,080)
    Death Benefits ..............................                  0                   0                   0
                                                         -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ...................            363,232            (165,748)             11,232
                                                         -----------         -----------         -----------
Total Increase (Decrease) in Net Assets .........           (591,676)            320,450               2,914
Net Assets, at Beginning of Year ................          4,551,131           2,589,910             241,693
                                                         -----------         -----------         -----------
Net Assets, at End of Year ......................        $ 3,959,455         $ 2,910,360         $   244,607
                                                         ===========         ===========         ===========

                                                                              Alliance            Alliance
                                                          Alliance             Money              Premier
                                                        International         Market               Growth
                                                          Portfolio          Portfolio           Portfolio
                                                          ---------          ---------           ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ................        $    (7,693)        $    61,664         $    36,051
    Realized Gain (Loss) on Investment Activity .          1,052,674                   0             (89,758)
    Change in Unrealized Appreciation
        (Depreciation) of Investments ...........                  1                   0            (232,796)
                                                         -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Operations .............................          1,044,982              61,664            (286,503)
                                                         -----------         -----------         -----------

Capital Transactions:
    Contract Deposits and Transfers .............         (1,033,216)          4,793,855             559,890
    Cost Of Insurance Charge ....................            (11,766)            (19,429)            (92,798)
    Policy Loans ................................                  0                   0             (17,955)
    Contract Withdrawals ........................                  0                   0             (26,114)
    Death Benefits ..............................                  0                   0                   0
                                                         -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ...................         (1,044,982)          4,774,426             423,023
                                                         -----------         -----------         -----------
Total Increase (Decrease) in Net Assets .........                  0           4,836,090             136,520
Net Assets, at Beginning of Year ................                  0              30,956             663,441
                                                         -----------         -----------         -----------
Net Assets, at End of Year ......................        $         0         $ 4,867,046         $   799,961
                                                         ===========         ===========         ===========

                                                          Alliance                                Alliance
                                                            Real              Alliance             Total
                                                           Estate            Technology           Return
                                                          Portfolio          Portfolio           Portfolio
                                                          ---------          ---------           ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ................        $       (94)        $   178,471         $       173
    Realized Gain (Loss) on Investment Activity .             15,137             343,982                   4
    Change in Unrealized Appreciation
        (Depreciation) of Investments ...........                  0          (1,366,244)                312
                                                         -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Operations .............................             15,043            (843,791)                489
                                                         -----------         -----------         -----------

Capital Transactions:
    Contract Deposits and Transfers .............            (15,043)           (660,540)              5,752
    Cost Of Insurance Charge ....................                  0            (246,374)               (336)
    Policy Loans ................................                  0             (89,341)                  0
    Contract Withdrawals ........................                  0            (129,098)                  0
    Death Benefits ..............................                  0                   0                   0
                                                         -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ...................            (15,043)         (1,125,353)              5,416
                                                         -----------         -----------         -----------
Total Increase (Decrease) in Net Assets .........                  0          (1,969,144)              5,905
Net Assets, at Beginning of Year ................                  0           4,384,584               2,448
                                                         -----------         -----------         -----------
Net Assets, at End of Year ......................        $         0         $ 2,415,440         $     8,353
                                                         ===========         ===========         ===========

                                                                              Alliance
                                                                                U.S.
                                                                            Government/
                                                                                High              Alliance
                                                          Alliance             Grade              Utility
                                                           Quasar            Securities            Income
                                                          Portfolio          Portfolio           Portfolio
                                                          ---------          ---------           ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ................        $    10,363         $        44         $        58
    Realized Gain (Loss) on Investment Activity .          1,004,925                  (6)                 17
    Change in Unrealized Appreciation
        (Depreciation) of Investments ...........            (47,121)                 45                  36
                                                         -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Operations .............................            968,167                  83                 111
                                                         -----------         -----------         -----------

Capital Transactions:
    Contract Deposits and Transfers .............         (1,712,548)                  0                  (1)
    Cost Of Insurance Charge ....................            (44,276)                (63)                (82)
    Policy Loans ................................            (34,577)                  0                   0
    Contract Withdrawals ........................            (14,249)                  0                   0
    Death Benefits ..............................                  0                   0                   0
                                                         -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ...................         (1,805,650)                (63)                (83)
                                                         -----------         -----------         -----------
Total Increase (Decrease) in Net Assets .........           (837,483)                 20                  28
Net Assets, at Beginning of Year ................          1,303,552                 858               1,106
                                                         -----------         -----------         -----------
Net Assets, at End of Year ......................        $   466,069         $       878         $     1,134
                                                         ===========         ===========         ===========

                                                                               Anchor
                                                                             Government
                                                           Anchor                &
                                                           Capital            Quality              Anchor
                                                        Appreciation            Bond               Growth
                                                          Portfolio          Portfolio           Portfolio
                                                          ---------          ---------           ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ................        $    81,435         $    14,708         $    45,812
    Realized Gain (Loss) on Investment Activity .               (221)                948               4,333
    Change in Unrealized Appreciation
        (Depreciation) of Investments ...........           (222,863)             14,315             (88,211)
                                                         -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Operations .............................           (141,649)             29,971             (38,066)
                                                         -----------         -----------         -----------

Capital Transactions:
    Contract Deposits and Transfers .............          1,231,436             208,669           1,050,149
    Cost Of Insurance Charge ....................           (160,428)            (11,109)            (63,626)
    Policy Loans ................................               (974)                (50)               (993)
    Contract Withdrawals ........................             (1,262)                  0                   0
    Death Benefits ..............................            (10,321)                  0              (9,630)
                                                         -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ...................          1,058,451             197,510             975,900
                                                         -----------         -----------         -----------
Total Increase (Decrease) in Net Assets .........            916,802             227,481             937,834
Net Assets, at Beginning of Year ................             82,804             120,210              30,800
                                                         -----------         -----------         -----------
Net Assets, at End of Year ......................        $   999,606         $   347,691         $   968,634
                                                         ===========         ===========         ===========

                                                                              Dreyfus
                                                           Anchor              Small              Dreyfus
                                                           Natural            Company              Stock
                                                          Resources            Stock               Index
                                                          Portfolio          Portfolio              Fund
                                                          ---------          ---------              ----
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ................        $      (268)        $    (3,475)        $    82,594
    Realized Gain (Loss) on Investment Activity .              1,566              81,336             187,366
    Change in Unrealized Appreciation
        (Depreciation) of Investments ...........              6,448             (82,654)           (811,991)
                                                         -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Operations .............................              7,746              (4,793)           (542,031)
                                                         -----------         -----------         -----------

Capital Transactions:
    Contract Deposits and Transfers .............             48,478             140,691           1,110,009
    Cost Of Insurance Charge ....................             (6,762)            (31,016)           (417,587)
    Policy Loans ................................               (942)             (9,921)            (71,436)
    Contract Withdrawals ........................                  0             (16,537)           (212,452)
    Death Benefits ..............................                  0                   0                   0
                                                         -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ...................             40,774              83,217             408,534
                                                         -----------         -----------         -----------
Total Increase (Decrease) in Net Assets .........             48,520              78,424            (133,497)
Net Assets, at Beginning of Year ................             12,023             393,399           5,084,173
                                                         -----------         -----------         -----------
Net Assets, at End of Year ......................        $    60,543         $   471,823         $ 4,950,676
                                                         ===========         ===========         ===========

                                                           Dreyfus
                                                            Zero              Fidelity
                                                           Coupon              Asset              Fidelity
                                                            2000              Manager            Contrafund
                                                          Portfolio          Portfolio           Portfolio
                                                          ---------          ---------           ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ................        $       931         $   118,211         $   130,584
    Realized Gain (Loss) on Investment Activity .               (322)             (5,944)             27,749
    Change in Unrealized Appreciation
        (Depreciation) of Investments ...........                339            (175,054)           (244,303)
                                                         -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Operations .............................                948             (62,787)            (85,970)
                                                         -----------         -----------         -----------

Capital Transactions:
    Contract Deposits and Transfers .............            (14,995)            265,168             302,537
    Cost Of Insurance Charge ....................             (1,579)            (88,912)            (89,631)
    Policy Loans ................................               (411)            (45,448)            (36,809)
    Contract Withdrawals ........................             (1,119)            (73,933)            (23,862)
    Death Benefits ..............................                  0                   0                   0
                                                         -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ...................            (18,104)             56,875             152,235
                                                         -----------         -----------         -----------
Total Increase (Decrease) in Net Assets .........            (17,156)             (5,912)             66,265
Net Assets, at Beginning of Year ................             17,156           1,208,521           1,049,838
                                                         -----------         -----------         -----------
Net Assets, at End of Year ......................        $         0         $ 1,202,609         $ 1,116,103
                                                         ===========         ===========         ===========

                                                                                                  Fidelity
                                                                              Fidelity           Investment
                                                          Fidelity              High               Grade
                                                           Growth              Income               Bond
                                                          Portfolio          Portfolio           Portfolio
                                                          ---------          ---------           ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ................        $   619,660         $    28,911         $    32,833
    Realized Gain (Loss) on Investment Activity .            261,207             (25,958)            (22,636)
    Change in Unrealized Appreciation
        (Depreciation) of Investments ...........         (1,629,343)            (96,581)             26,700
                                                         -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Operations .............................           (748,476)            (93,628)             36,897
                                                         -----------         -----------         -----------

Capital Transactions:
    Contract Deposits and Transfers .............          1,237,098             (21,586)           (105,098)
    Cost Of Insurance Charge ....................           (446,804)            (26,227)            (26,442)
    Policy Loans ................................           (162,834)            (10,606)              1,753
    Contract Withdrawals ........................           (322,067)            (21,558)            (14,734)
    Death Benefits ..............................                  0                   0                   0
                                                         -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ...................            305,393             (79,977)           (144,521)
                                                         -----------         -----------         -----------
Total Increase (Decrease) in Net Assets .........           (443,083)           (173,605)           (107,624)
Net Assets, at Beginning of Year ................          6,022,870             484,205             491,961
                                                         -----------         -----------         -----------
Net Assets, at End of Year ......................        $ 5,579,787         $   310,600         $   384,337
                                                         ===========         ===========         ===========

                                                          Fidelity                               SunAmerica
                                                            Money             Fidelity            Alliance
                                                           Market             Overseas             Growth
                                                          Portfolio          Portfolio           Portfolio
                                                          ---------          ---------           ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ................        $    70,245         $    62,429         $   360,185
    Realized Gain (Loss) on Investment Activity .                  3              15,541             (32,936)
    Change in Unrealized Appreciation
        (Depreciation) of Investments ...........                  0            (218,283)           (996,932)
                                                         -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Operations .............................             70,248            (140,313)           (669,683)
                                                         -----------         -----------         -----------

Capital Transactions:
    Contract Deposits and Transfers .............           (272,239)            111,722           3,324,110
    Cost Of Insurance Charge ....................            (84,773)            (44,571)           (343,983)
    Policy Loans ................................            (82,799)             (8,212)             (1,146)
    Contract Withdrawals ........................            (99,796)            (55,982)            (55,687)
    Death Benefits ..............................                  0                   0              (8,698)
                                                         -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ...................           (539,607)              2,957           2,914,596
                                                         -----------         -----------         -----------
Total Increase (Decrease) in Net Assets .........           (469,359)           (137,356)          2,244,913
Net Assets, at Beginning of Year ................          1,761,346             672,397             769,605
                                                         -----------         -----------         -----------
Net Assets, at End of Year ......................        $ 1,291,987         $   535,041         $ 3,014,518
                                                         ===========         ===========         ===========

                                                                                                 SunAmerica
                                                         SunAmerica          SunAmerica             Blue
                                                         Aggressive            Asset                Chip
                                                           Growth            Allocation            Growth
                                                          Portfolio          Portfolio           Portfolio
                                                          ---------          ---------           ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ................        $    68,111         $     3,172         $         1
    Realized Gain (Loss) on Investment Activity .             27,844              (1,288)                  0
    Change in Unrealized Appreciation
        (Depreciation) of Investments ...........           (276,747)             (4,228)                 (3)
                                                         -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Operations .............................           (180,792)             (2,344)                 (2)
                                                         -----------         -----------         -----------

Capital Transactions:
    Contract Deposits and Transfers .............          1,154,998             106,902                 376
    Cost Of Insurance Charge ....................           (155,716)            (11,322)                  0
    Policy Loans ................................            (11,031)            (10,428)                  0
    Contract Withdrawals ........................               (375)                  0                   0
    Death Benefits ..............................            (16,817)             (8,999)                  0
                                                         -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ...................            971,059              76,153                 376
                                                         -----------         -----------         -----------
Total Increase (Decrease) in Net Assets .........            790,267              73,809                 374
Net Assets, at Beginning of Year ................            145,877              28,344                   0
                                                         -----------         -----------         -----------
Net Assets, at End of Year ......................        $   936,144         $   102,153         $       374
                                                         ===========         ===========         ===========

                                                                                                 SunAmerica
                                                                                                   "Dogs"
                                                         SunAmerica          SunAmerica              of
                                                            Cash             Corporate              Wall
                                                         Management             Bond               Street
                                                          Portfolio          Portfolio           Portfolio
                                                          ---------          ---------           ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ................        $   132,023         $     2,715         $     1,442
    Realized Gain (Loss) on Investment Activity .              3,567                (193)             (1,866)
    Change in Unrealized Appreciation
        (Depreciation) of Investments ...........             (9,440)               (348)              6,064
                                                         -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Operations .............................            126,150               2,174               5,640
                                                         -----------         -----------         -----------

Capital Transactions:
    Contract Deposits and Transfers .............          2,835,143             163,484              47,088
    Cost Of Insurance Charge ....................           (682,590)             (4,706)            (12,829)
    Policy Loans ................................             92,753                   0                (988)
    Contract Withdrawals ........................               (575)                  0                (286)
    Death Benefits ..............................                  0                   0                   0
                                                         -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ...................          2,244,731             158,778              32,985
                                                         -----------         -----------         -----------
Total Increase (Decrease) in Net Assets .........          2,370,881             160,952              38,625
Net Assets, at Beginning of Year ................          1,849,423               7,300              33,233
                                                         -----------         -----------         -----------
Net Assets, at End of Year ......................        $ 4,220,304         $   168,252         $    71,858
                                                         ===========         ===========         ===========

                                                         SunAmerica          SunAmerica          SunAmerica
                                                          Emerging           Federated             Global
                                                           Markets             Value                Bond
                                                          Portfolio          Portfolio           Portfolio
                                                          ---------          ---------           ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ................        $     6,608         $    16,869         $     1,462
    Realized Gain (Loss) on Investment Activity .             (6,273)              5,180                  44
    Change in Unrealized Appreciation
        (Depreciation) of Investments ...........            (92,840)             (4,768)                333
                                                         -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Operations .............................            (92,505)             17,281               1,839
                                                         -----------         -----------         -----------

Capital Transactions:
    Contract Deposits and Transfers .............            381,256             290,883              25,335
    Cost Of Insurance Charge ....................            (51,353)            (27,698)             (2,047)
    Policy Loans ................................             (1,127)                  0                 (67)
    Contract Withdrawals ........................               (355)                (79)                  0
    Death Benefits ..............................                  0                   0                   0
                                                         -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ...................            328,421             263,106              23,221
                                                         -----------         -----------         -----------
Total Increase (Decrease) in Net Assets .........            235,916             280,387              25,060
Net Assets, at Beginning of Year ................             39,819             162,956               3,190
                                                         -----------         -----------         -----------
Net Assets, at End of Year ......................        $   275,735         $   443,343         $    28,250
                                                         ===========         ===========         ===========

                                                     SunAmerica                           SunAmerica
                                                       Global          SunAmerica         High-Yield
                                                      Equities        Growth-Income         Bond
                                                      Portfolio        Portfolio          Portfolio
                                                     -----------       -----------       -----------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............      $    27,865       $    52,932       $    20,767
    Realized Gain (Loss) on Investment Activity          (14,932)              704               367
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........          (81,632)         (188,142)          (43,567)
                                                     -----------       -----------       -----------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................          (68,699)         (134,506)          (22,433)
                                                     -----------       -----------       -----------
Capital Transactions:
    Contract Deposits and Transfers ...........          430,872         1,501,910           134,647
    Cost Of Insurance Charge ..................          (38,157)         (129,082)          (10,331)
    Policy Loans ..............................           (1,039)          (48,468)                0
    Contract Withdrawals ......................             (463)             (171)                0
    Death Benefits ............................                0           (13,553)                0
                                                     -----------       -----------       -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................          391,213         1,310,636           124,316
                                                     -----------       -----------       -----------
Total Increase (Decrease) in Net Assets .......          322,514         1,176,130           101,883
Net Assets, at Beginning of Year ..............           37,914           146,241            93,723
                                                     -----------       -----------       -----------
Net Assets, at End of Year ....................      $   360,428       $ 1,322,371       $   195,606
                                                     ===========       ===========       ===========

                                                                        SunAmerica        SunAmerica
                                                      SunAmerica       International         MFS
                                                     International        Growth            Growth
                                                      Diversified           &                 &
                                                       Equities           Income            Income
                                                       Portfolio         Portfolio         Portfolio
                                                       ---------         ---------         ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............        $  79,607         $   8,042         $     (64)
    Realized Gain (Loss) on Investment Activity          (37,585)           (7,881)            1,182
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........         (122,146)            8,326            (6,830)
                                                       ---------         ---------         ---------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................          (80,124)            8,487            (5,712)
                                                       ---------         ---------         ---------
Capital Transactions:
    Contract Deposits and Transfers ...........          469,396           596,667           371,011
    Cost Of Insurance Charge ..................          (43,124)          (48,792)          (31,312)
    Policy Loans ..............................          (20,609)           (1,057)             (992)
    Contract Withdrawals ......................             (249)              (33)             (459)
    Death Benefits ............................                0                 0            (8,943)
                                                       ---------         ---------         ---------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................          405,414           546,785           329,305
                                                       ---------         ---------         ---------
Total Increase (Decrease) in Net Assets .......          325,290           555,272           323,593
Net Assets, at Beginning of Year ..............          167,970           120,911            80,111
                                                       ---------         ---------         ---------
Net Assets, at End of Year ....................        $ 493,260         $ 676,183         $ 403,704
                                                       =========         =========         =========

                                                    SunAmerica      SunAmerica
                                                        MFS            MFS           SunAmerica
                                                      Mid-Cap         Total           Putnam
                                                      Growth          Return          Growth
                                                     Portfolio       Portfolio       Portfolio
                                                     ---------       ---------       ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............      $   9,535       $   4,610       $  57,722
    Realized Gain (Loss) on Investment Activity         18,478             243         (32,626)
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........        (65,468)         23,362        (168,387)
                                                     ---------       ---------       ---------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................        (37,455)         28,215        (143,291)
                                                     ---------       ---------       ---------
Capital Transactions:
    Contract Deposits and Transfers ...........        970,790         221,503         976,196
    Cost Of Insurance Charge ..................       (113,360)        (23,466)       (105,084)
    Policy Loans ..............................        (11,229)         (1,127)           (982)
    Contract Withdrawals ......................           (230)            (26)           (470)
    Death Benefits ............................              0               0          (8,758)
                                                     ---------       ---------       ---------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................        845,971         196,884         860,902
                                                     ---------       ---------       ---------
Total Increase (Decrease) in Net Assets .......        808,516         225,099         717,611
Net Assets, at Beginning of Year ..............         94,347          41,512         138,932
                                                     ---------       ---------       ---------
Net Assets, at End of Year ....................      $ 902,863       $ 266,611       $ 856,543
                                                     =========       =========       =========

                                                    SunAmerica       SunAmerica      SunAmerica
                                                       Real          Research        SunAmerica
                                                      Estate          Select          Balanced
                                                     Portfolio       Portfolio       Portfolio
                                                     ---------       ---------       ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............      $     700       $      12       $   4,925
    Realized Gain (Loss) on Investment Activity            433              10           7,776
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........          2,509            (228)        (55,003)
                                                     ---------       ---------       ---------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................          3,642            (206)        (42,302)
                                                     ---------       ---------       ---------
Capital Transactions:
    Contract Deposits and Transfers ...........         34,098           6,842         476,189
    Cost Of Insurance Charge ..................         (2,839)           (527)        (62,682)
    Policy Loans ..............................           (974)              0            (993)
    Contract Withdrawals ......................              0               0         (52,853)
    Death Benefits ............................              0               0               0
                                                     ---------       ---------       ---------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................         30,285           6,315         359,661
                                                     ---------       ---------       ---------
Total Increase (Decrease) in Net Assets .......         33,927           6,109         317,359
Net Assets, at Beginning of Year ..............          4,869               0          99,032
                                                     ---------       ---------       ---------
Net Assets, at End of Year ....................      $  38,796       $   6,109       $ 416,391
                                                     =========       =========       =========

                                                                                               SunAmerica
                                                       SunAmerica           SunAmerica           Venture
                                                       Technology            Utility              Value
                                                        Portfolio           Portfolio           Portfolio
                                                        ---------           ---------           ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............        $        (7)        $     2,304         $     7,391
    Realized Gain (Loss) on Investment Activity               (304)             (3,206)             26,461
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........             (1,416)             (3,308)             27,582
                                                       -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................             (1,727)             (4,210)             61,434
                                                       -----------         -----------         -----------
Capital Transactions:
    Contract Deposits and Transfers ...........              7,779              64,383           1,331,229
    Cost Of Insurance Charge ..................               (440)             (6,442)           (103,966)
    Policy Loans ..............................                  0                   0              (1,043)
    Contract Withdrawals ......................                  0                 (50)            (56,086)
    Death Benefits ............................                  0              (8,160)                  0
                                                       -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................              7,339              49,731           1,170,134
                                                       -----------         -----------         -----------
Total Increase (Decrease) in Net Assets .......              5,612              45,521           1,231,568
Net Assets, at Beginning of Year ..............                  0              10,827             263,081
                                                       -----------         -----------         -----------
Net Assets, at End of Year ....................        $     5,612         $    56,348         $ 1,494,649
                                                       ===========         ===========         ===========

                                                         SunAmerica            VanEck             VanEck
                                                         Worldwide           Worldwide           Worldwide
                                                           High               Emerging             Hard
                                                          Income              Markets             Assets
                                                         Portfolio             Fund                Fund
                                                         ---------             ----                ----
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............          $     940           $  (1,243)          $     194
    Realized Gain (Loss) on Investment Activity                (26)              5,869               3,844
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........             (1,028)            (81,313)              1,663
                                                         ---------           ---------           ---------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................               (114)            (76,687)              5,701
                                                         ---------           ---------           ---------
Capital Transactions:
    Contract Deposits and Transfers ...........             25,889              83,312               1,281
    Cost Of Insurance Charge ..................             (1,653)            (14,045)             (4,452)
    Policy Loans ..............................                  0                (121)               (708)
    Contract Withdrawals ......................                  0              (3,129)            (15,364)
    Death Benefits ............................                  0                   0                   0
                                                         ---------           ---------           ---------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................             24,236              66,017             (19,243)
                                                         ---------           ---------           ---------
Total Increase (Decrease) in Net Assets .......             24,122             (10,670)            (13,542)
Net Assets, at Beginning of Year ..............                586             118,117              71,708
                                                         ---------           ---------           ---------
Net Assets, at End of Year ....................          $  24,708           $ 107,447           $  58,166
                                                         =========           =========           =========

                                                        WP&G              WP&G             WP&G
                                                      Tomorrow          Tomorrow         Tomorrow
                                                        Long             Medium            Short
                                                        Term              Term             Term
                                                      Portfolio         Portfolio        Portfolio
                                                      ---------         ---------        ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............        $   (383)        $    (24)        $    (45)
    Realized Gain (Loss) on Investment Activity           5,228               78             (139)
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........          (3,120)              71              492
                                                       --------         --------         --------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................           1,725              125              308
                                                       --------         --------         --------
Capital Transactions:
    Contract Deposits and Transfers ...........         (71,808)          (4,694)          (7,921)
    Cost Of Insurance Charge ..................          (2,364)            (159)            (573)
    Policy Loans ..............................          (2,170)              (3)               0
    Contract Withdrawals ......................          (1,949)            (110)               0
    Death Benefits ............................               0                0                0
                                                       --------         --------         --------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................         (78,291)          (4,966)          (8,494)
                                                       --------         --------         --------
Total Increase (Decrease) in Net Assets .......         (76,566)          (4,841)          (8,186)
Net Assets, at Beginning of Year ..............          76,566            4,841            8,186
                                                       --------         --------         --------
Net Assets, at End of Year ....................        $      0         $      0         $      0
                                                       ========         ========         ========

      See Accompanying Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                       STATEMENT OF CHANGES IN NET ASSETS
For The Years Ended December 31, 2000, December 31, 1999, and December 31, 1998

                                      1999

                                                                               AIM                    AIM
                                                                              Capital            International
                                                                            Appreciation            Equity
                                                          Total                Fund                  Fund
                                                          -----                ----                  ----
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............        $  1,108,245         $      7,430         $     22,250
    Realized Gain (Loss) on Investment Activity           1,688,244                9,467                 (658)
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........           4,216,974              118,713              245,104
                                                       ------------         ------------         ------------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................           7,013,463              135,610              266,696
                                                       ------------         ------------         ------------
Capital Transactions:
    Contract Deposits and Transfers ...........          16,057,267              191,533              350,534
    Cost Of Insurance Charge ..................          (2,371,415)             (34,739)             (48,131)
    Policy Loans ..............................            (467,311)              (6,129)              (4,309)
    Contract Withdrawals ......................          (1,231,246)              (7,120)              (1,849)
    Death Benefits ............................             (19,183)                (532)                   0
                                                       ------------         ------------         ------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................          11,968,112              143,013              296,245
                                                       ------------         ------------         ------------
Total Increase (Decrease) in Net Assets .......          18,981,575              278,623              562,941
Net Assets, at Beginning of Year ..............          18,181,279              200,777              244,616
                                                       ------------         ------------         ------------
Net Assets, at End of Year ....................        $ 37,162,854         $    479,400         $    807,557
                                                       ============         ============         ============

                                                                                                     Alliance
                                                          Alliance             Alliance               Global
                                                        Conservative            Global                Dollar
                                                          Investors              Bond               Government
                                                          Portfolio            Portfolio            Portfolio
                                                          ---------            ---------            ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............            $  2,973             $    213             $     29
    Realized Gain (Loss) on Investment Activity                 332                 (472)                   1
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........              (1,782)                (364)                  15
                                                           --------             --------             --------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................               1,523                 (623)                  45
                                                           --------             --------             --------
Capital Transactions:
    Contract Deposits and Transfers ...........               9,205                9,418                    0
    Cost Of Insurance Charge ..................              (3,200)              (1,677)                 (53)
    Policy Loans ..............................              (1,019)                   0                    0
    Contract Withdrawals ......................                 (89)                   0                    0
    Death Benefits ............................                   0                    0                    0
                                                           --------             --------             --------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................               4,897                7,741                  (53)
                                                           --------             --------             --------
Total Increase (Decrease) in Net Assets .......               6,420                7,118                   (8)
Net Assets, at Beginning of Year ..............              32,995                8,547                  222
                                                           --------             --------             --------
Net Assets, at End of Year ....................            $ 39,415             $ 15,665             $    214
                                                           ========             ========             ========

                                                                            Alliance
                                                                             Growth             Alliance
                                                       Alliance                &                 Growth
                                                        Growth               Income             Investors
                                                       Portfolio            Portfolio           Portfolio
                                                       ---------            ---------           ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............        $   239,513         $   208,349         $    20,178
    Realized Gain (Loss) on Investment Activity            153,081              59,630              11,353
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........            690,619             (46,210)                700
                                                       -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................          1,083,213             221,769              32,231
                                                       -----------         -----------         -----------
Capital Transactions:
    Contract Deposits and Transfers ...........          1,119,286             155,452              44,115
    Cost Of Insurance Charge ..................           (281,233)           (202,332)            (14,016)
    Policy Loans ..............................            (67,291)            (39,707)             (6,664)
    Contract Withdrawals ......................           (128,553)            (55,146)             (9,348)
    Death Benefits ............................             (1,534)             (1,017)               (273)
                                                       -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................            640,675            (142,750)             13,814
                                                       -----------         -----------         -----------
Total Increase (Decrease) in Net Assets .......          1,723,888              79,019              46,045
Net Assets, at Beginning of Year ..............          2,827,243           2,510,891             195,648
                                                       -----------         -----------         -----------
Net Assets, at End of Year ....................        $ 4,551,131         $ 2,589,910         $   241,693
                                                       ===========         ===========         ===========

                                                                             Alliance            Alliance
                                                         Alliance             Money               Premier
                                                       International          Market              Growth
                                                         Portfolio           Portfolio           Portfolio
                                                         ---------           ---------           ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............          $  28,794           $  16,048           $   1,120
    Realized Gain (Loss) on Investment Activity            322,423                   0                 896
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........                  0                   0             105,394
                                                         ---------           ---------           ---------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................            351,217              16,048             107,410
                                                         ---------           ---------           ---------
Capital Transactions:
    Contract Deposits and Transfers ...........           (348,680)             20,790             475,404
    Cost Of Insurance Charge ..................             (2,537)            (26,366)            (64,005)
    Policy Loans ..............................                  0                   0              (1,748)
    Contract Withdrawals ......................                  0                   0              (5,587)
    Death Benefits ............................                  0                   0                   0
                                                         ---------           ---------           ---------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................           (351,217)             (5,576)            404,064
                                                         ---------           ---------           ---------
Total Increase (Decrease) in Net Assets .......                  0              10,472             511,474
Net Assets, at Beginning of Year ..............                  0              20,484             151,967
                                                         ---------           ---------           ---------
Net Assets, at End of Year ....................          $       0           $  30,956           $ 663,441
                                                         =========           =========           =========

                                                                            Alliance
                                                        Alliance             Total              Alliance
                                                       Technology            Return              Quasar
                                                       Portfolio            Portfolio           Portfolio
                                                       ---------            ---------           ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............        $   (13,316)        $       208         $    (3,833)
    Realized Gain (Loss) on Investment Activity            596,364                   7             143,282
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........            860,253                 (78)             94,963
                                                       -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................          1,443,301                 137             234,412
                                                       -----------         -----------         -----------
Capital Transactions:
    Contract Deposits and Transfers ...........          2,359,314                   0             804,931
    Cost Of Insurance Charge ..................           (159,124)               (219)            (44,995)
    Policy Loans ..............................            (23,231)                  0              (3,851)
    Contract Withdrawals ......................            (43,776)                  0             (10,477)
    Death Benefits ............................                  0                   0                (348)
                                                       -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................          2,133,183                (219)            745,260
                                                       -----------         -----------         -----------
Total Increase (Decrease) in Net Assets .......          3,576,484                 (82)            979,672
Net Assets, at Beginning of Year ..............            808,100               2,530             323,880
                                                       -----------         -----------         -----------
Net Assets, at End of Year ....................        $ 4,384,584         $     2,448         $ 1,303,552
                                                       ===========         ===========         ===========

                                                         Alliance
                                                           U.S.
                                                        Government/
                                                           High               Alliance            Anchor
                                                           Grade               Utility            Capital
                                                         Securities            Income           Appreciation
                                                         Portfolio            Portfolio          Portfolio
                                                         ---------            ---------          ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............           $     52            $     34            $    138
    Realized Gain (Loss) on Investment Activity                 (5)                 10               5,385
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........                (78)                134               8,237
                                                          --------            --------            --------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................                (31)                178              13,760
                                                          --------            --------            --------
Capital Transactions:
    Contract Deposits and Transfers ...........                  0                   0              72,791
    Cost Of Insurance Charge ..................                (79)                (92)             (3,747)
    Policy Loans ..............................                  0                   0                   0
    Contract Withdrawals ......................                  0                   0                   0
    Death Benefits ............................                  0                   0                   0
                                                          --------            --------            --------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................                (79)                (92)             69,044
                                                          --------            --------            --------
Total Increase (Decrease) in Net Assets .......               (110)                 86              82,804
Net Assets, at Beginning of Year ..............                968               1,020                   0
                                                          --------            --------            --------
Net Assets, at End of Year ....................           $    858            $  1,106            $ 82,804
                                                          ========            ========            ========

                                                        Anchor
                                                      Government
                                                          &                                 Anchor
                                                        Quality           Anchor            Natural
                                                         Bond             Growth           Resources
                                                       Portfolio         Portfolio         Portfolio
                                                       ---------         ---------         ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............        $   1,848         $      66         $     (10)
    Realized Gain (Loss) on Investment Activity           (1,988)            4,496                 1
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........             (100)            1,955               890
                                                       ---------         ---------         ---------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................             (240)            6,517               881
                                                       ---------         ---------         ---------
Capital Transactions:
    Contract Deposits and Transfers ...........          121,869            24,961            11,419
    Cost Of Insurance Charge ..................           (1,419)             (678)             (277)
    Policy Loans ..............................                0                 0                 0
    Contract Withdrawals ......................                0                 0                 0
    Death Benefits ............................                0                 0                 0
                                                       ---------         ---------         ---------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................          120,450            24,283            11,142
                                                       ---------         ---------         ---------
Total Increase (Decrease) in Net Assets .......          120,210            30,800            12,023
Net Assets, at Beginning of Year ..............                0                 0                 0
                                                       ---------         ---------         ---------
Net Assets, at End of Year ....................        $ 120,210         $  30,800         $  12,023
                                                       =========         =========         =========

                                                      Dreyfus                             Dreyfus
                                                       Small            Dreyfus             Zero
                                                      Company            Stock             Coupon
                                                       Stock             Index              2000
                                                     Portfolio            Fund            Portfolio
                                                     ---------            ----            ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............      $    (2,786)      $    47,643       $       775
    Realized Gain (Loss) on Investment Activity          (17,176)          143,876                (4)
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........           49,961           534,775              (456)
                                                     -----------       -----------       -----------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................           29,999           726,294               315
                                                     -----------       -----------       -----------
Capital Transactions:
    Contract Deposits and Transfers ...........          160,056         2,254,428             5,613
    Cost Of Insurance Charge ..................          (26,925)         (411,576)           (1,842)
    Policy Loans ..............................           (2,946)          (54,271)                0
    Contract Withdrawals ......................          (14,410)         (143,533)             (488)
    Death Benefits ............................             (403)           (2,534)              (21)
                                                     -----------       -----------       -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................          115,372         1,642,514             3,262
                                                     -----------       -----------       -----------
Total Increase (Decrease) in Net Assets .......          145,371         2,368,808             3,577
Net Assets, at Beginning of Year ..............          248,028         2,715,365            13,579
                                                     -----------       -----------       -----------
Net Assets, at End of Year ....................      $   393,399       $ 5,084,173       $    17,156
                                                     ===========       ===========       ===========

                                                       Fidelity
                                                         Asset              Fidelity            Fidelity
                                                        Manager            Contrafund            Growth
                                                       Portfolio            Portfolio           Portfolio
                                                       ---------            ---------           ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............        $    52,371         $     7,341         $   320,185
    Realized Gain (Loss) on Investment Activity               (138)             16,695             225,037
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........             50,732             139,635             916,601
                                                       -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................            102,965             163,671           1,461,823
                                                       -----------         -----------         -----------
Capital Transactions:
    Contract Deposits and Transfers ...........            422,099             673,063           2,250,185
    Cost Of Insurance Charge ..................            (90,397)            (68,090)           (402,276)
    Policy Loans ..............................            (12,318)               (960)            (89,548)
    Contract Withdrawals ......................             (3,454)            (13,989)           (239,317)
    Death Benefits ............................             (4,218)               (699)             (6,501)
                                                       -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................            311,712             589,325           1,512,543
                                                       -----------         -----------         -----------
Total Increase (Decrease) in Net Assets .......            414,677             752,996           2,974,366
Net Assets, at Beginning of Year ..............            793,844             296,842           3,048,504
                                                       -----------         -----------         -----------
Net Assets, at End of Year ....................        $ 1,208,521         $ 1,049,838         $ 6,022,870
                                                       ===========         ===========         ===========

                                                                            Fidelity
                                                        Fidelity           Investment           Fidelity
                                                          High                Grade               Money
                                                         Income                Bond               Market
                                                        Portfolio           Portfolio           Portfolio
                                                        ---------           ---------           ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............        $    21,915         $     7,438         $    86,027
    Realized Gain (Loss) on Investment Activity            (12,925)             (1,112)                  0
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........             17,353             (12,354)                  0
                                                       -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................             26,343              (6,028)             86,027
                                                       -----------         -----------         -----------
Capital Transactions:
    Contract Deposits and Transfers ...........            255,870             379,969            (421,803)
    Cost Of Insurance Charge ..................            (32,070)            (40,235)           (183,797)
    Policy Loans ..............................             (4,373)             (7,710)             (2,013)
    Contract Withdrawals ......................            (24,692)            (42,753)           (465,487)
    Death Benefits ............................               (182)                  0                   0
                                                       -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................            194,553             289,271          (1,073,100)
Total Increase (Decrease) in Net Assets .......            220,896             283,243            (987,073)
Net Assets, at Beginning of Year ..............            263,309             208,718           2,748,419
                                                       -----------         -----------         -----------
Net Assets, at End of Year ....................        $   484,205         $   491,961         $ 1,761,346
                                                       ===========         ===========         ===========


                                                                        SunAmerica         SunAmerica
                                                      Fidelity            Alliance         Aggressive
                                                      Overseas             Growth            Growth
                                                      Portfolio          Portfolio         Portfolio
                                                      ---------          ---------         ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............        $  11,787         $    (904)        $    (123)
    Realized Gain (Loss) on Investment Activity            3,460             5,669             1,932
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........          173,424            79,099            26,106
                                                       ---------         ---------         ---------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................          188,671            83,864            27,915
                                                       ---------         ---------         ---------
Capital Transactions:
    Contract Deposits and Transfers ...........          175,116           700,521           127,356
    Cost Of Insurance Charge ..................          (47,710)          (14,780)           (5,960)
    Policy Loans ..............................           (7,700)                0            (3,434)
    Contract Withdrawals ......................          (15,290)                0                 0
    Death Benefits ............................             (921)                0                 0
                                                       ---------         ---------         ---------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................          103,495           685,741           117,962
                                                       ---------         ---------         ---------
Total Increase (Decrease) in Net Assets .......          292,166           769,605           145,877
Net Assets, at Beginning of Year ..............          380,231                 0                 0
                                                       ---------         ---------         ---------
Net Assets, at End of Year ....................        $ 672,397         $ 769,605         $ 145,877
                                                       =========         =========         =========

                                                      SunAmerica       SunAmerica          SunAmerica
                                                        Asset            Cash              Corporate
                                                      Allocation       Management             Bond
                                                      Portfolio        Portfolio           Portfolio
                                                      ---------        ---------           ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............         $    (32)      $     6,518         $      (6)
    Realized Gain (Loss) on Investment Activity               77             4,159                24
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........              965            13,584               (84)
                                                        --------       -----------         ---------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................            1,010            24,261               (66)
                                                        --------       -----------         ---------
Capital Transactions:
    Contract Deposits and Transfers ...........           31,387         2,021,308             7,497
    Cost Of Insurance Charge ..................             (619)         (101,346)             (131)
    Policy Loans ..............................           (3,434)          (94,800)                0
    Contract Withdrawals ......................                0                 0                 0
    Death Benefits ............................                0                 0                 0
                                                        --------       -----------         ---------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................           27,334         1,825,162             7,366
                                                        --------       -----------         ---------
Total Increase (Decrease) in Net Assets .......           28,344         1,849,423             7,300
Net Assets, at Beginning of Year ..............                0                 0                 0
                                                        --------       -----------         ---------
Net Assets, at End of Year ....................         $ 28,344       $ 1,849,423         $   7,300
                                                        ========       ===========         =========

                                                      SunAmerica
                                                        "Dogs"
                                                          of             SunAmerica        SunAmerica
                                                         Wall             Emerging         Federated
                                                        Street            Markets            Value
                                                       Portfolio         Portfolio         Portfolio
                                                       ---------         ---------         ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............        $     (26)        $     (44)        $    (121)
    Realized Gain (Loss) on Investment Activity             (403)              961               (71)
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........             (291)            6,842             6,394
                                                       ---------         ---------         ---------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................             (720)            7,759             6,202
                                                       ---------         ---------         ---------
Capital Transactions:
    Contract Deposits and Transfers ...........           35,255            34,750           157,965
    Cost Of Insurance Charge ..................           (1,302)           (2,690)           (1,211)
    Policy Loans ..............................                0                 0                 0
    Contract Withdrawals ......................                0                 0                 0
    Death Benefits ............................                0                 0                 0
                                                       ---------         ---------         ---------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................           33,953            32,060           156,754
                                                       ---------         ---------         ---------
Total Increase (Decrease) in Net Assets .......           33,233            39,819           162,956
Net Assets, at Beginning of Year ..............                0                 0                 0
                                                       ---------         ---------         ---------
Net Assets, at End of Year ....................        $  33,233         $  39,819         $ 162,956
                                                       =========         =========         =========

                                                      SunAmerica         SunAmerica
                                                        Global             Global         SunAmerica
                                                         Bond             Equities       Growth-Income
                                                      Portfolio          Portfolio         Portfolio
                                                      ---------          ---------         ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............        $      (4)        $     (64)        $    (182)
    Realized Gain (Loss) on Investment Activity                0             1,580             4,088
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........               (2)            4,258            11,546
                                                       ---------         ---------         ---------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................               (6)            5,774            15,452
                                                       ---------         ---------         ---------
Capital Transactions:
    Contract Deposits and Transfers ...........            3,222            33,441           151,611
    Cost Of Insurance Charge ..................              (26)           (1,301)           (3,677)
    Policy Loans ..............................                0                 0           (17,145)
    Contract Withdrawals ......................                0                 0                 0
    Death Benefits ............................                0                 0                 0
                                                       ---------         ---------         ---------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................            3,196            32,140           130,789
                                                       ---------         ---------         ---------
Total Increase (Decrease) in Net Assets .......            3,190            37,914           146,241
Net Assets, at Beginning of Year ..............                0                 0                 0
                                                       ---------         ---------         ---------
Net Assets, at End of Year ....................        $   3,190         $  37,914         $ 146,241
                                                       =========         =========         =========

                                                                                         SunAmerica
                                                                        SunAmerica      International
                                                       SunAmerica      International        Growth
                                                       High-Yield       Diversified           &
                                                         Bond             Equities          Income
                                                       Portfolio         Portfolio         Portfolio
                                                       ---------         ---------         ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............        $     (70)        $    (144)        $  10,664
    Realized Gain (Loss) on Investment Activity              315              (475)               48
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........            1,005            15,097            (6,115)
                                                       ---------         ---------         ---------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................            1,250            14,478             4,597
                                                       ---------         ---------         ---------
Capital Transactions:
    Contract Deposits and Transfers ...........           93,353           161,448           118,221
    Cost Of Insurance Charge ..................             (880)           (1,101)           (1,907)
    Policy Loans ..............................                0            (6,855)                0
    Contract Withdrawals ......................                0                 0                 0
    Death Benefits ............................                0                 0                 0
                                                       ---------         ---------         ---------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................           92,473           153,492           116,314
                                                       ---------         ---------         ---------
Total Increase (Decrease) in Net Assets .......           93,723           167,970           120,911
Net Assets, at Beginning of Year ..............                0                 0                 0
                                                       ---------         ---------         ---------
Net Assets, at End of Year ....................        $  93,723         $ 167,970         $ 120,911
                                                       =========         =========         =========

                                                      SunAmerica
                                                         MFS            SunAmerica         SunAmerica
                                                        Growth              MFS               MFS
                                                          &               Mid-Cap            Total
                                                        Income             Growth            Return
                                                       Portfolio         Portfolio          Portfolio
                                                       ---------         ---------          ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............         $   (122)         $  1,201          $    (50)
    Realized Gain (Loss) on Investment Activity            3,481             3,519               513
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........            2,847             6,611              (146)
                                                        --------          --------          --------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................            6,206            11,331               317
                                                        --------          --------          --------
Capital Transactions:
    Contract Deposits and Transfers ...........           76,010            88,561            42,507
    Cost Of Insurance Charge ..................           (2,105)           (2,111)           (1,312)
    Policy Loans ..............................                0            (3,434)                0
    Contract Withdrawals ......................                0                 0                 0
    Death Benefits ............................                0                 0                 0
                                                        --------          --------          --------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................           73,905            83,016            41,195
                                                        --------          --------          --------
Total Increase (Decrease) in Net Assets .......           80,111            94,347            41,512
Net Assets, at Beginning of Year ..............                0                 0                 0
                                                        --------          --------          --------
Net Assets, at End of Year ....................         $ 80,111          $ 94,347          $ 41,512
                                                        ========          ========          ========


                                                      SunAmerica         SunAmerica       SunAmerica
                                                        Putnam             Real           SunAmerica
                                                        Growth            Estate           Balanced
                                                       Portfolio         Portfolio        Portfolio
                                                       ---------         ---------        ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............        $    (198)        $      (4)        $    (101)
    Realized Gain (Loss) on Investment Activity            6,536                 0               214
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........           10,300               168             9,028
                                                       ---------         ---------         ---------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................           16,638               164             9,141
                                                       ---------         ---------         ---------
Capital Transactions:
    Contract Deposits and Transfers ...........          126,661             4,786            93,271
    Cost Of Insurance Charge ..................           (4,367)              (81)           (3,380)
    Policy Loans ..............................                0                 0                 0
    Contract Withdrawals ......................                0                 0                 0
    Death Benefits ............................                0                 0                 0
                                                       ---------         ---------         ---------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................          122,294             4,705            89,891
                                                       ---------         ---------         ---------
Total Increase (Decrease) in Net Assets .......          138,932             4,869            99,032
Net Assets, at Beginning of Year ..............                0                 0                 0
                                                       ---------         ---------         ---------
Net Assets, at End of Year ....................        $ 138,932         $   4,869         $  99,032
                                                       =========         =========         =========

                                                                                           SunAmerica
                                                                         SunAmerica        Worldwide
                                                       SunAmerica         Venture            High
                                                        Utility            Value            Income
                                                       Portfolio         Portfolio         Portfolio
                                                       ---------         ---------         ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............        $      (5)        $    (227)        $       0
    Realized Gain (Loss) on Investment Activity                9              (263)                3
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........               55            15,614                19
                                                       ---------         ---------         ---------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................               59            15,124                22
                                                       ---------         ---------         ---------
Capital Transactions:
    Contract Deposits and Transfers ...........           11,073           253,251               620
    Cost Of Insurance Charge ..................             (305)           (5,294)              (56)
    Policy Loans ..............................                0                 0                 0
    Contract Withdrawals ......................                0                 0                 0
    Death Benefits ............................                0                 0                 0
                                                       ---------         ---------         ---------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................           10,768           247,957               564
                                                       ---------         ---------         ---------
Total Increase (Decrease) in Net Assets .......           10,827           263,081               586
Net Assets, at Beginning of Year ..............                0                 0                 0
                                                       ---------         ---------         ---------
Net Assets, at End of Year ....................        $  10,827         $ 263,081         $     586
                                                       =========         =========         =========

                                                                         VanEck            VanEck
                                                        VanEck          Worldwide         Worldwide
                                                      Worldwide         Emerging            Hard
                                                       Balanced         Markets            Assets
                                                         Fund             Fund              Fund
                                                         ----             ----              ----
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............        $       0        $    (562)        $     139
    Realized Gain (Loss) on Investment Activity                0            3,139            (8,908)
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........                0           49,606            18,485
                                                       ---------        ---------         ---------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................                0           52,183             9,716
                                                       ---------        ---------         ---------
Capital Transactions:
    Contract Deposits and Transfers ...........                0           43,593            39,406
    Cost Of Insurance Charge ..................                0           (7,198)           (6,367)
    Policy Loans ..............................                0                0              (298)
    Contract Withdrawals ......................                0                0            (5,309)
    Death Benefits ............................                0                0                 0
                                                       ---------        ---------         ---------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................                0           36,395            27,432
                                                       ---------        ---------         ---------
Total Increase (Decrease) in Net Assets .......                0           88,578            37,148
Net Assets, at Beginning of Year ..............                0           29,539            34,560
                                                       ---------        ---------         ---------
Net Assets, at End of Year ....................        $       0        $ 118,117         $  71,708
                                                       =========        =========         =========

                                                        WP&G             WP&G             WP&G
                                                      Tomorrow         Tomorrow         Tomorrow
                                                        Long            Medium            Short
                                                        Term             Term             Term
                                                      Portfolio        Portfolio        Portfolio
                                                      ---------        ---------        ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............        $  7,028         $    370         $    534
    Realized Gain (Loss) on Investment Activity             692               19               68
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........          (1,304)            (206)            (543)
                                                       --------         --------         --------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................           6,416              183               59
                                                       --------         --------         --------
Capital Transactions:
    Contract Deposits and Transfers ...........          20,325              557            2,373
    Cost Of Insurance Charge ..................          (6,733)            (365)            (973)
    Policy Loans ..............................          (1,784)            (339)               0
    Contract Withdrawals ......................            (579)               0                0
    Death Benefits ............................               0                0                0
                                                       --------         --------         --------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................          11,229             (147)           1,400
                                                       --------         --------         --------
Total Increase (Decrease) in Net Assets .......          17,645               36            1,459
Net Assets, at Beginning of Year ..............          58,921            4,805            6,727
                                                       --------         --------         --------
Net Assets, at End of Year ....................        $ 76,566         $  4,841         $  8,186
                                                       ========         ========         ========

                 See Accompanying Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                       STATEMENT OF CHANGES IN NET ASSETS
 For The Years Ended December 31, 2000, December 31, 1999, and December 31, 1998

                                      1998

                                                                                AIM                  AIM
                                                                              Capital           International
                                                                            Appreciation            Equity
                                                          Total                 Fund                 Fund
                                                          -----                 ----                 ----
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............        $    626,860         $      4,632         $        473
    Realized Gain (Loss) on Investment Activity             519,608                 (371)             (22,044)
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........           1,519,964               25,833                7,738
                                                       ------------         ------------         ------------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................           2,666,432               30,094              (13,833)
                                                       ------------         ------------         ------------
Capital Transactions:
    Contract Deposits and Transfers ...........          10,229,110              183,463              279,691
    Cost Of Insurance Charge ..................          (1,571,906)             (12,343)             (20,406)
    Policy Loans ..............................            (212,191)                   0                    0
    Contract Withdrawals ......................            (202,369)                (437)                (836)
                                                       ------------         ------------         ------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................           8,242,644              170,683              258,449
                                                       ------------         ------------         ------------
Total Increase (Decrease) in Net Assets .......          10,909,076              200,777              244,616
Net Assets, at Beginning of Year ..............           7,272,203                    0                    0
                                                       ------------         ------------         ------------
Net Assets, at End of Year ....................        $ 18,181,279         $    200,777         $    244,616
                                                       ============         ============         ============

                                                                                                     Alliance
                                                          Alliance              Alliance              Global
                                                        Conservative             Global               Dollar
                                                          Investors               Bond              Government
                                                          Portfolio             Portfolio           Portfolio
                                                          ---------             ---------           ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............            $  1,823             $     (2)            $      0
    Realized Gain (Loss) on Investment Activity               1,083                   19                    2
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........                 691                  289                   10
                                                           --------             --------             --------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................               3,597                  306                   12
                                                           --------             --------             --------
Capital Transactions:
    Contract Deposits and Transfers ...........               8,717                8,748                  241
    Cost Of Insurance Charge ..................              (2,651)                (507)                 (31)
    Policy Loans ..............................                   0                    0                    0
    Contract Withdrawals ......................                (740)                   0                    0
                                                           --------             --------             --------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................               5,326                8,241                  210
                                                           --------             --------             --------
Total Increase (Decrease) in Net Assets .......               8,923                8,547                  222
Net Assets, at Beginning of Year ..............              24,072                    0                    0
                                                           --------             --------             --------
Net Assets, at End of Year ....................            $ 32,995             $  8,547             $    222
                                                           ========             ========             ========

                                                                            Alliance
                                                                             Growth              Alliance
                                                        Alliance               &                  Growth
                                                         Growth              Income             Investors
                                                        Portfolio           Portfolio           Portfolio
                                                        ---------           ---------           ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............        $    94,056         $   100,596         $    12,600
    Realized Gain (Loss) on Investment Activity             36,650              55,743               3,763
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........            394,461              63,586              17,434
                                                       -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................            525,167             219,925              33,797
                                                       -----------         -----------         -----------
Capital Transactions:
    Contract Deposits and Transfers ...........          1,465,361           1,726,082              67,671
    Cost Of Insurance Charge ..................           (210,721)           (152,262)            (18,064)
    Policy Loans ..............................            (30,640)            (25,729)             (2,299)
    Contract Withdrawals ......................            (44,972)            (21,460)             (2,915)
                                                       -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................          1,179,028           1,526,631              44,393
                                                       -----------         -----------         -----------
Total Increase (Decrease) in Net Assets .......          1,704,195           1,746,556              78,190
Net Assets, at Beginning of Year ..............          1,123,048             764,335             117,458
                                                       -----------         -----------         -----------
Net Assets, at End of Year ....................        $ 2,827,243         $ 2,510,891         $   195,648
                                                       ===========         ===========         ===========

                                                                             Alliance            Alliance
                                                         Alliance              Money              Premier
                                                       International           Market             Growth
                                                         Portfolio           Portfolio           Portfolio
                                                         ---------           ---------           ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............          $    (334)          $   2,000           $  (1,872)
    Realized Gain (Loss) on Investment Activity             54,637                   0              30,881
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........                  0                   0              16,562
                                                         ---------           ---------           ---------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................             54,303               2,000              45,571
                                                         ---------           ---------           ---------
Capital Transactions:
    Contract Deposits and Transfers ...........            (46,424)             30,250             127,213
    Cost Of Insurance Charge ..................             (7,879)            (11,766)            (19,989)
    Policy Loans ..............................                  0                   0                (267)
    Contract Withdrawals ......................                  0                   0                (561)
                                                         ---------           ---------           ---------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................            (54,303)             18,484             106,396
                                                         ---------           ---------           ---------
Total Increase (Decrease) in Net Assets .......                  0              20,484             151,967
Net Assets, at Beginning of Year ..............                  0                   0                   0
                                                         ---------           ---------           ---------
Net Assets, at End of Year ....................          $       0           $  20,484           $ 151,967
                                                         =========           =========           =========

                                                                         Alliance
                                                       Alliance           Total            Alliance
                                                      Technology          Return            Quasar
                                                       Portfolio         Portfolio         Portfolio
                                                       ---------         ---------         ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............        $  (4,822)        $      (1)        $  27,636
    Realized Gain (Loss) on Investment Activity          171,268                 0            31,274
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........          197,601               112           (66,300)
                                                       ---------         ---------         ---------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................          364,047               111            (7,390)
                                                       ---------         ---------         ---------
Capital Transactions:
    Contract Deposits and Transfers ...........          280,314             2,477           144,506
    Cost Of Insurance Charge ..................          (66,804)              (58)          (36,287)
    Policy Loans ..............................          (12,128)                0           (10,340)
    Contract Withdrawals ......................          (12,390)                0            (8,285)
                                                       ---------         ---------         ---------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................          188,992             2,419            89,594
                                                       ---------         ---------         ---------
Total Increase (Decrease) in Net Assets .......          553,039             2,530            82,204
Net Assets, at Beginning of Year ..............          255,061                 0           241,676
                                                       ---------         ---------         ---------
Net Assets, at End of Year ....................        $ 808,100         $   2,530         $ 323,880
                                                       =========         =========         =========

                                                      Alliance
                                                         U.S.
                                                      Government/                           Dreyfus
                                                         High            Alliance            Small
                                                         Grade            Utility           Company
                                                       Securities         Income             Stock
                                                       Portfolio         Portfolio         Portfolio
                                                       ---------         ---------         ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............        $       0         $       0         $    (502)
    Realized Gain (Loss) on Investment Activity                0                 0            (2,481)
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........                0                52             8,859
                                                       ---------         ---------         ---------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................                0                52             5,876
                                                       ---------         ---------         ---------
Capital Transactions:
    Contract Deposits and Transfers ...........              991               991           141,312
    Cost Of Insurance Charge ..................              (23)              (23)          (22,440)
    Policy Loans ..............................                0                 0            (1,455)
    Contract Withdrawals ......................                0                 0            (2,646)
                                                       ---------         ---------         ---------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................              968               968           114,771
                                                       ---------         ---------         ---------
Total Increase (Decrease) in Net Assets .......              968             1,020           120,647
Net Assets, at Beginning of Year ..............                0                 0           127,381
                                                       ---------         ---------         ---------
Net Assets, at End of Year ....................        $     968         $   1,020         $ 248,028
                                                       =========         =========         =========

                                                                            Dreyfus
                                                         Dreyfus              Zero              Fidelity
                                                          Stock              Coupon               Asset
                                                          Index               2000               Manager
                                                          Fund              Portfolio           Portfolio
                                                       -----------         -----------         -----------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............        $    14,093         $       589         $    55,868
    Realized Gain (Loss) on Investment Activity             90,160                 117              10,634
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........            348,632                  37              18,503
                                                       -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................            452,885                 743              85,005
                                                       -----------         -----------         -----------
Capital Transactions:
    Contract Deposits and Transfers ...........          1,648,311               4,317             385,929
    Cost Of Insurance Charge ..................           (264,577)             (2,247)            (60,284)
    Policy Loans ..............................            (35,221)                  0              (1,634)
    Contract Withdrawals ......................            (30,468)                  0              (3,078)
                                                       -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................          1,318,045               2,070             320,933
                                                       -----------         -----------         -----------
Total Increase (Decrease) in Net Assets .......          1,770,930               2,813             405,938
Net Assets, at Beginning of Year ..............            944,435              10,766             387,906
                                                       -----------         -----------         -----------
Net Assets, at End of Year ....................        $ 2,715,365         $    13,579         $   793,844
                                                       ===========         ===========         ===========


                                                                                                 Fidelity
                                                        Fidelity            Fidelity               High
                                                       Contrafund            Growth               Income
                                                       Portfolio            Portfolio            Portfolio
                                                       ---------            ---------            ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............        $       792         $   163,341         $    31,375
    Realized Gain (Loss) on Investment Activity              3,199              52,384              (5,310)
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........             37,476             484,390             (31,433)
                                                       -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................             41,467             700,115              (5,368)
                                                       -----------         -----------         -----------
Capital Transactions:
    Contract Deposits and Transfers ...........            273,708           1,519,887              18,962
    Cost Of Insurance Charge ..................            (18,289)           (264,617)            (31,215)
    Policy Loans ..............................                  0             (38,305)               (541)
    Contract Withdrawals ......................                (44)            (32,651)             (5,710)
                                                       -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................            255,375           1,184,314             (18,504)
                                                       -----------         -----------         -----------
Total Increase (Decrease) in Net Assets .......            296,842           1,884,429             (23,872)
Net Assets, at Beginning of Year ..............                  0           1,164,075             287,181
                                                       -----------         -----------         -----------
Net Assets, at End of Year ....................        $   296,842         $ 3,048,504         $   263,309
                                                       ===========         ===========         ===========

                                                        Fidelity
                                                        Investment          Fidelity
                                                          Grade              Money              Fidelity
                                                           Bond              Market             Overseas
                                                        Portfolio           Portfolio           Portfolio
                                                        ---------           ---------           ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............        $     8,254         $    60,336         $    26,265
    Realized Gain (Loss) on Investment Activity               (104)                  0              22,548
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........              2,966                   0               1,403
                                                       -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................             11,116              60,336              50,216
                                                       -----------         -----------         -----------
Capital Transactions:
    Contract Deposits and Transfers ...........            133,629           1,794,587              22,097
    Cost Of Insurance Charge ..................            (15,077)           (262,012)            (46,489)
    Policy Loans ..............................                  0             (47,336)             (4,988)
    Contract Withdrawals ......................               (446)            (23,046)             (8,945)
                                                       -----------         -----------         -----------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................            118,106           1,462,193             (38,325)
                                                       -----------         -----------         -----------
Total Increase (Decrease) in Net Assets .......            129,222           1,522,529              11,891
Net Assets, at Beginning of Year ..............             79,496           1,225,890             368,340
                                                       -----------         -----------         -----------
Net Assets, at End of Year ....................        $   208,718         $ 2,748,419         $   380,231
                                                       ===========         ===========         ===========


                                                                               VanEck              VanEck
                                                           VanEck            Worldwide           Worldwide
                                                         Worldwide           Emerging               Hard
                                                          Balanced            Markets              Assets
                                                            Fund                Fund                Fund
                                                            ----                ----                ----
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............           $ 24,413            $    (80)           $  4,275
    Realized Gain (Loss) on Investment Activity            (10,944)               (238)             (4,776)
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........             (4,930)              2,653             (11,854)
                                                          --------            --------            --------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................              8,539               2,335             (12,355)
                                                          --------            --------            --------
Capital Transactions:
    Contract Deposits and Transfers ...........            (89,148)             28,877              22,362
    Cost Of Insurance Charge ..................             (7,250)             (1,673)             (5,001)
    Policy Loans ..............................                  0                   0                   0
    Contract Withdrawals ......................               (456)                  0                (666)
                                                          --------            --------            --------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................            (96,854)             27,204              16,695
                                                          --------            --------            --------
Total Increase (Decrease) in Net Assets .......            (88,315)             29,539               4,340
Net Assets, at Beginning of Year ..............             88,315                   0              30,220
                                                          --------            --------            --------
Net Assets, at End of Year ....................           $      0            $ 29,539            $ 34,560
                                                          ========            ========            ========

                                                           WP&G                WP&G                 WP&G
                                                         Tomorrow            Tomorrow             Tomorrow
                                                           Long               Medium               Short
                                                           Term                Term                 Term
                                                         Portfolio           Portfolio            Portfolio
                                                         ---------           ---------            ---------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..............           $    525            $    246            $    285
    Realized Gain (Loss) on Investment Activity              1,436                  31                  47
    Change in Unrealized Appreciation
        (Depreciation) of Investments .........              4,736                 390                  67
                                                          --------            --------            --------
Increase (Decrease) in Net Assets Resulting
    From Operations ...........................              6,697                 667                 399
                                                          --------            --------            --------
Capital Transactions:
    Contract Deposits and Transfers ...........             38,804                 534               4,650
    Cost Of Insurance Charge ..................             (9,742)               (536)               (643)
    Policy Loans ..............................             (1,308)                  0                   0
    Contract Withdrawals ......................             (1,420)                  0                (197)
                                                          --------            --------            --------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .................             26,334                  (2)              3,810
                                                          --------            --------            --------
Total Increase (Decrease) in Net Assets .......             33,031                 665               4,209
Net Assets, at Beginning of Year ..............             25,890               4,140               2,518
                                                          --------            --------            --------
Net Assets, at End of Year ....................           $ 58,921            $  4,805            $  6,727
                                                          ========            ========            ========

                 See Accompanying Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                          NOTES TO FINANCIAL STATEMENTS

1. History

Variable Account II (the "Account") is a separate investment account established under the provisions of Delaware Insurance Law by AIG Life Insurance Company (the "Company"), a wholly-owned subsidiary of American International Group, Inc. The Account operates as a unit investment trust registered under the Investment Company Act of 1940, as amended, and supports the operations of the Company's individual flexible premium variable universal life insurance policies (the "policies"). The following products are offered by the Account: Vision, Gallery Life, Polaris Life and Polaris Survivorship Life.

The Account invests in shares of AIM Variable Insurance Fund ("AIM Fund"), Alliance Variable Products Series Fund, Inc. ("Alliance Fund"), Anchor Series Trust ("Anchor"), Dreyfus Variable Investment Fund ("Dreyfus Fund"), Fidelity Investments Variable Insurance Products Fund ("Fidelity Trust"), Fidelity Variable Insurance Products Fund II ("Fidelity Trust II"), SunAmerica Series Trust ("SunAmerica"), and Van Eck Investment Trust ("Van Eck Trust"). Investment by the Account in shares of Weiss, Peck & Greer ("WP&G Tomorrow Fund") has been discontinued as of July 31, 2000. The assets in the policies may be invested in the following subaccounts:

AIM Fund:
      Capital Appreciation Fund
      International Equity Fund

Alliance Fund:
      Conservative Investors Portfolio
      Global Bond Portfolio
      Global Dollar Government Portfolio
      Growth Portfolio
      Growth & Income Portfolio
      Growth Investors Portfolio
      High Yield Portfolio
      International Portfolio
      Money Market Portfolio
      North American Government Income Portfolio
      Premier Growth Portfolio
      Quasar Portfolio
      Real Estate Portfolio
      Short-Term Multi-Market Portfolio
      Technology Portfolio
      Total Return Portfolio
      U.S. Government/High Grade Securities Portfolio
      Utility Income Portfolio
      Worldwide Privatization Portfolio

Anchor:
      Capital Appreciation Portfolio
      Government & Quality Bond Portfolio
      Growth Portfolio
      Natural Resources Portfolio

Dreyfus Fund:
      Small Company Stock Portfolio
      Stock Index Fund
      Zero Coupon 2000 Portfolio (Fund Closed 12/29/00)

Fidelity Trust:
      Growth Portfolio
      High Income Portfolio
      Money Market Portfolio
      Overseas Portfolio

Fidelity Trust II:
             Asset Manager Portfolio
             Contrafund Portfolio
             Investment Grade Bond Portfolio

SunAmerica:
             Alliance Growth Portfolio
             Aggressive Growth Portfolio
             Asset Allocation Portfolio
             Blue Chip Growth Portfolio
             Cash Management Portfolio
             Corporate Bond Portfolio
             "Dogs" of Wall Street Portfolio
             Emerging Markets Portfolio
             Federated Value Portfolio
             Global Bond Portfolio
             Global Equities Portfolio
             Growth-Income Portfolio
             Growth Opportunities Portfolio
             High-Yield Bond Portfolio
             International Diversified Equities Portfolio
             International Growth & Income Portfolio
             MFS Growth & Income Portfolio
             MFS Mid-Cap Growth Portfolio
             MFS Total Return Portfolio
             Putnam Growth Portfolio
             Real Estate Portfolio
             Research Select Portfolio
             SunAmerica Balanced Portfolio
             Technology Portfolio
             Utility Portfolio
             Venture Value Portfolio
             Worldwide High Income Portfolio


Van Eck Trust:
             Worldwide Emerging Markets Fund
             Worldwide Hard Assets Fund

WP&G Tomorrow Fund:
             Tomorrow Long Term Portfolio (Fund Closed 07/31/00)
             Tomorrow Medium Term Portfolio (Fund Closed 07/31/00) Tomorrow Short Term Portfolio (Fund Closed 07/31/00)

The Account commenced operations on May 4, 1995.

The assets of the Account are the property of the Company. The portion of the Account's assets applicable to the policies are not chargeable with the liabilities arising out of any other business conducted by the Company.

In addition to the Account, policy owners may also allocate funds to the Guaranteed Account, which is part of the Company's general account. Amounts allocated to the Guaranteed Account are credited with a guaranteed rate of interest for a selected period. Because of exemptive and exclusionary provisions, interests in the Guaranteed Account have not been registered under the Securities Act of 1933, and the Guaranteed Account has not been registered as an investment company under the Investment Company Act of 1940.

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                    NOTES TO FINANCIAL STATEMENTS (continued)

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Account in preparation of the financial statements in conformity with generally accepted accounting principles.

A. Investment Valuation - The investments in the respective funds and trusts are stated at market value which is the net asset value of each of the respective series as determined at the close of business on the last business day of the period by the fund.

B. Accounting for Investments - Investment transactions are accounted for on the date the investments are purchased or sold. Dividend income is recorded on the ex-dividend date.

C. Federal Income Taxes - The Company is taxed under federal law as a life insurance company. The Account is part of the Company's total operations and is not taxed separately. Under existing federal law, no taxes are payable on investment income and realized capital gains of the Account.

D. The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported values of assets and liabilities and the reported amounts from operations and policy transactions. Actual results could differ from those estimates.

E. The financial statements for 1998 has been reclassified to conform to the 1999 presentation.

F. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

3. Contract Charges

Vision and Gallery Life Products

There are charges and deductions for which the Company will deduct from each policy. The deductions from each premium payment are a sales charge of 5% plus the state specific premium taxes.

Daily charges for mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and are equivalent on an annual basis to .90% of the account value of the policies. This charge may be decreased to not less than .50% in policy years eleven and greater.

On the policies' issue date and each monthly anniversary, the following deductions are made from the policies' account value:

      (a)   administrative charges

      (b)   insurance charges

      (c)   supplemental benefit charges

      (d)   acquisition and underwriting charges

A transfer charge of $25.00 will be assessed for each transfer in excess of 12 each policy year.

If the policy is surrendered during the first fourteen policy years, the Company will deduct a surrender charge based on a percentage of first year premium. A pro rata surrender charge will be deducted for any partial surrender. An administrative charge upon partial surrender will be equal to the lessor of $25.00 or 2% of the amount surrendered.

Polaris Life and Polaris Survivorship Life Products
There are charges and deductions for which the Company will deduct from each policy. The current deductions from each premium payment are a sales charge of 5% for the first ten policy years, which will reduce to 3% in policy years eleven and greater. The maximum that will be charged is 8% of the premium payment.

Daily charges for mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and are currently equivalent, on an annual basis, to .75% of the account value of the policies with a maximum of .90%. This charge may be decreased to not less than .25% in policy years eleven and greater. The maximum is guaranteed not to exceed an annual rate of
 .90%.

On the policies' issue date and each monthly anniversary, the following deductions are made from the policies' account value:

      (a)   administrative charges

      (b)   insurance charges

      (c)   supplemental benefit charges or riders

      (d)   acquisition and underwriting charges (first five policy years)

A transfer charge of $25.00 will be assessed for each transfer in excess of 12 each policy year.

If the policy is surrendered during the first ten policy years or ten policy years following a Face Amount increase, the Company will deduct a surrender charge based on the initial Face Amount or the increase in Face Amount. A surrender charge will also be deducted for a partial withdrawal or a decrease in Face Amount.

For a partial withdrawal or a Face Amount Decrease, the surrender charge is equal to the applicable surrender charge multiplied by a fraction (equal to the amount of partial withdrawal plus any administrative charge, if applicable, divided by the Net Cash Surrender Value immediately prior to the partial withdraw). An administrative charge upon partial surrender may be equal to the lessor of $25.00 or 2% of the amount surrendered.

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                    NOTES TO FINANCIAL STATEMENTS (continued)

4. Purchases and Sales of Investments

For the year ended December 31, 2000, investment activity in the Account was as follows:

                                                          Cost of         Proceeds
Shares of                                                Purchases       from Sales
---------                                                ---------       ----------
AIM
        Capital Appreciation Fund                       $    246,445   $     51,194
        International Equity Fund                            739,408        257,878
Alliance
        Conservative Investors Portfolio                      10,738          7,466
        Global Bond Portfolio                                 18,848         15,437
        Global Dollar Government Portfolio                        28             19
        Growth Portfolio                                   9,172,444      8,150,703
        Growth & Income Portfolio                         37,764,163     37,770,509
        Growth Investors Portfolio                           142,688         74,426
        International Portfolio                          144,019,922    145,072,593
        Money Market Portfolio                           174,165,149    169,329,060
        Premier Growth Portfolio                          25,829,989     25,370,917
        Real Estate Investment                             1,565,116      1,580,253
        Technology Portfolio                              81,308,825     82,255,708
        Total Return Portfolio                                 5,858            269
        Quasar Portfolio                                 122,345,880    124,142,726
        U.S. Government/High Grade Securities Portfolio           50             70
        Utility Income Portfolio                                  68             91
Anchor
        Capital Appreciation Portfolio                     1,415,776        275,890
        Government & Quality Bond Portfolio                  411,018        198,802
        Growth Portfolio                                   1,176,676        154,964
        Natural Resources Portfolio                           52,633         12,127
Dreyfus
        Small Company Stock Portfolio                      1,103,896      1,024,154
        Stock Index Fund                                   1,103,257        612,130
        Zero Coupon 2000 Portfolio                             6,782         23,775
Fidelity
        Asset Manager Portfolio                              355,889        180,804
        Contrafund Portfolio                                 440,778        157,959
        Growth Portfolio                                   1,768,640        843,587
        High Income Portfolio                                107,768        158,834
        Investment Grade Bond Portfolio                      172,527        284,215
        Money Market Portfolio                               955,769      1,425,128
        Overseas Portfolio                                   185,723        120,339
SunAmerica
        Alliance Growth Portfolio                          4,600,984      1,326,204
        Aggressive Growth Portfolio                        1,289,013        249,843
        Asset Allocation Portfolio                           151,557         72,232
        Blue Chip Growth Portfolio                               377              0
        Cash Management Portfolio                         13,769,914     11,393,160
        Corporate Bond Portfolio                             221,947         60,455
        "Dogs" of Wall Street Portfolio                       74,211         39,785
        Emerging Markets Portfolio                           461,065        126,036
        Federated Value Portfolio                            448,120        168,146
        Global Bond Portfolio                                 27,730          3,048
        Global Equities Portfolio                            621,461        202,384
        Growth-Income Portfolio                            2,201,760        838,192
        High-Yield Bond Portfolio                            263,378        118,297
        International Diversified Equities Portfolio         913,634        428,615
        International Growth & Income Portfolio              710,036        155,210
        MFS Growth & Income Portfolio                        396,584         67,344
        MFS Mid-Cap Growth Portfolio                       1,020,916        165,412
        MFS Total Return Portfolio                           239,567         38,073
        Putnam Growth Portfolio                            1,613,647        695,022
        Real Estate Portfolio                                 34,626          3,642
        Research Select Portfolio                             13,098          6,771
        SunAmerica Balanced Portfolio                        532,363        167,777
        Technology Portfolio                                  13,769          6,438
        Utility Portfolio                                    107,347         55,312
        Venture Value Portfolio                            1,498,579        321,054
        Worldwide High Income Portfolio                       35,681         10,507

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                    NOTES TO FINANCIAL STATEMENTS (continued)

4. Purchases and Sales of Investments (continued)

Van Eck
        Worldwide Emerging Markets Fund                       76,908         12,136
        Worldwide Hard Assets Fund                             7,330         26,379
Weiss, Peck & Greer
        Tomorrow Long Term Portfolio                           8,930         87,081
        Tomorrow Medium Term Portfolio                            80          5,069
        Tomorrow Short Term Portfolio                         10,062         18,601

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                    NOTES TO FINANCIAL STATEMENTS (continued)

4. Purchases and Sales of Investments (continued)

For the year ended December 31, 1999, investment activity in the Account was as follows:

                                                                Cost of           Proceeds
Shares of                                                      Purchases         From Sales
---------                                                      ---------         ----------
AIM
        Capital Appreciation Fund                              $  201,597        $   26,283
        International Equity Fund                                 499,113           240,192
Alliance
        Conservative Investors Portfolio                           17,667            10,521
        Global Bond Portfolio                                       9,907             1,670
        Global Dollar Government Portfolio                            242                30
        Growth Portfolio                                        1,434,835           161,751
        Growth & Income Portfolio                               7,118,210         5,490,984
        Growth Investors Portfolio                                 83,358            26,366
        International Portfolio                                 7,730,001         7,784,638
        Money Market Portfolio                                  7,530,593         7,510,112
        Premier Growth Portfolio                                1,721,633         1,617,107
        Technology Portfolio                                    9,312,917         9,128,748
        Total Return Portfolio                                      2,438                20
        Quasar Portfolio                                        9,870,358         9,753,129
        U.S. Government/High Grade Securities Portfolio               975                 8
        Utility Income Portfolio                                      975                 8
Dreyfus
        Small Company Stock Portfolio                             277,608           163,340
        Stock Index Fund                                        1,719,924           387,789
        Zero Coupon 2000 Portfolio                                  7,867             5,214
Fidelity
        Asset Manager Portfolio                                   637,629           260,826
        Contrafund Portfolio                                      295,002            38,837
        Growth Portfolio                                        1,684,129           336,474
        High Income Portfolio                                     366,332           353,460
        Investment Grade Bond Portfolio                           252,480           126,121
        Money Market Portfolio                                  3,777,753         2,255,231
        Overseas Portfolio                                        240,410           252,470
SunAmerica
        Alliance Growth Portfolio                                 760,653            75,816
        Aggressive Growth                                         180,460            62,622
        Asset Allocation Portfolio                                 81,049            53,747
        Cash Management Portfolio                               4,383,240         2,551,560
        Corporate Bond Portfolio                                   14,726             7,367
        "Dogs" of Wall Street Portfolio                            42,758             8,833
        Emerging Markets Portfolio                                 48,389            16,373
        Federated Value Portfolio                                 160,428             3,796
        Global Bond Portfolio                                       3,220                28
        Global Equities Portfolio                                  46,606            14,530
        Growth-Income Portfolio                                   414,879           284,271
        High-Yield Bond Portfolio                                 108,048            15,646
        International Diversified Equities Portfolio              255,839           102,490
        International Growth & Income Portfolio                   135,631             8,653
        MFS Growth & Income Portfolio                             139,771            65,987
        MFS Mid-Cap Growth Portfolio                              157,758            73,541
        MFS Total Return Portfolio                                 72,858            31,714
        Putnam Growth Portfolio                                   239,995           117,899
        Real Estate Portfolio                                       4,718                19
        SunAmerica Balanced Portfolio                             102,293            12,503
        Utility Portfolio                                          11,722               962
        Venture Value Portfolio                                   259,867            12,138
        Worldwide High Income                                         617                55
Van Eck
        Worldwide Emerging Markets Fund                            31,816             4,692
        Worldwide Hard Assets Fund                                 34,520            13,550
        Worldwide Balanced Fund                                    43,581           115,939
WP&G Tomorrow
        Tomorrow Long Term Portfolio                               43,880            17,022
        Tomorrow Medium Term Portfolio                              1,311             1,067
        Tomorrow Short Term Portfolio                               4,967               872

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                    NOTES TO FINANCIAL STATEMENTS (continued)

5. Net Increase (Decrease) in Accumulation Units

For the year ended December 31, 2000, transactions in accumulation units of the account were as follows:

                                                AIM               AIM             Alliance
                                               Capital        International     Conservative
                                             Appreciation        Equity          Investors
                                          1     Fund         1    Fund        3  Portfolio
                                            -------------     -------------     ------------
Units Purchased ....................             9,643.14         13,796.68           513.44
Units Withdrawn ....................            (4,824.37)        (5,955.09)         (359.60)
Units Transferred Between Funds ....             5,794.48         17,240.24          (249.30)
Units Transferred From (To) AIG Life                 0.00              0.00             0.00
                                            -------------     -------------     ------------
Net Increase (Decrease) ............            10,613.25         25,081.83           (95.46)
Units, at Beginning of the Year ....            29,402.52         45,415.00         2,761.06
                                            -------------     -------------     ------------
Units, at End of the Year ..........            40,015.77         70,496.83         2,665.60
                                            =============     =============     ============

Unit Value at December 31, 2000 ....        $       14.40     $       12.97     $      15.00
                                            =============     =============     ============

                                                             Alliance
                                             Alliance         Global
                                              Global          Dollar          Alliance
                                               Bond          Government        Growth
                                          1  Portfolio     2 Portfolio    3  Portfolio
                                            ------------     ----------    --------------
Units Purchased ....................              511.96          0.00          27,063.13
Units Withdrawn ....................             (781.09)        (1.60)        (23,323.17)
Units Transferred Between Funds ....              565.23          0.00           6,034.30
Units Transferred From (To) AIG Life                0.00          0.00               0.00
                                            ------------     ---------     --------------
Net Increase (Decrease) ............              296.10         (1.60)          9,774.26
Units, at Beginning of the Year ....            1,509.30         22.53         152,411.45
                                            ------------     ---------     --------------
Units, at End of the Year ..........            1,805.40         20.93         162,185.71
                                            ============     =========     ==============

Unit Value at December 31, 2000 ....        $      10.41     $   10.80     $        24.41
                                            ============     =========     ==============

Footnote 1 are funds under the Vision product.
Footnote 2 are funds under the Gallery Life product.
Footnote 3 are funds under the Vision and Gallery Life products combined. Footnote 4 are funds under the Polaris products.

                                               Alliance
                                                Growth           Alliance
                                                  &               Growth          Alliance
                                                Income           Investors      International
                                          3    Portfolio     3   Portfolio    2  Portfolio
                                            --------------     -------------    -------------
Units Purchased ....................             25,431.60          2,587.68           0.00
Units Withdrawn ....................            (15,457.32)        (2,028.88)       (840.07)
Units Transferred Between Funds ....            (10,480.13)            16.61         840.07
Units Transferred From (To) AIG Life                  0.00              0.00           0.00
                                            --------------     -------------     ----------

Net Increase (Decrease) ............               (505.85)           575.41           0.00
Units, at Beginning of the Year ....            114,260.47         12,849.39           0.00
                                            --------------     -------------     ----------
Units, at End of the Year ..........            113,754.62         13,424.80           0.00
                                            ==============     =============     ==========

Unit Value at December 31, 2000 ....        $        25.58     $       18.22     $    12.20
                                            ==============     =============     ==========

                                               Alliance          Alliance        Alliance
                                                Money             Premier         Premier
                                                Market            Growth          Growth
                                          2   Portfolio      1   Portfolio     2 Portfolio
                                            --------------     -------------     ----------
Units Purchased ....................              1,408.57         16,359.08         128.47
Units Withdrawn ....................             (1,724.59)        (7,965.41)       (135.33)
Units Transferred Between Funds ....            421,097.35          6,998.20          13.06
Units Transferred From (To) AIG Life                  0.00              0.00           0.00
                                            --------------     -------------     ----------
Net Increase (Decrease) ............            420,781.33         15,391.87           6.20
Units, at Beginning of the Year ....              2,827.90         32,735.13         835.43
                                            --------------     -------------     ----------
Units, at End of the Year ..........            423,609.23         48,127.00         841.63
                                            ==============     =============     ==========

Unit Value at December 31, 2000 ....        $        11.49     $       16.33     $    16.75
                                            ==============     =============     ==========

Footnote 1 are funds under the Vision product.
Footnote 2 are funds under the Gallery Life product.
Footnote 3 are funds under the Vision and Gallery Life products combined. Footnote 4 are funds under the Polaris products.

                                              Alliance          Alliance           Alliance
                                               Quasar            Quasar           Technology
                                          1   Portfolio     2   Portfolio     3   Portfolio
                                            -------------     -------------     --------------
Units Purchased ....................             6,730.00            154.84          21,120.81
Units Withdrawn ....................            (6,060.69)          (844.87)        (15,016.91)
Units Transferred Between Funds ....              (894.77)       (74,660.41)        (47,958.45)
Units Transferred From (To) AIG Life                 0.00              0.00               0.00
                                            -------------     -------------     --------------
Net Increase (Decrease) ............              (225.46)       (75,350.44)        (41,854.55)
Units, at Beginning of the Year ....            38,016.79         75,700.58         143,473.59
                                            -------------     -------------     --------------
Units, at End of the Year ..........            37,791.33            350.14         101,619.04
                                            =============     =============     ==============

Unit Value at December 31, 2000 ....        $       12.24     $        9.88     $        23.77
                                            =============     =============     ==============

                                                                                     Alliance
                                                                                        U.S.
                                                                                    Government/
                                               Alliance          Alliance              High
                                                 Total            Total                Grade
                                                Return            Return             Securities
                                             1 Portfolio       2 Portfolio        2  Portfolio
                                               ----------        ----------         -----------
Units Purchased ....................               142.96              0.00               0.00
Units Withdrawn ....................               (15.26)           (13.47)             (5.64)
Units Transferred Between Funds ....               429.77              0.00               0.00
Units Transferred From (To) AIG Life                 0.00              0.00               0.00
                                               ----------        ----------          ---------
Net Increase (Decrease) ............               557.47            (13.47)             (5.64)
Units, at Beginning of the Year ....                 0.00            190.42              79.78
                                               ----------        ----------          ---------
Units, at End of the Year ..........               557.47            176.95              74.14
                                               ==========        ==========          =========

Unit Value at December 31, 2000 ....           $    10.43        $    14.34          $   11.84
                                               ==========        ==========          =========

Footnote 1 are funds under the Vision product.
Footnote 2 are funds under the Gallery Life product.
Footnote 3 are funds under the Vision and Gallery Life products combined. Footnote 4 are funds under the Polaris products.

                                                                                Anchor
                                                                              Government
                                            Alliance         Anchor              &
                                             Utility         Capital           Quality
                                             Income       Appreciation          Bond
                                         2  Portfolio   4   Portfolio     4   Portfolio
                                            ---------     -------------     -------------
Units Purchased ....................             0.00         46,348.10          4,599.14
Units Withdrawn ....................            (4.57)       (11,728.19)        (1,055.68)
Units Transferred Between Funds ....             0.00         35,258.44         15,742.74
Units Transferred From (To) AIG Life             0.00              0.00              0.00
                                            ---------     -------------     -------------
Net Increase (Decrease) ............            (4.57)        69,878.35         19,286.20
Units, at Beginning of the Year ....            64.59          5,753.94         11,926.96
                                            ---------     -------------     -------------
Units, at End of the Year ..........            60.02         75,632.29         31,213.16
                                            =========     =============     =============

Unit Value at December 31, 2000 ....        $   18.91     $       13.22     $       11.14
                                            =========     =============     =============

                                                                                 Dreyfus
                                                                Anchor            Small
                                               Anchor           Natural          Company
                                               Growth          Resources          Stock
                                          4   Portfolio     4  Portfolio     1   Portfolio
                                            -------------     ------------     -------------
Units Purchased ....................            37,133.04         2,592.49          9,990.69
Units Withdrawn ....................            (6,195.03)         (670.03)        (5,146.88)
Units Transferred Between Funds ....            50,674.90         1,627.47           (567.94)
Units Transferred From (To) AIG Life                 0.00             0.00              0.00
                                            -------------     ------------     -------------
Net Increase (Decrease) ............            81,612.91         3,549.93          4,275.87
Units, at Beginning of the Year ....             2,631.41         1,083.39         37,161.62
                                            -------------     ------------     -------------
Units, at End of the Year ..........            84,244.32         4,633.32         41,437.49
                                            =============     ============     =============

Unit Value at December 31, 2000 ....        $       11.50     $      13.07     $       11.39
                                            =============     ============     =============

Footnote 1 are funds under the Vision product.
Footnote 2 are funds under the Gallery Life product.
Footnote 3 are funds under the Vision and Gallery Life products combined. Footnote 4 are funds under the Polaris products.

                                                                 Dreyfus
                                                Dreyfus           Zero
                                                 Stock           Coupon            Fidelity
                                                 Index            2000             Growth
                                          1      Fund        1  Portfolio     1   Portfolio
                                            --------------     ------------     --------------
Units Purchased ....................             48,818.70           483.52          37,645.09
Units Withdrawn ....................            (28,989.86)         (255.23)        (33,203.51)
Units Transferred Between Funds ....             (3,854.16)       (1,665.96)          6,091.35
Units Transferred From (To) AIG Life                  0.00             0.00               0.00
                                            --------------     ------------     --------------
Net Increase (Decrease) ............             15,974.68        (1,437.67)         10,532.93
Units, at Beginning of the Year ....            192,428.01         1,437.67         210,356.81
                                            --------------     ------------     --------------
Units, at End of the Year ..........            208,402.69             0.00         220,889.74
                                            ==============     ============     ==============

Unit Value at December 31, 2000 ....        $        23.76     $      12.51     $        25.26
                                            ==============     ============     ==============

                                              Fidelity          Fidelity
                                                High              Money            Fidelity
                                               Income             Market           Overseas
                                          1   Portfolio     1   Portfolio      1   Portfolio
                                            -------------     --------------     -------------
Units Purchased ....................             4,894.26          37,574.03          6,639.06
Units Withdrawn ....................            (4,684.88)        (21,220.60)        (6,345.90)
Units Transferred Between Funds ....            (6,108.87)        (60,662.15)          (548.05)
Units Transferred From (To) AIG Life                 0.00             578.75              0.00
                                            -------------     --------------     -------------
Net Increase (Decrease) ............            (5,899.49)        (43,729.97)          (254.89)
Units, at Beginning of the Year ....            35,725.08         143,957.51         34,163.00
                                            -------------     --------------     -------------
Units, at End of the Year ..........            29,825.59         100,227.54         33,908.11
                                            =============     ==============     =============

Unit Value at December 31, 2000 ....        $       10.41     $        12.89     $       15.78
                                            =============     ==============     =============

Footnote 1 are funds under the Vision product.
Footnote 2 are funds under the Gallery Life product.
Footnote 3 are funds under the Vision and Gallery Life products combined. Footnote 4 are funds under the Polaris products.

                                                                                   Fidelity
                                               Fidelity                           Investment
                                                Asset           Fidelity            Grade
                                               Manager          Contrafund          Bond
                                          1   Portfolio     1   Portfolio     1   Portfolio
                                            -------------     -------------     -------------
Units Purchased ....................            14,238.09         16,215.08          4,676.90
Units Withdrawn ....................           (11,420.89)        (9,691.56)        (3,361.71)
Units Transferred Between Funds ....                93.82          3,266.14        (13,161.92)
Units Transferred From (To) AIG Life                 0.00              0.00              0.00
                                            -------------     -------------     -------------
Net Increase (Decrease) ............             2,911.02          9,789.66        (11,846.73)
Units, at Beginning of the Year ....            64,521.13         65,806.47         40,674.49
                                            -------------     -------------     -------------
Units, at End of the Year ..........            67,432.15         75,596.13         28,827.76
                                            =============     =============     =============

Unit Value at December 31, 2000 ....        $       17.83     $       14.76     $       13.33
                                            =============     =============     =============

                                              SunAmerica         SunAmerica       SunAmerica
                                               Alliance          Aggressive         Asset
                                                Growth            Growth          Allocation
                                          4   Portfolio      4   Portfolio     4  Portfolio
                                            --------------     -------------     ------------
Units Purchased ....................            134,070.94         39,878.71         5,002.81
Units Withdrawn ....................            (35,008.67)       (11,894.49)       (3,008.43)
Units Transferred Between Funds ....            147,727.35         32,940.09         5,137.95
Units Transferred From (To) AIG Life                  0.00           (456.78)            0.00
                                            --------------     -------------     ------------
Net Increase (Decrease) ............            246,789.62         60,467.53         7,132.33
Units, at Beginning of the Year ....             63,277.92          9,130.56         2,699.19
                                            --------------     -------------     ------------
Units, at End of the Year ..........            310,067.54         69,598.09         9,831.52
                                            ==============     =============     ============

Unit Value at December 31, 2000 ....        $         9.72     $       13.45     $      10.39
                                            ==============     =============     ============

Footnote 1 are funds under the Vision product.
Footnote 2 are funds under the Gallery Life product.
Footnote 3 are funds under the Vision and Gallery Life products combined. Footnote 4 are funds under the Polaris products.

                                           Sun America       SunAmerica          SunAmerica
                                               Blue             Cash             Corporate
                                           Chip Growth        Management           Bond
                                         4  Portfolio   4     Portfolio      4   Portfolio
                                           -----------    ----------------     -------------
Units Purchased ....................            44.79         1,065,765.58          1,748.48
Units Withdrawn ....................             0.00           (55,700.21)          (459.18)
Units Transferred Between Funds ....             0.00          (793,704.03)        14,016.49
Units Transferred From (To) AIG Life             0.00            (4,943.94)             0.00
                                            ---------     ----------------     -------------
Net Increase (Decrease) ............            44.79           211,417.40         15,305.79
Units, at Beginning of the Year ....             0.00           181,051.57            727.14
                                            ---------     ----------------     -------------
Units, at End of the Year ..........            44.79           392,468.97         16,032.93
                                            =========     ================     =============

Unit Value at December 31, 2000 ....        $    8.35     $          10.75     $       10.49
                                            =========     ================     =============

                                             SunAmerica
                                               "Dogs"
                                                 of            SunAmerica        SunAmerica
                                                Wall            Emerging         Federated
                                               Street           Markets            Value
                                          4   Portfolio    4   Portfolio     4   Portfolio
                                            ------------     -------------     -------------
Units Purchased ....................            4,486.48         18,384.64          8,611.15
Units Withdrawn ....................           (1,699.34)        (4,979.75)        (2,936.60)
Units Transferred Between Funds ....            3,708.28         16,731.96         22,622.37
Units Transferred From (To) AIG Life           (2,322.27)             0.00              0.00
                                            ------------     -------------     -------------
Net Increase (Decrease) ............            4,173.15         30,136.85         28,296.92
Units, at Beginning of the Year ....            3,738.46          3,024.06         16,874.58
                                            ------------     -------------     -------------
Units, at End of the Year ..........            7,911.61         33,160.91         45,171.50
                                            ============     =============     =============

Unit Value at December 31, 2000 ....        $       9.08     $        8.32     $        9.81
                                            ============     =============     =============

Footnote 1 are funds under the Vision product.
Footnote 2 are funds under the Gallery Life product.
Footnote 3 are funds under the Vision and Gallery Life products combined. Footnote 4 are funds under the Polaris products.

                                             SunAmerica       SunAmerica
                                              Global            Global            SunAmerica
                                               Bond            Equities         Growth-Income
                                          4  Portfolio     4   Portfolio     4    Portfolio
                                            ------------     -------------     --------------
Units Purchased ....................            1,767.66         15,425.29          69,381.79
Units Withdrawn ....................             (203.18)        (3,422.21)        (17,301.73)
Units Transferred Between Funds ....              717.25         20,414.53          59,788.71
Units Transferred From (To) AIG Life                0.00              0.00               0.00
                                            ------------     -------------     --------------
Net Increase (Decrease) ............            2,281.73         32,417.61         111,868.77
Units, at Beginning of the Year ....              318.63          3,065.40          12,514.78
                                            ------------     -------------     --------------
Units, at End of the Year ..........            2,600.36         35,483.01         124,383.55
                                            ============     =============     ==============

Unit Value at December 31, 2000 ....        $      10.86     $       10.16     $        10.63
                                            ============     =============     ==============

                                                                                 SunAmerica
                                                                SunAmerica      International
                                              SunAmerica      International        Growth
                                              High-Yield       Diversified           &
                                                Bond             Equities          Income
                                          4   Portfolio     4   Portfolio     4   Portfolio
                                            -------------     -------------     -------------
Units Purchased ....................             3,985.79          8,646.38         20,204.00
Units Withdrawn ....................            (1,049.01)        (6,172.65)        (4,612.39)
Units Transferred Between Funds ....             9,286.04         34,176.72         34,837.75
Units Transferred From (To) AIG Life                 0.00              0.00              0.00
                                            -------------     -------------     -------------
Net Increase (Decrease) ............            12,222.82         36,650.45         50,429.36
Units, at Beginning of the Year ....             9,271.40         13,977.82         11,036.19
                                            -------------     -------------     -------------
Units, at End of the Year ..........            21,494.22         50,628.27         61,465.55
                                            =============     =============     =============

Unit Value at December 31, 2000 ....        $        9.10     $        9.74     $       11.00
                                            =============     =============     =============

Footnote 1 are funds under the Vision product.
Footnote 2 are funds under the Gallery Life product.
Footnote 3 are funds under the Vision and Gallery Life products combined. Footnote 4 are funds under the Polaris products.

                                             SunAmerica
                                                MFS             SunAmerica        SunAmerica
                                               Growth              MFS               MFS
                                                 &               Mid-Cap            Total
                                               Income            Growth            Return
                                          4   Portfolio     4   Portfolio     4   Portfolio
                                            -------------     -------------     -------------
Units Purchased ....................            13,815.45         27,557.88         12,543.39
Units Withdrawn ....................            (4,040.28)        (7,699.75)        (2,342.54)
Units Transferred Between Funds ....            22,189.82         29,652.44          8,736.01
Units Transferred From (To) AIG Life              (285.96)             0.00              0.00
                                            -------------     -------------     -------------
Net Increase (Decrease) ............            31,679.03         49,510.57         18,936.86
Units, at Beginning of the Year ....             7,739.40          6,350.48          4,180.56
                                            -------------     -------------     -------------
Units, at End of the Year ..........            39,418.43         55,861.05         23,117.42
                                            =============     =============     =============

Unit Value at December 31, 2000 ....        $       10.24     $       16.16     $       11.53
                                            =============     =============     =============

                                              SunAmerica        SunAmerica         Sun America
                                               Putnam             Real              Research
                                               Growth            Estate              Select
                                          4   Portfolio      4  Portfolio        4  Portfolio
                                            -------------      ------------        ----------
Units Purchased ....................            35,984.23          2,584.77              0.00
Units Withdrawn ....................            (9,929.37)          (386.62)           (59.51)
Units Transferred Between Funds ....            47,442.67            768.08            728.68
Units Transferred From (To) AIG Life                 0.00              0.00              0.00
                                            -------------      ------------        ----------
Net Increase (Decrease) ............            73,497.53          2,966.23            669.17
Units, at Beginning of the Year ....            11,168.74            540.75              0.00
                                            -------------      ------------        ----------
Units, at End of the Year ..........            84,666.27          3,506.98            669.17
                                            =============      ============        ==========

Unit Value at December 31, 2000 ....        $       10.12      $      11.06        $     9.13
                                            =============      ============        ==========

Footnote 1 are funds under the Vision product.
Footnote 2 are funds under the Gallery Life product.
Footnote 3 are funds under the Vision and Gallery Life products combined. Footnote 4 are funds under the Polaris products.

                                              SunAmerica      Sun America
                                              SunAmerica     Institutional    SunAmerica
                                               Balanced       Technology        Utility
                                          4   Portfolio    4   Portfolio   4   Portfolio
                                            -------------    -------------   ------------
Units Purchased ....................            27,950.49           0.00         4,963.57
Units Withdrawn ....................           (10,295.24)        (63.35)       (1,552.19)
Units Transferred Between Funds ....            13,865.46         913.31         1,792.61
Units Transferred From (To) AIG Life                 0.00           0.00             0.00
                                            -------------     ----------     ------------
Net Increase (Decrease) ............            31,520.71         849.96         5,203.99
Units, at Beginning of the Year ....             8,571.66           0.00         1,092.69
                                            -------------     ----------     ------------
Units, at End of the Year ..........            40,092.37         849.96         6,296.68
                                            =============     ==========     ============

Unit Value at December 31, 2000 ....        $       10.39     $     6.60     $       8.95
                                            =============     ==========     ============

                                                              SunAmerica          Van Eck
                                              SunAmerica       Worldwide        Worldwide
                                               Venture           High            Emerging
                                                Value           Income           Markets
                                          4   Portfolio     4  Portfolio     1     Fund
                                            -------------     ------------     -------------
Units Purchased ....................            27,457.54           467.85          3,920.85
Units Withdrawn ....................            (9,565.61)         (150.02)        (1,702.60)
Units Transferred Between Funds ....            53,578.94         1,955.37          3,459.48
Units Transferred From (To) AIG Life                 0.00             0.00              0.00
                                            -------------     ------------     -------------
Net Increase (Decrease) ............            71,470.87         2,273.20          5,677.73
Units, at Beginning of the Year ....            16,901.11            53.01          9,808.72
                                            -------------     ------------     -------------
Units, at End of the Year ..........            88,371.98         2,326.21         15,486.45
                                            =============     ============     =============

Unit Value at December 31, 2000 ....        $       16.91     $      10.62     $        6.94
                                            =============     ============     =============

Footnote 1 are funds under the Vision product.
Footnote 2 are funds under the Gallery Life product.
Footnote 3 are funds under the Vision and Gallery Life products combined. Footnote 4 are funds under the Polaris products.

                                               Van Eck          WP&G             WP&G
                                              Worldwide       Tomorrow         Tomorrow
                                                Hard            Long            Medium
                                               Assets           Term             Term
                                          1     Fund       1  Portfolio     1 Portfolio
                                            ------------     ------------     ----------
Units Purchased ....................              727.52          (431.21)          2.58
Units Withdrawn ....................           (2,136.03)         (316.80)        (18.50)
Units Transferred Between Funds ....             (631.90)       (3,966.80)       (314.97)
Units Transferred From (To) AIG Life                0.00             0.00           0.00
                                            ------------     ------------     ----------
Net Increase (Decrease) ............           (2,040.41)       (4,714.81)       (330.89)
Units, at Beginning of the Year ....            7,690.75         4,714.81         330.89
                                            ------------     ------------     ----------
Units, at End of the Year ..........            5,650.34             0.00           0.00
                                            ============     ============     ==========

Unit Value at December 31, 2000 ....        $      10.29     $      16.60     $    14.96
                                            ============     ============     ==========

                                              WP&G
                                            Tomorrow
                                              Short
                                              Term
                                          1 Portfolio
                                            ----------
Units Purchased ....................            170.90
Units Withdrawn ....................            (41.83)
Units Transferred Between Funds ....           (725.33)
Units Transferred From (To) AIG Life              0.00
                                            ----------
Net Increase (Decrease) ............           (596.26)
Units, at Beginning of the Year ....            596.26
                                            ----------
Units, at End of the Year ..........              0.00
                                            ==========

Unit Value at December 31, 2000 ....        $    13.52
                                            ==========

Footnote 1 are funds under the Vision product.
Footnote 2 are funds under the Gallery Life product.
Footnote 3 are funds under the Vision and Gallery Life products combined. Footnote 4 are funds under the Polaris products.

                                    APPENDIX

                         AVERAGE ANNUAL TOTAL RETURNS(1)
                             As of December 31, 2000

                                                  Inception                      10 Years or
                                                    Date    1 Year   5 Years  Since Inception(2)
                                                    ----    ------   -------  ------------------
Anchor Series Trust
  Wellington Management Company, LLP
    Capital Appreciation Portfolio                 3/23/87  -8.16%    23.48%       23.38%
    Government and Quality Bond Portfolio          9/5/84   10.52%     5.35%        6.98%
    Growth Portfolio                               9/5/84   -1.77%    20.54%       16.78%
    Natural Resources Portfolio                    1/4/88   17.74%     6.87%        8.83%

SunAmerica Series Trust
  Alliance Capital Management L.P.
    Global Equities Portfolio                      2/9/93   -17.87%   10.99%       11.44%
    Alliance Growth Portfolio                      2/9/93   -20.06%   21.67%       19.55%
    Growth-Income Portfolio                        2/9/93   -9.02%    20.05%       16.97%

  Banc of America Capital Management, LLC
    Cash Management Portfolio                      2/9/93    5.27%     4.44%        3.98%

  Davis Selected Advisers, L.P.
    Real Estate Portfolio                          6/2/97   22.88%      n/a         3.12%
    Davis Venture Value Portfolio                 10/28/94   8.66%    18.46%       20.42%

  Federated Investment Counseling
    Corporate Bond Portfolio                       7/1/93    4.54%     4.12%        4.61%
    Federated Value Portfolio                      6/3/96    1.63%      n/a        13.21%
    Telecom Utility Portfolio                      6/3/96   -9.68%      n/a         7.67%

  Goldman Sachs Asset Management/
  Goldman Sachs Asset Management International
    Asset Allocation Portfolio                     7/1/93   -1.05%     9.48%       10.11%
    Global Bond Portfolio                          7/1/93    8.46%     6.85%        6.49%
    Goldman Sachs Research Portfolio               7/5/00     n/a       n/a        -2.45%

  Marsico Capital Management, LLC
    Marsico Growth Portfolio                      12/29/00    n/a       n/a          n/a

  MFS Investment Management
    MFS Growth and Income Portfolio                2/9/93   -1.06%    13.44%       12.14%
    MFS Mid-Cap Growth Portfolio                   4/1/99    8.79%      n/a        39.28%
    MFS Total Return Portfolio                    10/28/94  16.14%    12.24%       14.02%

  Morgan Stanley Investment Management Inc.
    International Diversified Equities Portfolio  10/28/94  -18.93%    6.19%        5.92%
    Worldwide High Income Portfolio               10/28/94  -3.68%     4.80%        6.59%
    Technology Portfolio                           7/5/00     n/a       n/a       -48.92%

  Putnam Investment Management, L.L.C.
    Emerging Markets Portfolio                     6/2/97   -36.85%     n/a        -9.69%
    Putnam Growth Portfolio                        2/9/93   -18.67%   17.08%       13.49%
    International Growth and Income Portfolio      6/2/97    0.41%      n/a        10.75%

  SunAmerica Asset Management Corp.
    Aggressive Growth Portfolio                    6/3/96   -15.81%     n/a        17.63%
    SunAmerica Balanced Portfolio                  6/3/96   -10.11%     n/a        13.97%
    "Dogs" of Wall Street Portfolio                4/1/98    2.17%      n/a        -2.55%
    High-Yield Bond Portfolio                      2/9/93   -9.48%     3.43%        4.46%
    Blue Chip Growth Portfolio                      7/500     n/a       n/a       -15.01%
    Growth Opportunities Portfolio                 7/5/00     n/a       n/a       -13.16%

  U.S. Bancorp Piper Jaffray Asset Management
    Equity Income Portfolio                       12/14/98  -9.99%       n/a        6.515%
    Equity Index Portfolio                        12/14/98  -9.79575%    n/a       -1.10725%
    Small Company Value Portfolio                 12/14/98  15.975%      n/a       22.325%

--------------------

(1) This performance information is for illustrative purposes only and is not intended to indicate or predict future performance. The performance information reflects the total of the income generated by the portfolio net of the total portfolio operating expenses (i.e., management fees and other expenses), plus capital gains and losses, realized or unrealized, and the mortality and expense risk charge. The performance results do not reflect any other charges deducted from premium, Account Value, or Variable Account assets (for example, monthly deductions, cost of insurance, surrender charge, sales load, DAC taxes, and any state or local premium taxes). If these charges were included, the total return figures would be lower.

(2) This column shows performance data for a 10-year period or since inception, whichever is earlier.

                                  [Back cover]

The Securities and Exchange Commission maintains a web site at http://www.sec.gov that contains additional information about AIG Life Insurance Company, Variable Account II, and the policy, which may be of interest to you. The web site also contains additional information about the policy's variable investment options.

Investment Company Act File Number 811-4687